OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Consumer Discretionary - 15.3%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	3,434	$59,786
Cooper Tire & Rubber Company	144	4,751
Cooper-Standard Holdings, Inc. (a)	4,583	403,533
Dana Holding Corporation	28,406	387,458
Drew Industries, Inc.	2,678	245,332
Federal-Mogul Holdings Corporation (a)	50,309	444,731
Gentherm, Inc. (a)	3,392	113,835
Jason Industries, Inc. (a)	1,119	4,275
Lear Corporation	3,042	345,115
Metaldyne Performance Group, Inc.	3,205	50,927
Modine Manufacturing Company (a)	33,743	323,933
Shiloh Industries, Inc. (a)	12,467	120,805
Spartan Motors, Inc.	71,986	611,161
Stoneridge, Inc. (a)	6,862	114,458
Superior Industries International, Inc.	6,364	194,484
Tenneco, Inc. (a)	4,467	252,475
Tower International, Inc.	26,721	616,721
		4,293,780
Automobiles - 0.2%
Ford Motor Company	27,658	350,150
General Motors Company	7,683	242,322
Thor Industries, Inc.	1,696	129,812
		722,284
Distributors - 0.0% (b)
Amcon Distributing Company	651	58,951
BMC Stock Holdings, Inc. (a)	413	8,405
VOXX International Corporation (a)	12,531	33,207
Weyco Group, Inc.	76	2,123
		102,686
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	7,772	222,590
Apollo Education Group, Inc. (a) (c)	36,384	327,092
Bright Horizons Family Solutions, Inc. (a)	11,526	773,049
Cambium Learning Group, Inc. (a)	1,863	9,017
Capella Education Company	8,561	512,547
Career Education Corporation (a) (c)	12,218	84,426
Graham Holdings Company - Class B	232	116,752
Grand Canyon Education, Inc. (a)	2,241	94,256
K12, Inc. (a) (c)	73,194	906,142
Liberty Tax, Inc.	85,685	1,187,594
Lincoln Educational Services Corporation (a)	11,605	20,309
Regis Corporation (a)	31,249	419,987
Universal Technical Institute, Inc.	789	1,870
		4,675,631
Hotels, Restaurants & Leisure - 4.0%
Aramark	10,724	384,455
Arcos Dorados Holdings, Inc. - Class A (a)	65,809	360,633
Belmond Ltd. - Class A (a)	1,839	21,130
Biglari Holdings, Inc. (a)	41	17,020

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Hotels, Restaurants & Leisure - 4.0% (Continued)
BJ's Restaurants, Inc. (a)	3,332	$129,415
Bloomin' Brands, Inc.	58,730	1,055,965
Bojangles', Inc. (a)	5,261	91,436
Boyd Gaming Corporation (a) (c)	47,783	937,025
Bravo Brio Restaurant Group, Inc. (a) (c)	48,772	400,906
Brinker International, Inc.	10,073	474,841
Caesars Acquisition Company - Class A (a) (c)	97,369	1,047,691
Carnival Corporation	7,802	364,509
Carrols Restaurant Group, Inc. (a) (c)	96,117	1,163,977
Century Casinos, Inc. (a)	32,319	206,195
Choice Hotels International, Inc.	221	10,672
ClubCorp Holdings, Inc.	12,286	178,147
Dave & Buster's Entertainment, Inc. (a)	224	9,968
Del Frisco's Restaurant Group, Inc. (a)	12,065	180,010
Denny's Corporation (a)	1,484	16,561
DineEquity, Inc.	918	74,698
Fiesta Restaurant Group, Inc. (a)	8,071	180,306
Golden Entertainment, Inc.	43,759	595,560
International Game Technology plc	4,887	102,138
International Speedway Corporation - Class A	36,711	1,239,731
Interval Leisure Group, Inc.	3,708	66,670
Intrawest Resorts Holdings, Inc. (a)	75,989	1,104,880
Isle of Capri Casinos, Inc. (a) (c)	13,326	249,596
La Quinta Holdings, Inc. (a)	1,839	22,748
Lindblad Expeditions Holdings, Inc. (a)	2,120	21,073
Marcus Corporation (The) (c)	16,677	369,396
Monarch Casino & Resort, Inc. (a)	32,898	767,510
Morgans Hotel Group Company (a)	46,223	117,869
Nathan's Famous, Inc. (a)	1,586	77,032
Penn National Gaming, Inc. (a)	19,350	290,637
Pinnacle Entertainment, Inc. (a)	71,328	778,902
Potbelly Corporation (a) (c)	73,934	963,360
Red Robin Gourmet Burgers, Inc. (a)	9,404	454,778
Ruby Tuesday, Inc. (a)	131,524	531,357
Ruth's Hospitality Group, Inc. (c)	59,897	956,555
Scientific Games Corporation - Class A (a) (c)	8,701	92,709
Sonic Corporation	6,937	186,675
Speedway Motorsports, Inc.	1,817	32,106
Wendy's Company (The)	45,637	440,853
		16,767,695
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	11,033	284,982
Beazer Homes USA, Inc. (a)	8,200	78,638
Cavco Industries, Inc. (a)	2,018	200,549
CSS Industries, Inc.	450	11,840
Flexsteel Industries, Inc. (c)	28,478	1,170,446
Helen of Troy Ltd. (a) (c)	9,601	956,356
Hooker Furniture Corporation	10,992	254,245
Hovnanian Enterprises, Inc. - Class A (a) (c)	622,490	1,145,382
Installed Building Products, Inc. (a)	5,768	206,667
iRobot Corporation (a)	870	32,990

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Household Durables - 1.7% (Continued)
La-Z-Boy, Inc.	36,110	$1,091,244
Libbey, Inc.	17,948	335,448
Lifetime Brands, Inc.	13,219	177,002
M/I Homes, Inc. (a)	4,449	100,325
MDC Holdings, Inc.	686	18,056
Skullcandy, Inc. (a)	99,539	609,179
Taylor Morrison Home Corporation - Class A (a)	877	14,251
Toll Brothers, Inc. (a)	12,640	354,046
Universal Electronics, Inc. (a)	315	24,362
		7,066,008
Internet & Catalog Retail - 1.2%
Blue Nile, Inc.	190	5,521
Duluth Holdings, Inc. - Class B (a)	6,338	157,182
EVINE Live, Inc. (a)	14,213	26,863
HSN, Inc.	6,589	337,093
Liberty TripAdvisor Holdings, Inc. - Series A (a)	52,916	1,252,522
Liberty Ventures - Series A (a)	9,027	340,408
Nutrisystem, Inc.	599	17,718
Overstock.com, Inc. (a) (c)	33,690	549,147
RetailMeNot, Inc. (a) (c)	146,034	1,219,384
Shutterfly, Inc. (a)	14,704	782,106
Travelport Worldwide Ltd.	4,905	66,169
U.S. Auto Parts Network, Inc. (a)	74,639	305,274
		5,059,387
Leisure Products - 0.4%
Black Diamond, Inc. (a)	12,193	51,333
Brunswick Corporation	5,916	293,552
Callaway Golf Company	68,533	733,303
Johnson Outdoors, Inc. - Class A	15,178	462,170
MCBC Holdings, Inc.	5,442	62,474
Nautilus, Inc. (a)	5,243	98,778
Vista Outdoor, Inc. (a)	117	5,856
		1,707,466
Media - 1.4%
A.H. Belo Corporation - Class A	19,633	101,503
AMC Entertainment Holdings, Inc. - Class A	2,199	64,695
Carmike Cinemas, Inc. (a)	2,548	78,529
CBS Corporation - Class B	6,634	346,428
Entercom Communications Corporation - Class A	997	14,566
Gannett Company, Inc. (c)	23,684	302,208
Global Sources Ltd. (a)	857	7,696
Gray Television, Inc. (a)	44,111	436,699
John Wiley & Sons, Inc. - Class A	19,696	1,136,459
Liberty Broadband Corporation - Series C (a)	74	4,685
Liberty Media Group - Series A (a)	83	1,884
Loral Space & Communications, Inc. (a)	433	15,211
McClatchy Company - Class A (a)	8,868	171,507
Meredith Corporation	19,171	1,044,436
National CineMedia, Inc.	8,210	127,912
New Media Investment Group, Inc.	309	5,457
News Corporation - Class A - Non-Voting	30,078	390,112

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Media - 1.4% (Continued)
Reading International, Inc. - Class A (a)	915	$12,581
Salem Media Group, Inc. - Class A	2,801	21,204
Sinclair Broadcast Group, Inc. - Class A	24,205	673,383
Sizmek, Inc. (a)	43,479	118,698
Starz - Series A (a)	236	7,134
Townsquare Media, Inc. - Class A (a)	1,986	16,245
Tribune Media Company - Class A	8,247	305,551
tronc, Inc. (c)	27,664	414,683
Twenty-First Century Fox, Inc. - Class A - Non-Voting	13,089	348,691
		6,168,157
Multi-Line Retail - 0.3%
Big Lots, Inc.	2,813	149,595
Dillard's, Inc. - Class A	506	34,246
Dollar General Corporation	3,981	377,160
Fred's, Inc. - Class A	32,689	519,428
Tuesday Morning Corporation (a)	14,867	117,301
		1,197,730
Specialty Retail - 3.4%
Aaron's, Inc. (c)	48,000	1,149,600
American Eagle Outfitters, Inc.	2,607	46,717
America's Car-Mart, Inc. (a)	853	29,923
Asbury Automotive Group, Inc. (a) (c)	3,148	191,398
Ascena Retail Group, Inc. (a)	430	3,496
Barnes & Noble, Inc. (c)	45,776	598,750
Big 5 Sporting Goods Corporation	11,494	121,377
Cabela's, Inc. (a)	2,900	149,727
Caleres, Inc.	32,871	865,165
Cato Corporation (The) - Class A	32,378	1,158,161
Chico's FAS, Inc.	2,064	24,789
Christopher & Banks Corporation (a)	5,733	11,638
Citi Trends, Inc. (c)	15,692	261,743
Container Store Group, Inc. (The) (a)	56,643	313,236
Dick's Sporting Goods, Inc.	37	1,898
Express, Inc. (a)	13,939	208,527
Finish Line, Inc. (The) - Class A	8,372	181,924
Genesco, Inc. (a) (c)	17,006	1,180,557
GNC Holdings, Inc. - Class A (c)	6,866	140,135
Group 1 Automotive, Inc.	8,271	515,449
Kirkland's, Inc. (a) (c)	35,855	546,430
Lithia Motors, Inc. - Class A	6,281	541,987
Lowe's Companies, Inc.	4,586	377,336
MarineMax, Inc. (a)	9,888	199,738
Murphy USA, Inc. (a) (c)	13,907	1,065,832
Perfumania Holdings, Inc. (a)	679	1,562
Pier 1 Imports, Inc. (c)	28,742	147,159
Rent-A-Center, Inc. (c)	55,481	599,195
Sears Hometown and Outlet Stores, Inc. (a)	20,680	142,278
Shoe Carnival, Inc.	1,430	37,623
Sonic Automotive, Inc. - Class A (c)	40,236	731,490
Stage Stores, Inc.	13,925	82,575
Staples, Inc.	42,077	390,895

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Specialty Retail - 3.4% (Continued)
Stein Mart, Inc.	58,923	$506,738
Systemax, Inc. (a)	14,203	127,117
Tailored Brands, Inc.	25,699	376,490
Tile Shop Holdings, Inc. (The) (a)	324	5,524
TravelCenters of America, LLC (a) (c)	50,935	417,158
Trinity Place Holdings, Inc. (a)	1,547	12,577
Urban Outfitters, Inc. (a)	18,747	560,535
West Marine, Inc. (a)	23,335	204,415
		14,228,864
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Company	9,102	521,090
Crown Crafts, Inc.	1,212	12,253
Culp, Inc.	10,351	295,314
Delta Apparel, Inc. (a)	412	9,843
Movado Group, Inc. (c)	1,020	23,042
Oxford Industries, Inc. (c)	429	24,530
Perry Ellis International, Inc. (a)	930	19,921
PVH Corporation	3,833	387,363
Ralph Lauren Corporation	3,814	374,115
Rocky Brands, Inc.	9,588	105,180
Tumi Holdings, Inc. (a)	3,775	100,981
Unifi, Inc. (a)	16,356	442,103
Vince Holding Corporation (a) (c)	50,438	252,190
Wolverine World Wide, Inc.	1,900	46,531
		2,614,456
Consumer Staples - 3.8%
Beverages - 0.2%
Cott Corporation	22,687	338,717
Craft Brew Alliance, Inc. (a)	12,992	152,526
National Beverage Corporation (a)	2,753	157,912
PepsiCo, Inc.	3,237	352,574
Primo Water Corporation (a)	979	11,728
		1,013,457
Food & Staples Retailing - 1.0%
Ingles Markets, Inc. - Class A	754	29,278
Kroger Company (The)	9,638	329,523
Performance Food Group Company (a) (c)	45,839	1,257,822
Smart & Final Stores, Inc. (a)	1,384	19,085
SpartanNash Company (c)	2,775	87,413
Sprouts Farmers Market, Inc. (a)	18,591	430,010
SUPERVALU, Inc. (a) (c)	214,952	1,048,966
Village Super Market, Inc. - Class A	33,396	1,056,649
Weis Markets, Inc.	431	22,270
		4,281,016
Food Products - 1.6%
Adecoagro S.A. (a)	26,885	294,660
B&G Foods, Inc.	1,329	68,563
Bunge Ltd.	5,891	387,863
Calavo Growers, Inc.	838	55,124
ConAgra Foods, Inc.	8,053	376,558
Cosan Ltd. - Class A	24,799	165,657

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Consumer Staples - 3.8% (Continued)
Food Products - 1.6% (Continued)
Darling Ingredients, Inc. (c)	74,318	$1,172,738
Farmer Brothers Company (a)	340	10,428
Fresh Del Monte Produce, Inc. (c)	23,664	1,345,298
J & J Snack Foods Corporation	120	14,593
John B. Sanfilippo & Son, Inc.	110	5,134
Lancaster Colony Corporation	3,449	448,232
Nomad Foods Ltd. (a)	40,637	359,637
Omega Protein Corporation (a) (c)	929	20,921
Rocky Mountain Chocolate Factory, Inc.	5,191	55,077
Seaboard Corporation (a)	127	372,110
Seneca Foods Corporation - Class A (a) (c)	38,021	1,489,283
SunOpta, Inc. (a)	11,088	62,647
		6,704,523
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	4,181	95,285
HRG Group, Inc. (a)	35,490	528,446
Oil-Dri Corporation of America	750	28,088
		651,819
Personal Products - 0.7%
Avon Products, Inc. (c)	208,343	847,956
Edgewell Personal Care Company	4,427	374,568
Elizabeth Arden, Inc. (a)	1,044	14,512
Estée Lauder Companies, Inc. (The) - Class A	4,012	372,715
Inter Parfums, Inc.	2,548	82,912
Medifast, Inc. (c)	15,932	561,125
Nature's Sunshine Products, Inc.	6,795	80,181
Nutraceutical International Corporation (a)	22,058	565,567
		2,899,536
Tobacco - 0.1%
Alliance One International, Inc. (a)	9,159	158,451
Universal Corporation	3,836	227,513
		385,964
Energy - 5.4%
Energy Equipment & Services - 1.9%
Archrock, Inc. (c)	128,075	1,141,148
Baker Hughes, Inc.	8,007	382,975
C&J Energy Services Ltd. (a)	22,492	8,322
Dawson Geophysical Company (a)	4,991	37,183
Ensco plc - Class A	72,382	663,743
Enservco Corporation (a)	4,038	2,786
Exterran Corporation (a)	54,505	693,304
Fairmount Santrol Holdings, Inc. (a)	584	4,000
FMC Technologies, Inc. (a)	13,899	352,757
Gulf Island Fabrication, Inc.	1,200	10,152
Helix Energy Solutions Group, Inc. (a)	29,369	233,190
Hercules Offshore, Inc. (a)	1,577	1,924
Independence Contract Drilling, Inc. (a)	93,459	470,099
ION Geophysical Corporation (a)	11,153	55,877
Matrix Service Company (a) (c)	24,893	412,477
Nabors Industries Ltd. (c)	92,755	834,795
Noble Corporation plc	6,048	44,634

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Energy - 5.4% (Continued)
Energy Equipment & Services - 1.9% (Continued)
North American Energy Partners, Inc.	15,838	$39,912
Oceaneering International, Inc.	763	21,272
Oil States International, Inc. (a)	239	7,390
Pioneer Energy Services Corporation (a)	164,382	517,803
Precision Drilling Corporation	2,563	10,944
RigNet, Inc. (a)	6,453	77,113
Superior Energy Services, Inc.	45,289	723,265
TETRA Technologies, Inc. (a) (c)	184,508	1,108,893
Unit Corporation (a)	7,036	87,950
Willbros Group, Inc. (a)	143,002	293,154
		8,237,062
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corporation (a)	52,785	61,231
Adams Resources & Energy, Inc.	2,350	71,134
Advantage Oil & Gas Ltd. (a)	2,699	17,139
Aegean Marine Petroleum Network, Inc.	52,832	344,465
Alon USA Energy, Inc.	38,132	269,593
Anadarko Petroleum Corporation	6,771	369,223
Baytex Energy Corporation	53,597	250,834
Bill Barrett Corporation	45,094	269,211
California Resources Corporation (a) (c)	130,233	1,336,191
Carrizo Oil & Gas, Inc. (a)	21,069	691,063
Contango Oil & Gas Company (a)	47,106	434,788
CVR Energy, Inc.	57,680	853,664
Delek US Holdings, Inc. (c)	90,104	1,128,102
DHT Holdings, Inc.	6,303	29,372
Enbridge Energy Management, LLC (a)	1,991	46,015
Enerplus Corporation	50,650	302,380
EnLink Midstream, LLC	164	2,531
Euronav NV	9,379	81,222
GasLog Ltd.	619	8,276
Gastar Exploration, Inc. (a)	12,522	11,469
Gran Tierra Energy, Inc. (a)	116,423	322,492
Hallador Energy Company	1,962	10,614
Harvest Natural Resources, Inc. (a)	8,800	5,104
Kosmos Energy Ltd. (a)	24,436	135,620
Marathon Petroleum Corporation	9,804	386,180
Navigator Holdings Ltd. (a)	15,893	153,208
Navios Maritime Acquisition Corporation	19,947	30,519
Par Pacific Holdings, Inc. (a) (c)	12,790	191,850
PDC Energy, Inc. (a) (c)	21,353	1,169,504
Pengrowth Energy Corporation	110,710	166,065
QEP Resources, Inc.	23,711	431,540
Rice Energy, Inc. (a)	23,784	554,643
Ring Energy, Inc. (a)	7,004	55,612
SemGroup Corporation - Class A (c)	40,525	1,173,604
StealthGas, Inc. (a)	4,519	16,088
Synergy Resources Corporation (a)	29,922	194,792
Targa Resources Corporation	9,009	335,675
Teekay Corporation (c)	41,575	257,765
Teekay Tankers Ltd. - Class A	25,859	76,284

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Energy - 5.4% (Continued)
Oil, Gas & Consumable Fuels - 3.5% (Continued)
Tesoro Corporation	4,890	$372,373
TransGlobe Energy Corporation	54,394	88,662
Tsakos Energy Navigation Ltd. (c)	18,280	93,594
VAALCO Energy, Inc. (a)	84,630	72,020
Valero Energy Corporation	6,258	327,168
Williams Companies, Inc. (The)	15,406	369,282
World Fuel Services Corporation	23,287	1,108,461
		14,676,622
Financials - 14.6%
Banks - 3.3%
1st Constitution Bancorp (a)	1,182	14,669
1st Source Corporation	11,006	369,912
Allegiance Bancshares, Inc. (a)	351	8,866
Ames National Corporation	2,460	66,789
Associated Banc-Corp	11,283	209,864
Atlantic Capital Bancshares, Inc. (a)	1,069	15,853
BancFirst Corporation	1,215	79,668
Banco Latinoamericano de Comercio Exterior S.A. - Class E	2,814	76,879
BancorpSouth, Inc.	17,335	412,920
Banner Corporation	14,787	617,209
Cardinal Financial Corporation	5,066	130,500
Carolina Bank Holdings, Inc. (a)	373	6,886
Cathay General Bancorp	13,753	412,315
Central Pacific Financial Corporation	23,461	575,498
CNB Financial Corporation	5,979	110,313
Codorus Valley Bancorp, Inc.	3,628	76,950
Community Trust Bancorp, Inc.	4,364	151,780
CommunityOne Bancorp (a)	5,114	66,584
CU Bancorp (a)	773	18,366
Eagle Bancorp, Inc. (a)	3,083	158,929
East West Bancorp, Inc.	10,136	346,854
Enterprise Bancorp, Inc.	18	426
Enterprise Financial Services Corporation	6,714	193,095
Evans Bancorp, Inc.	250	6,373
FCB Financial Holdings, Inc. - Class A (a)	657	22,975
Fidelity Southern Corporation	4,549	78,288
Financial Institutions, Inc.	3,000	80,700
First Bancorp, Inc. (The)	596	13,142
First BanCorporation (Puerto Rico) (a)	21,299	97,762
First Busey Corporation	1,544	34,786
First Citizens BancShares, Inc. - Class A	2,836	736,736
First Connecticut Bancorp, Inc.	2,604	41,924
First Financial Bancorporation	174	3,708
First Foundation, Inc. (a)	7,511	178,837
First Horizon National Corporation	1	1
First Internet Bancorp	296	7,000
First Merchants Corporation	44	1,153
First Midwest Bancorp, Inc.	6,140	114,634
First NBC Bank Holding Company (a)	16,219	308,648
First Niagara Financial Group, Inc.	2,738	27,873

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Banks - 3.3% (Continued)
First Northwest Bancorp (a)	159	$2,080
First of Long Island Corporation (The)	115	3,490
FirstMerit Corporation	39,811	845,188
Franklin Financial Network, Inc. (a)	2,481	84,056
Fulton Financial Corporation	16,157	220,543
German American Bancorp, Inc.	71	2,414
Great Southern Bancorp, Inc. (c)	2,483	97,334
Great Western Bancorp, Inc.	20,160	668,707
Green Bancorp, Inc. (a)	751	7,345
Guaranty Bancorp	532	8,975
Hancock Holding Company	1,679	48,674
Hanmi Financial Corporation	874	21,430
Heartland Financial USA, Inc.	2,269	83,318
Heritage Commerce Corporation	1,293	13,551
Heritage Oaks Bancorp	1,436	11,689
HomeTrust Bancshares, Inc. (a)	1,234	22,681
Horizon Bancorp	5,261	144,783
Investors Bancorp, Inc.	396	4,499
LegacyTexas Financial Group, Inc.	748	21,333
MainSource Financial Group, Inc.	1,846	41,110
MB Financial, Inc.	3,118	119,700
Mercantile Bank Corporation	1,650	41,547
MutualFirst Financial, Inc.	762	21,892
Old Line Bancshares, Inc.	9,752	186,653
Old Second Bancorp, Inc.	2,553	19,275
Pacific Continental Corporation	1,675	24,254
Pacific Premier Bancorp, Inc. (a)	4,689	113,239
Peapack-Gladstone Financial Corporation	1,447	29,041
People's Utah Bancorp	599	10,704
Popular, Inc.	6,681	225,083
Premier Financial Bancorp, Inc.	1,973	35,198
QCR Holdings, Inc.	5,093	150,957
Republic Bancorp, Inc. - Class A	1,977	58,934
Republic First Bancorp, Inc. (a)	2,924	12,836
Royal Bancshares of Pennsylvania, Inc. - Class A (a)	8,078	19,145
Sandy Spring Bancorp, Inc.	2,501	74,630
Seacoast Banking Corporation of Florida (a)	56,294	899,015
Shore Bancshares, Inc.	357	4,198
Sierra Bancorp	20,394	364,645
Southern First Bancshares, Inc. (a)	2,070	56,014
Southern National Bancorp of Virginia, Inc.	212	2,826
Sterling Bancorp	26,354	445,119
Stock Yards Bancorp, Inc.	2,753	81,324
Sun Bancorp, Inc./NJ (a)	497	10,606
Talmer Bancorp, Inc. - Class A	3,670	77,143
TCF Financial Corporation	300	4,077
TowneBank	11,967	274,643
Union Bankshares Corporation	254	6,817
United Community Banks, Inc.	6,693	128,773
United Community Financial Corporation	15,524	103,079
Univest Corporation of Pennsylvania	35,294	744,350

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Banks - 3.3% (Continued)
WashingtonFirst Bankshares, Inc.	9,547	$229,128
West Bancorporation, Inc.	58	1,102
Western Alliance Bancorp (a)	10,027	341,219
Wilshire Bancorp, Inc.	13,894	149,222
Xenith Bankshares, Inc. (a)	2,062	18,352
Yadkin Financial Corporation	27,335	688,569
Your Community Bankshares, Inc.	2,292	85,285
		14,087,459
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)	2,643	387,940
American Capital Ltd. (a)	18,634	306,902
Apollo Investment Corporation	14,470	83,347
Arlington Asset Investment Corporation - Class A	1,268	17,663
Associated Capital Group, Inc. - Class A	579	17,306
B. Riley Financial, Inc.	1,311	11,904
BlackRock Capital Investment Corporation (c)	9,907	82,823
Capital Southwest Corporation	568	8,310
Diamond Hill Investment Group, Inc.	425	81,171
E*TRADE Financial Corporation (a)	1,243	31,175
Fifth Street Finance Corporation	53,482	299,499
Fifth Street Senior Floating Rate Corporation	478	4,015
GAMCO Investors, Inc. - Class A	2,400	81,936
Goldman Sachs BDC, Inc.	4,516	90,681
Golub Capital BDC, Inc.	29	552
Hercules Capital, Inc.	23,527	311,968
HFF, Inc. - Class A	1,153	32,526
Horizon Technology Finance Corporation	13,359	183,953
Houlihan Lokey, Inc.	27,649	633,992
INTL FCStone, Inc. (a)	4,487	130,751
Investment Technology Group, Inc.	29,643	495,038
KCG Holdings, Inc. - Class A (a)	76,500	1,157,445
Ladenburg Thalmann Financial Services, Inc. (a)	13,968	34,082
Marcus & Millichap, Inc. (a) (c)	18,862	505,313
Medley Capital Corporation	10,318	75,218
Moelis & Company - Class A	1,155	28,748
Monroe Capital Corporation	2,388	37,635
Newtek Business Services Corporation	5,291	69,048
NorthStar Asset Management Group, Inc.	12,177	144,419
OM Asset Management plc	75,822	1,061,508
Oppenheimer Holdings, Inc. - Class A	2,116	33,306
Piper Jaffray Companies (a)	13,073	540,438
Silvercrest Asset Management Group, Inc. - Class A	1,028	12,490
Solar Capital Ltd.	12,684	256,851
Solar Senior Capital Ltd.	238	3,989
TCP Capital Corporation	5,269	83,777
THL Credit, Inc.	7,112	83,282
TICC Capital Corporation	19,210	108,344
Triangle Capital Corporation	4,491	89,326
TriplePoint Venture Growth BDC Corporation	30,072	344,324
		7,962,995

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Consumer Finance - 0.5%
Cash America International, Inc.	447	$19,154
Emergent Capital, Inc. (a)	4,400	16,324
Enova International, Inc. (a)	16,741	152,176
EZCORP, Inc. - Class A (a)	8,211	74,392
First Data Corporation - Class A (a)	575	7,130
Nelnet, Inc. - Class A	19,160	774,255
OneMain Holdings, Inc. (a)	27,596	795,869
Regional Management Corporation (a)	1,574	29,591
SLM Corporation (a)	24,753	177,974
		2,046,865
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B (a)	1,291	186,252
Global Eagle Entertainment, Inc. (a)	194	1,591
Intercontinental Exchange, Inc.	1,385	365,917
Marlin Business Services Corporation	441	8,097
Morningstar, Inc.	3,591	303,727
PICO Holdings, Inc. (a)	1,113	11,219
Resource America, Inc. - Class A	917	8,931
Tiptree Financial, Inc. - Class A	2,709	14,141
TPG Specialty Lending, Inc.	4,927	86,469
		986,344
Insurance - 1.7%
American Equity Investment Life Holding Company	4,532	72,195
American National Insurance Company	992	113,435
AMERISAFE, Inc. (c)	11,196	655,302
Argo Group International Holdings Ltd.	1,201	62,320
Aspen Insurance Holdings Ltd.	3,718	170,879
Baldwin & Lyons, Inc. - Class B	12,682	335,946
Blue Capital Holdings Ltd.	255	4,552
Crawford & Company - Class B	22,968	252,189
Donegal Group, Inc. - Class A	2,385	38,565
EMC Insurance Group, Inc.	9,662	267,927
Employers Holdings, Inc.	9,201	262,413
Enstar Group Ltd. (a)	541	90,125
Everest Re Group Ltd.	1,500	283,515
FBL Financial Group, Inc. - Class A	194	12,100
Federated National Holding Company	7,248	151,846
Genworth Financial, Inc. - Class A (a)	6,005	17,174
Global Indemnity plc (a)	3	90
Hanover Insurance Group, Inc. (The)	9,410	774,819
Horace Mann Educators Corporation	305	10,425
Investors Title Company	21	2,111
James River Group Holdings Ltd.	3,707	124,778
Kingstone Companies, Inc.	1,794	15,697
Markel Corporation (a)	102	96,772
National General Holdings Corporation	3,082	63,582
National Interstate Corporation	2,345	76,048
National Western Life Group, Inc. - Class A	286	54,094
Navigators Group, Inc. (The)	10,896	1,020,628
OneBeacon Insurance Group Ltd. - Class A	1,778	24,910
ProAssurance Corporation	3,563	184,065

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Insurance - 1.7% (Continued)
Safety Insurance Group, Inc.	10,029	$638,847
Selective Insurance Group, Inc. (c)	13,811	540,839
State National Companies, Inc.	6,986	76,287
Stewart Information Services Corporation	571	24,445
United Fire Group, Inc. (c)	8,556	359,352
United Insurance Holdings Corporation	4,629	73,416
		6,951,688
Real Estate Investment Trusts (REITs) - 5.5%
Agree Realty Corporation	60	3,043
Bluerock Residential Growth REIT, Inc.	13,767	183,376
Brandywine Realty Trust	84,531	1,426,038
BRT Realty Trust (a)	1,934	13,925
CBL & Associates Properties, Inc.	172,549	2,120,627
Corporate Office Properties Trust	35,377	1,059,895
Cousins Properties, Inc.	168,260	1,790,286
Empire State Realty Trust, Inc. - Class A	15,523	325,828
Extra Space Storage, Inc.	1,900	163,438
First Potomac Realty Trust	120,749	1,220,772
Forest City Realty Trust, Inc. - Class A	80,566	1,905,386
GEO Group, Inc. (The)	46,550	1,611,095
Hudson Pacific Properties, Inc.	17,558	593,636
Kilroy Realty Corporation	25,089	1,836,766
Ladder Capital Corporation	4,165	54,395
Medical Properties Trust, Inc.	68,073	1,068,746
NexPoint Residential Trust, Inc.	4,098	79,870
Parkway Properties, Inc.	103,155	1,791,802
Pennsylvania Real Estate Investment Trust	15,106	384,297
QTS Realty Trust, Inc. - Class A	11,179	639,998
RE/MAX Holdings, Inc. - Class A	293	12,693
Retail Properties of America, Inc. - Class A	93	1,640
RMR Group, Inc. (The) - Class A	27,318	930,041
Saul Centers, Inc.	1,735	116,540
SL Green Realty Corporation	16,688	1,966,180
Wheeler Real Estate Investment Trust, Inc.	28,637	49,256
WP Glimcher, Inc.	153,442	1,945,645
		23,295,214
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	868	34,199
Colliers International Group, Inc.	807	33,313
Farmland Partners, Inc.	396	4,665
FirstService Corporation	1,497	73,607
FRP Holdings, Inc. (a)	3,225	117,326
Kennedy-Wilson Holdings, Inc.	36,618	770,809
Tejon Ranch Company (a)	67	1,760
		1,035,679
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corporation	4,427	64,944
Bank Mutual Corporation	18,051	137,910
Bear State Financial, Inc.	82	782
Beneficial Bancorp, Inc.	6,225	84,411
Berkshire Hills Bancorp, Inc.	2,922	77,053

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Thrifts & Mortgage Finance - 1.2% (Continued)
Brookline Bancorp, Inc.	47,798	$544,419
Charter Financial Corporation	8,194	106,850
Dime Community Bancshares, Inc.	1,271	21,988
ESSA Bancorp, Inc.	3,748	53,072
Essent Group Ltd. (a)	15,790	378,328
Federal Agricultural Mortgage Corporation - Class C	3,073	118,095
First Defiance Financial Corporation	2,478	103,308
Flagstar Bancorp, Inc. (a)	3,037	80,207
Flushing Financial Corporation	4,195	93,591
FS Bancorp, Inc.	305	8,208
Guaranty Federal Bancshares, Inc.	100	1,621
Lake Sunapee Bank Group	95	1,752
Malvern Bancorp, Inc. (a)	2,147	33,622
Meridian Bancorp, Inc.	11,153	163,949
Meta Financial Group, Inc.	4,894	267,653
MSB Financial Corporation of Maryland (a)	1,231	16,126
NMI Holdings, Inc. - Class A (a)	57,662	362,117
OceanFirst Financial Corporation	15,847	298,874
Oritani Financial Corporation	53,482	867,478
PennyMac Financial Services, Inc. - Class A (a)	59	744
Poage Bankshares, Inc.	637	11,593
Provident Bancorp, Inc. (a)	2,897	46,149
Provident Financial Holdings, Inc.	366	7,133
Provident Financial Services, Inc.	737	14,851
Prudential Bancorp, Inc.	215	3,068
SI Financial Group, Inc.	446	5,963
Southern Missouri Bancorp, Inc.	336	8,202
Territorial Bancorp, Inc.	200	5,380
Walker & Dunlop, Inc. (a)	3,573	84,573
Waterstone Financial, Inc.	9,458	148,302
WSFS Financial Corporation	20,238	712,175
		4,934,491
Health Care - 20.2%
Biotechnology - 7.8%
Acceleron Pharma, Inc. (a) (c)	38,764	1,314,875
Achillion Pharmaceuticals, Inc. (a)	2,090	17,305
Acorda Therapeutics, Inc. (a)	25,379	641,581
Adamas Pharmaceuticals, Inc. (a)	33,473	505,442
Adverum Biotechnologies, Inc. (a)	25,681	92,965
Agios Pharmaceuticals, Inc. (a)	3,040	137,499
Akebia Therapeutics, Inc. (a) (c)	115,402	1,032,848
Alexion Pharmaceuticals, Inc. (a)	2,764	355,450
Alkermes plc (a)	7,286	363,571
AMAG Pharmaceuticals, Inc. (a)	3,668	97,312
Amgen, Inc.	2,256	388,100
Anthera Pharmaceuticals, Inc. (a)	81,182	250,041
Applied Genetic Technologies Corporation (a) (c)	78,658	1,182,230
Arbutus Biopharma Corporation (a)	20,847	85,264
Ardelyx, Inc. (a)	13,243	141,435
Arena Pharmaceuticals, Inc. (a) (c)	393,666	657,422
Atara Biotherapeutics, Inc. (a)	666	15,984

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Health Care - 20.2% (Continued)
Biotechnology - 7.8% (Continued)
aTyr Pharma, Inc. (a)	5,425	$18,499
Avexis, Inc. (a)	347	13,058
Bellicum Pharmaceuticals, Inc. (a)	3,111	49,403
BioCryst Pharmaceuticals, Inc. (a)	993	3,595
Biogen, Inc. (a)	1,338	387,926
BioSpecifics Technologies Corporation (a) (c)	35,758	1,448,199
Biostage, Inc. (a)	1	1
Blueprint Medicines Corporation (a)	6,322	139,779
Calithera Biosciences, Inc. (a)	10,084	31,966
Cepheid (a) (c)	38,710	1,367,624
China Biologic Products, Inc. (a)	6,562	783,372
Cidara Therapeutics, Inc. (a)	4,068	48,369
CoLucid Pharmaceuticals, Inc. (a)	5,143	44,744
Concert Pharmaceuticals, Inc. (a) (c)	20,200	232,098
Corvus Pharmaceuticals, Inc. (a)	906	11,914
Curis, Inc. (a)	394,732	663,150
CytomX Therapeutics, Inc. (a)	14,139	142,238
Dicerna Pharmaceuticals, Inc. (a)	7,928	25,449
Dimension Therapeutics, Inc. (a)	14,938	106,359
Edge Therapeutics, Inc. (a)	7,200	69,840
Eiger BioPharmaceuticals, Inc. (a)	144	2,801
Emergent BioSolutions, Inc. (a) (c)	13,510	451,099
Enzymotec Ltd. (a)	14,738	134,705
Epizyme, Inc. (a) (c)	76,530	792,851
Fate Therapeutics, Inc. (a)	9,373	19,402
FibroGen, Inc. (a) (c)	73,712	1,410,111
Five Prime Therapeutics, Inc. (a)	203	10,290
Foundation Medicine, Inc. (a)	3,800	88,806
Genomic Health, Inc. (a) (c)	44,743	1,298,889
Geron Corporation (a)	51,915	139,132
GlycoMimetics, Inc. (a)	1,929	16,107
Halozyme Therapeutics, Inc. (a)	17,757	176,505
Ignyta, Inc. (a)	29,550	162,821
Immune Design Corporation (a)	70,797	543,013
Incyte Corporation (a)	4,385	395,571
Inotek Pharmaceuticals Corporation (a)	16,317	154,685
Insmed, Inc. (a)	2,497	28,591
Ironwood Pharmaceuticals, Inc. (a)	29,209	412,723
Karyopharm Therapeutics, Inc. (a)	16,753	123,637
Ligand Pharmaceuticals, Inc. (a)	4,150	559,752
Lion Biotechnologies, Inc. (a)	1,317	11,642
Medgenics, Inc. (a)	23,294	134,406
Momenta Pharmaceuticals, Inc. (a) (c)	112,151	1,262,820
Natera, Inc. (a)	8,860	116,066
NewLink Genetics Corporation (a)	34,271	362,587
OncoMed Pharmaceuticals, Inc. (a) (c)	100,936	1,224,354
Ophthotech Corporation (a) (c)	17,461	1,121,695
Otonomy, Inc. (a)	38,987	559,853
PDL BioPharma, Inc. (c)	368,586	1,297,423
Pfenex, Inc. (a) (c)	92,992	750,446
PharmAthene, Inc. (a)	79,870	204,467

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Health Care - 20.2% (Continued)
Biotechnology - 7.8% (Continued)
Portola Pharmaceuticals, Inc. (a)	43,308	$1,124,276
Progenics Pharmaceuticals, Inc. (a)	6,480	37,908
ProQR Therapeutics N.V. (a)	7,274	35,643
Protalix BioTherapeutics, Inc. (a)	6,177	4,016
Proteon Therapeutics, Inc. (a)	9,136	73,088
Proteostasis Therapeutics, Inc. (a)	1,677	18,615
Puma Biotechnology, Inc. (a)	569	28,387
QLT, Inc. (a)	10,957	15,011
Raptor Pharmaceutical Corporation (a) (c)	96,966	571,130
REGENXBIO, Inc. (a)	15,072	123,138
Repligen Corporation (a) (c)	15,124	432,546
Retrophin, Inc. (a)	10,524	188,695
Rigel Pharmaceuticals, Inc. (a) (c)	31,840	72,914
Sage Therapeutics, Inc. (a)	60	2,692
Sangamo BioSciences, Inc. (a)	52,252	330,755
SciClone Pharmaceuticals, Inc. (a) (c)	38,611	407,732
Seres Therapeutics, Inc. (a)	777	8,500
Sinovac Biotech Ltd. (a)	40,931	241,493
Spectrum Pharmaceuticals, Inc. (a)	83,885	576,290
Stemline Therapeutics, Inc. (a)	7,306	54,064
Syndax Pharmaceuticals, Inc. (a)	1,258	15,624
TRACON Pharmaceuticals, Inc. (a)	201	1,025
Trevena, Inc. (a)	12,610	79,065
Trillium Therapeutics, Inc. (a)	1,668	14,378
uniQure N.V. (a)	33,751	245,370
United Therapeutics Corporation (a)	327	39,570
Vanda Pharmaceuticals, Inc. (a)	46,560	530,784
Verastem, Inc. (a)	6,736	9,430
Vericel Corporation (a)	133,775	302,332
Vertex Pharmaceuticals, Inc. (a)	4,018	389,746
Vitae Pharmaceuticals, Inc. (a)	9,419	100,312
Voyager Therapeutics, Inc. (a)	4,943	72,860
		32,981,546
Health Care Equipment & Supplies - 4.3%
Abaxis, Inc.	54	2,671
Analogic Corporation	4,079	342,718
AngioDynamics, Inc. (a) (c)	79,582	1,320,265
Anika Therapeutics, Inc. (a)	1,532	76,477
AtriCure, Inc. (a)	983	14,932
Atrion Corporation	1,765	841,552
Becton, Dickinson and Company	2,132	375,232
Cantel Medical Corporation (c)	21,420	1,434,069
Cardiovascular Systems, Inc. (a)	911	17,865
Cerus Corporation (a)	1,851	13,679
CONMED Corporation	1,869	75,956
CRH Medical Corporation (a)	28,286	110,881
CryoLife, Inc.	16,519	240,682
Cutera, Inc. (a)	40,755	439,747
Cynosure, Inc. - Class A (a) (c)	22,792	1,252,648
Danaher Corporation	1,146	93,330
Derma Sciences, Inc. (a)	6,964	33,218

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Health Care - 20.2% (Continued)
Health Care Equipment & Supplies - 4.3% (Continued)
Entellus Medical, Inc. (a)	207	$3,705
Exactech, Inc. (a) (c)	24,720	668,182
FONAR Corporation (a)	7,877	175,972
Glaukos Corporation (a)	8,044	281,218
Globus Medical, Inc. - Class A (a) (c)	8,623	197,898
Haemonetics Corporation (a)	14,671	444,825
Halyard Health, Inc. (a) (c)	18,708	647,110
Hill-Rom Holdings, Inc.	5,800	309,894
Hologic, Inc. (a)	10,060	387,209
ICU Medical, Inc. (a) (c)	1,220	142,447
Innocoll Holdings plc (a)	2,056	10,630
Integer Holdings Corporation (a)	18,874	419,192
Integra LifeSciences Holdings Corporation (a)	1,000	84,270
IRIDEX Corporation (a)	6,044	97,973
K2M Group Holdings, Inc. (a)	2,892	48,470
Kewaunee Scientific Corporation	737	14,924
Lantheus Holdings, Inc. (a)	2,328	9,894
LeMaitre Vascular, Inc. (c)	67,677	1,164,044
LivaNova plc (a)	4,982	259,313
Masimo Corporation (a) (c)	7,326	388,058
Merit Medical Systems, Inc. (a) (c)	4,047	94,862
Natus Medical, Inc. (a)	30,688	1,206,959
NuVasive, Inc. (a)	17,226	1,071,457
NxStage Medical, Inc. (a)	142	3,140
OraSure Technologies, Inc. (a) (c)	14,149	96,496
Orthofix International N.V. (a) (c)	20,092	952,361
Penumbra, Inc. (a)	1,033	70,564
RTI Surgical, Inc. (a) (c)	168,537	547,745
SeaSpine Holdings Corporation (a)	37,125	357,143
Senseonics Holdings, Inc. (a)	4,542	15,079
Surmodics, Inc. (a)	6,153	168,777
Syneron Medical Ltd. (a)	17,074	125,835
Utah Medical Products, Inc. (c)	11,861	771,795
Vascular Solutions, Inc. (a)	23	1,055
Wright Medical Group N.V. (a)	278	6,097
		17,930,515
Health Care Providers & Services - 2.8%
Addus HomeCare Corporation (a)	3,951	74,516
Alliance HealthCare Services, Inc. (a)	6,431	38,329
Almost Family, Inc. (a)	4,393	174,797
Amedisys, Inc. (a)	1,235	66,134
American Renal Associates Holdings, Inc. (a)	427	10,184
BioTelemetry, Inc. (a)	12,055	229,286
Brookdale Senior Living, Inc. (a)	10,330	190,795
Capital Senior Living Corporation (a)	159	3,097
China Cord Blood Corporation (a)	3,368	18,052
Civitas Solutions, Inc. (a) (c)	17,305	370,846
Community Health Systems, Inc. (a)	4,233	54,055
CorVel Corporation (a) (c)	20,697	935,504
Ensign Group, Inc. (The)	696	14,964
Five Star Quality Care, Inc. (a) (c)	44,465	105,382

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Health Care - 20.2% (Continued)
Health Care Providers & Services - 2.8% (Continued)
Genesis Healthcare, Inc. (a)	95,908	$197,570
HCA Holdings, Inc. (a)	3,469	267,564
Healthways, Inc. (a)	3,300	55,572
HMS Holdings Corporation (a)	20,731	412,132
Kindred Healthcare, Inc.	2,599	31,864
LHC Group, Inc. (a)	3,827	173,210
LifePoint Health, Inc. (a)	1,053	62,317
Magellan Health, Inc. (a)	13,691	937,423
McKesson Corporation	1,944	378,225
Molina Healthcare, Inc. (a)	1,957	111,177
National HealthCare Corporation	1,298	83,851
National Research Corporation - Class A	7,032	105,621
Owens & Minor, Inc.	138	4,928
PharMerica Corporation (a)	51,360	1,364,122
Premier, Inc. - Class A (a)	12,627	412,903
Providence Service Corporation (The) (a)	20,964	1,014,029
RadNet, Inc. (a) (c)	147,604	887,100
Select Medical Holdings Corporation (a)	852	9,798
Surgery Partners, Inc. (a)	987	17,894
Surgical Care Affiliates, Inc. (a) (c)	2,830	147,188
Tenet Healthcare Corporation (a) (c)	33,030	1,011,048
Triple-S Management Corporation - Class B (a) (c)	40,979	1,018,328
U.S. Physical Therapy, Inc. (c)	13,522	806,182
Universal American Corporation	2,975	22,789
Universal Health Services, Inc. - Class B	286	37,046
Veracyte, Inc. (a)	500	2,475
		11,858,297
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a) (c)	67,548	953,778
Cerner Corporation (a)	6,211	387,504
HealthStream, Inc. (a)	3,765	91,226
iCAD, Inc. (a)	10,978	59,391
Omnicell, Inc. (a)	332	12,842
Press Ganey Holdings, Inc. (a)	1,964	78,403
Quality Systems, Inc.	7,841	96,288
Vocera Communications, Inc. (a) (c)	52,827	781,311
		2,460,743
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	7,479	359,815
Bio-Techne Corporation	2,206	247,999
Bruker Corporation	8,671	216,081
Cambrex Corporation (a)	9,020	472,738
Charles River Laboratories International, Inc. (a)	4,849	426,373
Enzo Biochem, Inc. (a) (c)	28,794	200,694
Harvard Bioscience, Inc. (a)	77,646	221,291
INC Research Holdings, Inc. - Class A (a) (c)	33,261	1,480,447
NanoString Technologies, Inc. (a)	33,042	449,041
NeoGenomics, Inc. (a)	9,991	87,121
PRA Health Sciences, Inc. (a) (c)	26,070	1,209,127
VWR Corporation (a)	14,413	451,415
		5,822,142

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Health Care - 20.2% (Continued)
Pharmaceuticals - 3.3%
Achaogen, Inc. (a)	25,495	$100,195
Aclaris Therapeutics, Inc. (a)	18,778	369,927
Agile Therapeutics, Inc. (a)	11,755	82,285
Akorn, Inc. (a)	13,094	448,208
Alimera Sciences, Inc. (a)	5,021	10,293
Amphastar Pharmaceuticals, Inc. (a) (c)	60,043	971,496
ANI Pharmaceuticals, Inc. (a)	10,603	642,542
Aralez Pharmaceuticals, Inc. (a)	393	1,376
Assembly Biosciences, Inc. (a)	3,841	21,471
Auris Medical Holding A.G. (a)	11,158	44,744
Catalent, Inc. (a)	45,214	1,154,766
Cempra, Inc. (a)	18,572	333,739
Collegium Pharmaceutical, Inc. (a) (c)	25,026	303,565
Corcept Therapeutics, Inc. (a)	92,149	534,464
Corium International, Inc. (a)	26,974	128,936
Cumberland Pharmaceuticals, Inc. (a)	2,866	13,528
Dermira, Inc. (a) (c)	991	33,258
DURECT Corporation (a)	81,950	158,983
Endo International plc (a)	3,600	62,496
Endocyte, Inc. (a)	2,080	6,614
Evoke Pharma, Inc. (a)	2,377	6,228
Foamix Pharmaceuticals Ltd. (a)	9,569	81,528
Heska Corporation (a)	17,518	745,391
Horizon Pharma plc (a)	45,267	873,200
Impax Laboratories, Inc. (a) (c)	35,860	1,126,721
Imprimis Pharmaceuticals, Inc. (a)	4,075	15,729
Intersect ENT, Inc. (a)	28,893	457,665
Intra-Cellular Therapies, Inc. (a)	156	6,365
Juniper Pharmaceuticals, Inc. (a)	11,880	89,575
Lannett Company, Inc. (a)	3,322	103,713
Mallinckrodt plc (a)	5,155	347,138
Mediwound Ltd. (a)	11,057	81,711
Myokardia, Inc. (a)	309	5,460
Nektar Therapeutics (a)	3,560	61,552
OncoCyte Corporation (a)	1,900	7,163
Pacira Pharmaceuticals, Inc. (a)	1,442	52,273
Paratek Pharmaceuticals, Inc. (a)	7,217	92,883
Phibro Animal Health Corporation - Class A (c)	71,111	1,467,020
Prestige Brands Holdings, Inc. (a) (c)	20,589	1,101,511
Sagent Pharmaceuticals, Inc. (a) (c)	13,692	296,979
Sucampo Pharmaceuticals, Inc. - Class A (a) (c)	79,486	933,960
Supernus Pharmaceuticals, Inc. (a)	6,193	137,608
Tetraphase Pharmaceuticals, Inc. (a)	45,312	182,154
Theravance Biopharma, Inc. (a)	11,049	281,860
		13,978,273
Industrials - 11.5%
Aerospace & Defense - 1.3%
AAR Corporation	21,127	510,428
American Science & Engineering, Inc.	571	21,076
Arotech Corporation (a)	23,825	66,948
Astronics Corporation (a)	603	23,077

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Industrials - 11.5% (Continued)
Aerospace & Defense - 1.3% (Continued)
BWX Technologies, Inc.	2,229	$82,050
Curtiss-Wright Corporation	10,507	935,018
DigitalGlobe, Inc. (a)	2,900	78,184
Ducommun, Inc. (a)	23,529	455,051
Engility Holdings, Inc. (a)	3,423	99,404
Esterline Technologies Corporation (a)	10,776	655,504
HEICO Corporation	915	63,602
Hexcel Corporation	2,237	96,571
Moog, Inc. - Class A (a)	2,463	135,637
Orbital ATK, Inc.	4,201	365,991
Triumph Group, Inc.	15,292	471,452
Vectrus, Inc. (a) (c)	43,317	1,349,325
		5,409,318
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	16,337	236,560
Atlas Air Worldwide Holdings, Inc. (a)	427	18,459
Forward Air Corporation	1,652	76,455
Hub Group, Inc. - Class A (a)	242	9,907
Park-Ohio Holdings Corporation	8,387	249,765
Radiant Logistics, Inc.	12,537	39,617
		630,763
Airlines - 0.1%
Allegiant Travel Company	3,336	432,913
Hawaiian Holdings, Inc. (a)	2,952	134,404
SkyWest, Inc. (c)	743	21,376
		588,693
Building Products - 0.9%
AAON, Inc.	2,004	53,066
American Woodmark Corporation (a)	147	10,912
Continental Building Products, Inc. (a)	8,259	193,673
CSW Industrials, Inc. (a)	292	9,907
Gibraltar Industries, Inc. (a)	7,820	275,890
Insteel Industries, Inc.	1,495	52,011
Masonite International Corporation (a)	11,526	804,860
NCI Building Systems, Inc. (a)	57,576	933,883
Owens Corning, Inc.	6,512	344,550
Patrick Industries, Inc. (a)	362	23,371
Ply Gem Holdings, Inc. (a) (c)	6,486	99,625
Quanex Building Products Corporation	3,424	68,446
TopBuild Corporation (a) (c)	2,057	77,672
Universal Forest Products, Inc. (c)	5,997	648,396
		3,596,262
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	25,960	965,972
ACCO Brands Corporation (a)	6,215	69,857
Brady Corporation - Class A	4,850	155,879
Brink's Company (The)	5,425	178,049
Casella Waste Systems, Inc. - Class A (a)	8,578	80,290
Civeo Coporation (a)	347,885	476,602
Ennis, Inc.	4,873	84,400
G&K Services, Inc. - Class A	180	14,438

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Industrials - 11.5% (Continued)
Commercial Services & Supplies - 1.5% (Continued)
Heritage-Crystal Clean, Inc. (a)	328	$4,136
Herman Miller, Inc.	8,265	270,844
HNI Corporation	16,199	844,454
InnerWorkings, Inc. (a) (c)	5,176	44,048
Kimball International, Inc. - Class B	36,446	415,120
Knoll, Inc.	37,109	937,002
McGrath RentCorp	3,306	105,362
Quad/Graphics, Inc.	32,795	831,681
SP Plus Corporation (a)	13,986	336,084
Steelcase, Inc. - Class A	108	1,566
TRC Companies, Inc. (a)	5,521	38,757
Viad Corporation (c)	3,183	110,832
Waste Management, Inc.	5,728	378,735
		6,344,108
Construction & Engineering - 0.7%
Aegion Corporation (a) (c)	5,783	118,667
Argan, Inc.	4,347	200,527
Chicago Bridge & Iron Company NV	1,691	57,173
EMCOR Group, Inc.	12,488	695,582
IES Holdings, Inc. (a)	13,979	217,373
KBR, Inc.	57,725	809,304
MYR Group, Inc. (a)	18,259	450,450
Sterling Construction Company, Inc. (a)	64,044	372,736
		2,921,812
Electrical Equipment - 1.6%
Allied Motion Technologies, Inc. (c)	600	13,572
AZZ, Inc.	15,266	947,713
Babcock & Wilcox Enterprises, Inc. (a) (c)	15,009	230,538
Belden, Inc. (c)	11,768	861,535
Broadwind Energy, Inc. (a)	24,906	114,070
Encore Wire Corporation (c)	30,937	1,161,066
EnerSys (c)	16,388	1,021,792
Hubbell, Inc.	3,411	367,808
LSI Industries, Inc.	57,220	627,131
Powell Industries, Inc.	5,194	191,347
Preformed Line Products Company	117	5,718
Regal Beloit Corporation (c)	16,981	1,036,011
		6,578,301
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	3,472	358,623

Machinery - 2.5%
Accuride Corporation (a)	21,092	28,263
Alamo Group, Inc.	8,811	591,483
Albany International Corporation - Class A	3,095	131,011
Ampco-Pittsburgh Corporation	500	6,605
Astec Industries, Inc.	1,763	106,274
Barnes Group, Inc.	1,838	69,715
Blue Bird Corporation (a)	2,155	30,364
Chart Industries, Inc. (a) (c)	37,564	1,127,671
China Yuchai International Ltd.	10,957	120,089

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Industrials - 11.5% (Continued)
Machinery - 2.5% (Continued)
CLARCOR, Inc.	14,820	$922,693
Columbus McKinnon Corporation	31,808	527,695
Commercial Vehicle Group, Inc. (a)	38,227	158,260
Crane Company	1,371	85,413
EnPro Industries, Inc.	19,078	872,819
ESCO Technologies, Inc.	441	18,676
Federal Signal Corporation (c)	4,555	59,898
Global Brass & Copper Holdings, Inc. (c)	819	23,194
Gorman-Rupp Company (The)	457	12,380
Hardinge, Inc.	3,111	31,421
Harsco Corporation (c)	42,165	412,795
Hyster-Yale Materials Handling, Inc.	153	9,760
Ingersoll-Rand plc	1,874	124,171
ITT, Inc.	6,399	202,912
John Bean Technologies Corporation	17	1,138
Kadant, Inc.	7,825	429,906
L.B. Foster Company - Class A	32,238	337,854
L.S. Starrett Company (The) - Class A	400	4,804
Lydall, Inc. (a) (c)	28,469	1,271,995
Meritor, Inc. (a)	1,908	15,989
Mueller Industries, Inc.	3,434	116,893
Mueller Water Products, Inc. - Class A	31,345	371,752
NACCO Industries, Inc. - Class A	1,165	65,555
Omega Flex, Inc.	2,053	70,028
Rexnord Corporation (a)	2,519	53,630
SPX Corporation (a) (c)	4,447	67,328
SPX FLOW, Inc. (a)	5,838	159,261
Standex International Corporation	1,041	92,441
Supreme Industries, Inc. - Class A	915	15,372
Terex Corporation	5,338	128,859
Timken Company (The)	28,092	939,677
Titan International, Inc.	512	3,384
TriMas Corporation (a)	6,644	118,728
Trinity Industries, Inc.	14,417	334,619
Wabash National Corporation (a)	3,509	50,810
Woodward, Inc.	2,904	170,000
Xerium Technologies, Inc. (a)	28,289	210,753
		10,704,338
Marine - 0.1%
Global Ship Lease, Inc. - Class A	146	250
Matson, Inc.	11,997	448,328
		448,578
Professional Services - 0.9%
BG Staffing, Inc.	3,943	83,040
CDI Corporation	56,581	357,592
Exponent, Inc.	632	32,112
FTI Consulting, Inc. (a)	2,258	96,733
Heidrick & Struggles International, Inc.	5,225	101,678
Huron Consulting Group, Inc. (a)	67	4,118
ICF International, Inc. (a)	875	36,207
Insperity, Inc. (c)	1,310	102,822

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Industrials - 11.5% (Continued)
Professional Services - 0.9% (Continued)
Kelly Services, Inc. - Class A (c)	56,180	$1,150,005
Kforce, Inc.	4,506	80,477
Mistras Group, Inc. (a)	4,485	112,394
Navigant Consulting, Inc. (a)	4,860	95,791
On Assignment, Inc. (a)	5,884	217,414
Resources Connection, Inc.	6,176	92,022
TriNet Group, Inc. (a)	3,736	81,034
TrueBlue, Inc. (a) (c)	23,913	533,977
Volt Information Sciences, Inc. (a)	3,727	21,169
VSE Corporation	8,005	508,798
WageWorks, Inc. (a)	81	5,007
		3,712,390
Road & Rail - 0.8%
ArcBest Corporation (c)	12,196	228,187
Covenant Transportation Group, Inc. - Class A (a)	13,781	310,486
Marten Transport Ltd.	1,503	32,540
PAM Transportation Services, Inc. (a)	1,180	23,635
Roadrunner Transportation Systems, Inc. (a) (c)	162,142	1,227,415
Ryder System, Inc.	7,969	525,157
Saia, Inc. (a)	430	12,423
Universal Logistics Holdings, Inc.	32	478
YRC Worldwide, Inc. (a) (c)	93,631	1,111,400
		3,471,721
Trading Companies & Distributors - 0.8%
Air Lease Corporation	12,258	353,153
Applied Industrial Technologies, Inc.	14,227	667,958
Beacon Roofing Supply, Inc. (a)	172	8,087
CAI International, Inc. (a)	39,742	340,986
H&E Equipment Services, Inc.	4,956	92,281
HD Supply Holdings, Inc. (a)	10,571	382,564
Lawson Products, Inc. (a)	857	14,055
MFC Bancorp Ltd. (a)	9,753	21,457
MRC Global, Inc. (a)	1,003	13,270
Neff Corporation - Class A (a)	5,633	55,034
NOW, Inc. (a)	47,164	863,573
Rush Enterprises, Inc. - Class A (a)	17,645	405,482
WESCO International, Inc. (a)	6,158	343,247
		3,561,147
Information Technology - 15.6%
Communications Equipment - 1.6%
ADTRAN, Inc.	703	12,795
ARRIS International plc (a)	4,608	125,522
Bel Fuse, Inc. - Class B (c)	15,686	321,406
Black Box Corporation (c)	89,382	1,220,064
Calix, Inc. (a)	9,548	73,711
Ceragon Networks Ltd. (a)	229,837	510,238
Digi International, Inc. (a)	5,501	61,116
EchoStar Corporation - Class A (a)	23,840	928,568
EMCORE Corporation (a)	8,986	58,229
Extreme Networks, Inc. (a) (c)	3,641	14,163
Finisar Corporation (a)	55,620	1,043,431

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Information Technology - 15.6% (Continued)
Communications Equipment - 1.6% (Continued)
Ituran Location and Control Ltd.	105	$2,516
Ixia (a)	21,975	252,713
KVH Industries, Inc. (a)	1,795	16,281
Lumentum Holdings, Inc. (a)	2,876	86,999
Napco Security Systems, Inc. (a)	12,322	89,581
NETGEAR, Inc. (a) (c)	22,001	1,131,511
Polycom, Inc. (a)	5,313	65,828
Radware Ltd. (a)	1,463	18,010
Sierra Wireless, Inc. (a)	895	15,904
Sonus Networks, Inc. (a) (c)	19,385	167,099
TESSCO Technologies, Inc.	7,627	102,507
UTStarcom Holdings Corporation (a)	20,927	39,761
Viavi Solutions, Inc. (a) (c)	77,831	554,935
		6,912,888
Electronic Equipment, Instruments & Components - 2.4%
Anixter International, Inc. (a)	1,644	100,744
AVX Corporation	10,631	145,220
Benchmark Electronics, Inc. (a) (c)	58,793	1,378,108
CDW Corporation	885	37,993
Celestica, Inc. (a)	3,171	35,135
Coherent, Inc. (a)	1,808	191,738
Electro Rent Corporation	9,040	139,849
Electro Scientific Industries, Inc. (a)	10,197	69,034
Fabrinet (a)	2,411	91,039
FARO Technologies, Inc. (a)	692	24,137
Frequency Electronics, Inc. (a)	2,402	25,749
Hollysys Automation Technologies Ltd. (a)	1,347	26,388
II-VI, Inc. (a) (c)	1,015	20,402
Insight Enterprises, Inc. (a)	3,508	93,313
Jabil Circuit, Inc.	32,340	658,119
KEMET Corporation (a)	30,858	106,152
Key Tronic Corporation (a)	12,950	97,643
Kimball Electronics, Inc. (a)	249	3,142
LRAD Corporation	7,956	15,753
Magal Security Systems Ltd. (a)	1,100	5,819
Methode Electronics, Inc. (c)	15,215	532,981
Novanta, Inc. (a)	782	12,285
Orbotech Ltd. (a) (c)	3,472	99,056
OSI Systems, Inc. (a)	245	14,570
PC Connection, Inc.	28,735	741,650
Plexus Corporation (a) (c)	6,048	277,845
QLogic Corporation (a)	21,322	330,917
Rogers Corporation (a)	15,836	1,083,816
Sanmina Corporation (a) (c)	38,207	968,165
ScanSource, Inc. (a) (c)	28,352	1,163,283
SYNNEX Corporation	2,367	237,955
Tech Data Corporation (a) (c)	16,865	1,314,289
TTM Technologies, Inc. (a)	498	4,955
Vishay Precision Group, Inc. (a)	6,872	90,367
		10,137,611

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Information Technology - 15.6% (Continued)
Internet Software & Services - 3.0%
Amber Road, Inc. (a)	38,417	$338,838
Apigee Corporation (a)	8,262	102,779
ARI Network Services, Inc. (a)	4,997	25,585
Autobytel, Inc. (a) (c)	31,864	473,499
Bankrate, Inc. (a)	11,690	93,169
Bazaarvoice, Inc. (a) (c)	20,592	85,457
Blucora, Inc. (a) (c)	55,918	570,923
Brightcove, Inc. (a)	53,698	562,218
ChannelAdvisor Corporation (a)	3,107	48,966
Cimpress N.V. (a)	700	66,360
Cvent, Inc. (a)	3,573	116,551
Demand Media, Inc. (a)	12,243	70,887
DHI Group, Inc. (a) (c)	12,916	94,158
EarthLink Holdings Corporation (c)	42,125	285,607
eBay, Inc. (a)	938	29,228
Everyday Health, Inc. (a) (c)	154,109	1,257,529
Five9, Inc. (a)	1,451	18,297
GoDaddy, Inc. - Class A (a)	10,783	322,627
IAC/InterActiveCorp	6,444	373,494
Internap Corporation (a) (c)	409,396	908,859
Intralinks Holdings, Inc. (a)	5,100	35,496
Limelight Networks, Inc. (a)	71,528	120,882
Liquidity Services, Inc. (a) (c)	152,330	1,230,826
LivePerson, Inc. (a)	3,090	20,626
LogMeIn, Inc. (a)	21	1,804
Marchex, Inc. - Class B (a)	18,862	59,793
Marin Software, Inc. (a)	6,039	15,098
MeetMe, Inc. (a)	15,593	100,263
Mimecast Ltd. (a)	38,400	423,552
Points International Ltd. (a)	10,226	94,591
QuinStreet, Inc. (a)	151,665	550,544
Rackspace Hosting, Inc. (a) (c)	36,711	860,139
Reis, Inc.	293	7,407
Shopify, Inc. - Class A (a)	936	32,077
SINA Corporation (a)	12,314	663,478
Sohu.com, Inc. (a)	20,611	797,233
SPS Commerce, Inc. (a)	1,152	72,945
Synacor, Inc. (a)	1,341	4,090
TechTarget, Inc. (a)	1,488	13,571
Travelzoo, Inc. (a)	23,749	242,240
Wix.com Ltd. (a)	9,698	345,249
XO Group, Inc. (a) (c)	26,825	489,020
YuMe, Inc. (a)	47,160	168,833
Zix Corporation (a)	83,907	340,662
		12,535,450
IT Services - 1.9%
Accenture plc - Class A	3,063	345,537
Acxiom Corporation (a)	21,202	486,586
ALJ Regional Holdings, Inc. (a)	1,527	7,375
Blackhawk Network Holdings, Inc. (a)	300	10,437
Booz Allen Hamilton Holding Corporation	5,697	175,923

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Information Technology - 15.6% (Continued)
IT Services - 1.9% (Continued)
China Customer Relations Centers, Inc. (a)	1,073	$13,520
Convergys Corporation	40,820	1,087,853
Datalink Corporation (a) (c)	131,408	1,127,481
DST Systems, Inc.	4,838	596,671
Edgewater Technology, Inc. (a)	6,253	54,276
Everi Holdings, Inc. (a)	13,434	25,525
EVERTEC, Inc.	1,982	34,090
ExlService Holdings, Inc. (a)	8,691	430,292
Fiserv, Inc. (a)	317	34,984
Forrester Research, Inc.	853	34,913
Genpact Ltd. (a)	3,729	99,825
Hackett Group, Inc. (The)	18,910	253,205
Higher One Holdings, Inc. (a)	68,807	352,980
InterXion Holding N.V. (a)	5,744	217,583
Leidos Holdings, Inc.	1,513	75,665
Lionbridge Technologies, Inc. (a)	9,651	43,526
ManTech International Corporation - Class A	18,140	716,711
MoneyGram International, Inc. (a)	12,308	85,664
Perficient, Inc. (a)	12,640	280,861
PRGX Global, Inc. (a)	3,871	18,387
Rightside Group Ltd. (a)	3,078	36,936
Science Applications International Corporation	5,949	361,461
Sykes Enterprises, Inc. (a)	372	11,417
Syntel, Inc. (a)	1,678	76,030
Unisys Corporation (a) (c)	93,159	923,206
		8,018,920
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	2,927	119,187
Alpha & Omega Semiconductor Ltd. (a)	11,361	162,349
Amkor Technology, Inc. (a)	1,876	11,800
Amtech Systems, Inc. (a)	1,194	7,271
Applied Materials, Inc.	14,360	377,524
Axcelis Technologies, Inc. (a)	11,803	126,292
AXT, Inc. (a)	2,944	11,040
Brooks Automation, Inc.	1,339	16,778
Cabot Microelectronics Corporation	229	12,050
CEVA, Inc. (a)	1,144	34,389
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (c)	24,789	430,337
Cohu, Inc. (c)	61,906	653,727
Cyberoptics Corporation (a)	936	16,165
Entegris, Inc. (a)	8,285	141,591
Exar Corporation (a)	51,086	428,101
Fairchild Semiconductor International, Inc. (a)	16,169	319,176
FormFactor, Inc. (a)	321	3,001
GSI Technology, Inc. (a)	30	146
Inphi Corporation (a) (c)	2,660	93,579
Intermolecular, Inc. (a)	4,644	6,594
Intersil Corporation - Class A	4,274	65,307
IXYS Corporation (c)	3,308	36,189
Kulicke & Soffa Industries, Inc. (a) (c)	51,010	640,685
Lattice Semiconductor Corporation (a)	13,570	81,556

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Information Technology - 15.6% (Continued)
Semiconductors & Semiconductor Equipment - 2.2% (Continued)
MaxLinear, Inc. - Class A (a)	5,438	$118,603
Monolithic Power Systems, Inc.	3,955	287,608
Nanometrics, Inc. (a)	21,885	438,575
NeoPhotonics Corporation (a)	69,074	866,879
ON Semiconductor Corporation (a)	58,054	582,282
PDF Solutions, Inc. (a)	5,236	86,394
Power Integrations, Inc. (c)	16,287	929,499
Semtech Corporation (a)	39,466	1,003,226
Sigma Designs, Inc. (a)	27,103	181,590
SunEdison Semiconductor Ltd. (a)	38,678	249,473
Synaptics, Inc. (a)	125	6,494
Teradyne, Inc.	24,127	476,508
Tower Semiconductor Ltd. (a)	1,341	18,077
Ultra Clean Holdings, Inc. (a)	4,462	28,512
		9,068,554
Software - 3.3%
A10 Networks, Inc. (a) (c)	185,930	1,453,973
Allot Communications Ltd. (a)	6	29
American Software, Inc. - Class A	47,973	529,142
Bottomline Technologies, Inc. (a)	10,343	218,341
BSQUARE Corporation (a)	7,664	40,159
CA, Inc.	1,936	67,082
Callidus Software, Inc. (a)	289	5,933
CDK Global, Inc.	6,426	371,359
CommerceHub, Inc. - Series A (a)	921	12,983
CommerceHub, Inc. - Series C (a)	1,842	25,782
CommVault Systems, Inc. (a)	20,049	1,037,335
ePlus, Inc. (a)	141	11,860
Exa Corporation (a)	847	12,366
Fair Isaac Corporation	7,933	1,004,635
Gigamon, Inc. (a)	631	29,480
GlobalSCAPE, Inc.	2,724	9,289
Intuit, Inc.	3,313	367,710
Jive Software, Inc. (a)	726	2,759
Mentor Graphics Corporation	26,429	564,524
MicroStrategy, Inc. - Class A (a)	1,038	181,536
MobileIron, Inc. (a)	11,716	39,952
Model N, Inc. (a)	9,241	119,301
Monotype Imaging Holdings, Inc.	4,147	82,069
Net 1 UEPS Technologies, Inc. (a)	56,971	589,080
Paycom Software, Inc. (a)	1,723	81,343
Progress Software Corporation (a)	924	26,852
QAD, Inc. - Class A	21,520	407,158
Qlik Technologies, Inc. (a)	19,815	598,413
Qualys, Inc. (a) (c)	8,762	275,039
RealPage, Inc. (a)	12,261	308,364
RingCentral, Inc. - Class A (a)	2,491	57,368
Rosetta Stone, Inc. (a)	39,013	300,400
Rubicon Project, Inc. (The) (a)	77,222	1,090,375
SeaChange International, Inc. (a)	13,984	44,749
Silver Spring Networks, Inc. (a)	500	6,285

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Information Technology - 15.6% (Continued)
Software - 3.3% (Continued)
Synopsys, Inc. (a)	6,413	$347,328
Take-Two Interactive Software, Inc. (a)	18,534	744,696
Telenav, Inc. (a)	97,148	483,797
TiVo, Inc. (a)	826	8,706
Varonis Systems, Inc. (a)	9,858	253,252
Verint Systems, Inc. (a)	27,588	973,029
Zynga, Inc. - Class A (a)	380,713	1,092,646
		13,876,479
Technology Hardware, Storage & Peripherals - 1.2%
AstroNova, Inc.	4,586	72,872
Cray, Inc. (a)	27,495	867,742
Eastman Kodak Company (a) (c)	40,202	681,022
HP, Inc.	2,651	37,140
Hutchinson Technology, Inc. (a) (c)	195,129	384,404
Intevac, Inc. (a)	2,737	15,683
Lexmark International, Inc. - Class A (c)	31,990	1,173,073
NCR Corporation (a)	7,738	255,122
Nimble Storage, Inc. (a)	48,090	357,790
Silicon Graphics International Corporation (a) (c)	243,912	1,317,125
TransAct Technologies, Inc.	3,243	24,841
		5,186,814
Materials - 4.8%
Chemicals - 1.9%
A. Schulman, Inc.	4,695	137,610
Ashland, Inc.	3,082	349,006
Axiall Corporation (c)	1,670	54,526
Cabot Corporation (c)	4,962	241,600
Calgon Carbon Corporation	1,264	17,443
Celanese Corporation - Series A	5,408	342,975
Chase Corporation (c)	2,023	122,574
Chemtura Corporation (a) (c)	6,013	168,905
Core Molding Technologies, Inc. (a)	31,615	503,311
H.B. Fuller Company	19,519	908,805
Hawkins, Inc.	1,620	69,239
Huntsman Corporation	36,088	557,920
Innophos Holdings, Inc.	680	29,281
Innospec, Inc.	396	19,907
KMG Chemicals, Inc.	46,771	1,285,735
Koppers Holdings, Inc. (a) (c)	303	9,581
Minerals Technologies, Inc.	13,009	848,967
Nothern Technologies International Corporation (a)	612	8,605
OMNOVA Solutions, Inc. (a)	105,543	999,492
Orion Engineered Carbons S.A.	17,552	286,975
Platform Specialty Products Corporation (a)	100	920
PolyOne Corporation	15,102	529,627
Quaker Chemical Corporation	168	16,071
Rayonier Advanced Materials, Inc.	9,043	124,522
Sensient Technologies Corporation	46	3,396
Trecora Resources (a)	4,268	48,783
Tredegar Corporation	8,735	154,610

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Materials - 4.8% (Continued)
Chemicals - 1.9% (Continued)
Trinseo S.A.	1,531	$76,228
		7,916,614
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	6,427	240,948
Eagle Materials, Inc.	1,653	138,769
Headwaters, Inc. (a)	482	9,587
United States Lime & Minerals, Inc.	1,223	77,049
US Concrete, Inc. (a)	1,027	66,242
		532,595
Containers & Packaging - 0.3%
AEP Industries, Inc.	3,635	292,472
Crown Holdings, Inc. (a)	6,605	349,867
Greif, Inc. - Class A	13,088	525,222
Multi Packaging Solutions International Ltd. (a)	1,245	18,077
Myers Industries, Inc.	355	5,307
		1,190,945
Metals & Mining - 2.3%
AK Steel Holding Corporation (a)	28,322	185,792
AuRico Metals, Inc. (a)	7,127	6,168
Century Aluminum Company (a)	28,097	213,256
Commercial Metals Company	70,333	1,163,308
Compass Minerals International, Inc.	100	6,959
Constellium N.V. - Class A (a)	131,326	697,341
Dominion Diamond Corporation	75,851	697,071
Eldorado Gold Corporation	24,700	101,023
Endeavour Silver Corporation (a)	11,983	58,118
Ferroglobe plc	58,011	540,662
Fortuna Silver Mines, Inc. (a)	2,626	22,899
Gold Standard Ventures Corporation (a)	31,313	46,969
Haynes International, Inc.	1,455	55,261
Hudbay Minerals, Inc.	14,276	71,380
Kaiser Aluminum Corporation	3,653	302,651
Klondex Mines Ltd. (a)	15,839	75,077
MAG Silver Corporation (a)	37	580
Materion Corporation	13,358	352,785
Nevsun Resources Ltd.	280,388	930,888
Nucor Corporation	6,212	333,212
Olympic Steel, Inc. (c)	2,252	64,542
Pan American Silver Corporation	3,806	74,217
Primero Mining Corporation (a)	25,408	58,184
Real Industry, Inc. (a)	62,487	489,898
Richmont Mines, Inc. (a)	6,481	72,069
Schnitzer Steel Industries, Inc. - Class A	3,027	58,996
SunCoke Energy, Inc. (c)	153,739	1,173,029
Synalloy Corporation	895	6,829
TimkenSteel Corporation (c)	109,240	1,094,585
United States Steel Corporation	10,965	301,428
Universal Stainless & Alloy Products, Inc. (a)	9,647	112,773
Worthington Industries, Inc.	12,493	553,565
		9,921,515

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Materials - 4.8% (Continued)
Paper & Forest Products - 0.2%
Clearwater Paper Corporation (a)	343	$21,578
Domtar Corporation	1,384	54,488
Mercer International, Inc.	72,561	572,507
Neenah Paper, Inc.	1,675	126,345
P.H. Glatfelter Company	414	8,553
		783,471
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
8x8, Inc. (a)	19,577	269,184
ATN International, Inc.	8,093	594,997
Cincinnati Bell, Inc. (a)	223,250	1,116,250
FairPoint Communications, Inc. (a)	6,966	112,779
General Communication, Inc. - Class A (a)	4,639	71,394
Hawaiian Telcom Holdco, Inc. (a)	7,093	157,464
IDT Corporation - Class B	76,215	1,163,041
inContact, Inc. (a)	21,427	297,835
Inteliquent, Inc.	1,503	30,887
Level 3 Communications, Inc. (a)	6,838	346,003
Lumos Networks Corporation (a)	408	4,774
Vonage Holdings Corporation (a)	17,431	103,366
		4,267,974
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	1,857	5,645
Spok Holdings, Inc.	4,424	81,755
Telephone and Data Systems, Inc. (c)	21,097	664,345
United States Cellular Corporation (a)	1,448	58,572
		810,317
Utilities - 1.4%
Electric Utilities - 0.3%
El Paso Electric Company	15,401	734,320
Entergy Corporation	4,733	385,219
Otter Tail Corporation	31	1,080
Unitil Corporation	4,152	181,608
		1,302,227
Gas Utilities - 0.1%
Delta Natural Gas Company, Inc.	168	4,434
ONE Gas, Inc.	391	25,399
Spire, Inc.	1,573	109,166
		138,999
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corporation	202,117	509,335
Dynegy, Inc. (a)	278	4,206
Genie Energy Ltd. - Class B	13,303	85,405
NRG Yield, Inc. - Class A	39,403	676,944
Talen Energy Corporation (a)	92,733	1,261,169
		2,537,059
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	15,171	364,863
NorthWestern Corporation	1,121	68,089
		432,952

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Utilities - 1.4% (Continued)
Water Utilities - 0.3%
Artesian Resources Corporation - Class A	3,643	$124,190
California Water Service Group	256	8,635
Consolidated Water Company Ltd. (c)	77,846	1,045,472
Pure Cycle Corporation (a)	3,386	15,575
SJW Corporation	1,760	74,554
		1,268,426

Total Common Stocks (Cost $364,400,307)		$394,952,258

INVESTMENT COMPANIES - 3.7%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	32	$168
Aberdeen Global Income Fund, Inc.	76	670
Aberdeen Singapore Fund, Inc.	2,503	23,203
Adams Diversified Equity Fund	23,755	311,903
Adams Natural Resources Fund, Inc.	10,147	199,084
Advent/Claymore Convertible Securities & Income Fund	67	986
Advent/Claymore Convertible Securities & Income Fund II	6,470	37,138
Alliance California Municipal Income Fund, Inc.	96	1,495
AllianceBernstein National Municipal Income Fund, Inc.	5,674	84,429
AllianzGI Equity & Convertible Income Fund	85	1,639
Alpine Global Dynamic Dividend Fund	7,371	65,012
Alpine Global Premier Properties Fund	56,466	326,938
Alpine Total Dynamic Dividend Fund	44,475	344,236
BlackRock Defined Opportunity Credit Trust	2	27
BlackRock Global Opportunities Equity Trust	51	621
BlackRock Long-Term Municipal Advantage Trust	4,394	55,672
BlackRock Multi-Sector Income Trust	38	648
BlackRock Muni Intermediate Duration Fund, Inc.	9,848	151,364
BlackRock Municipal 2020 Term Trust	24	392
BlackRock Municipal 2030 Target Term Trust	8	194
BlackRock Municipal Bond Trust	83	1,516
BlackRock Municipal Income Investment Quality Trust	56	919
BlackRock Municipal Income Investment Trust	13	208
BlackRock Municipal Income Quality Trust	72	1,147
BlackRock MuniHoldings California Quality Fund, Inc.	36	586
BlackRock MuniHoldings Fund II, Inc.	39	661
BlackRock MuniHoldings Quality Fund, Inc.	34	519
BlackRock MuniYield Investment Quality Fund	97	1,561
BlackRock MuniYield Michigan Quality Fund, Inc.	16,143	248,279
BlackRock MuniYield New York Quality Fund, Inc.	3	43
BlackRock MuniYield Pennsylvania Quality Fund	3,790	60,905
BlackRock New Jersey Municipal Income Trust	23	386
BlackRock New York Municipal Income Quality Trust	67	1,017
BlackRock Resources & Commodities Strategy Trust	66	527
BlackRock Science & Technology Trust	4,300	76,282
BlackRock Strategic Municipal Trust	1,700	26,010
BlackRock Taxable Municipal Bond Trust	12,797	312,631
BlackRock Utility and Infrastructure Trust	95	1,948
Blackstone/GSO Senior Floating Rate Term Fund	5	83
Boulder Growth & Income Fund, Inc.	37,021	313,938

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.7% (Continued)	Shares	Value
Brookfield Global Listed Infrastructure Income Fund, Inc.	82	$1,133
Calamos Global Dynamic Income Fund	68	509
CBRE Clarion Global Real Estate Income Fund	66	578
Center Coast MLP & Infrastructure Fund	45	508
China Fund, Inc. (The)	11,315	172,214
Clough Global Dividend and Income Fund	17,751	213,367
Clough Global Equity Fund	28,558	316,423
Clough Global Opportunities Fund	35,585	343,395
Cohen & Steers Closed-End Opportunity Fund, Inc.	94	1,126
Cohen & Steers Global Income Builder, Inc.	68	619
Cohen & Steers Infrastructure Fund, Inc.	40	864
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	4,977	51,562
Cohen & Steers Quality Income Realty Fund, Inc.	1	1
Cohen & Steers REIT and Preferred Income Fund, Inc.	42	906
Cushing Renaissance Fund (The)	97	1,526
Cutwater Select Income Fund	1	10
Delaware Enhanced Global Dividend & Income Fund	26	264
Delaware Investments Colorado Municipal Income Fund, Inc.	624	9,647
Diversified Real Asset Income Fund (The)	16,302	279,742
Dividend and Income Fund	19,896	230,197
Dreyfus Municipal Bond Infrastructure Fund, Inc.	6,600	93,654
Dreyfus Municipal Income, Inc.	41	413
DTF Tax-Free Income, Inc.	3,942	65,319
Duff & Phelps Utility & Corporate Bond Trust, Inc.	61	600
Eagle Growth & Income Fund (The)	6,367	111,423
Eaton Vance California Municipal Bond Fund	67	939
Eaton Vance California Municipal Income Trust	11,466	162,359
Eaton Vance Floating-Rate Income Plus Fund	383	5,875
Eaton Vance Municipal Bond Fund	3,700	52,133
Eaton Vance Municipal Bond Fund II	4,600	63,112
Eaton Vance Municipal Income 2028 Term Trust	12	253
Eaton Vance Municipal Income Trust	12	178
Eaton Vance National Municipal Opportunities Trust	4	92
Eaton Vance New York Municipal Bond Fund II	94	1,340
Eaton Vance Short Duration Diversified Income Fund	84	1,147
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	27,379	330,465
Ellsworth Growth and Income Fund Ltd.	4,456	37,118
Fiduciary/Claymore MLP Opportunity Fund	19	270
First Trust Energy Infrastructure Fund	2,975	52,658
First Trust Enhanced Equity Income Fund	11,486	153,912
First Trust High Income Long/Short Fund	17,815	272,748
First Trust Strategic High Income Fund II	3,036	37,070
First Trust/Aberdeen Emerging Opportunity Fund	2,100	32,172
Franklin Limited Duration Income Trust	8,755	103,221
Franklin Universal Trust	36	252
Gabelli Healthcare & WellnessRx Trust (The)	535	5,965
Gabelli Multimedia Trust, Inc.	11,025	82,246
GAMCO Natural Resources, Gold & Income Trust	71	564
GDL Fund (The)	23,558	233,931
General American Investors Company, Inc.	10,543	343,807
Goldman Sachs MLP Income Opportunities Fund	2,600	24,440

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.7% (Continued)	Shares	Value
Guggenheim Credit Allocation Fund	65	$1,411
Guggenheim Enhanced Equity Strategy Fund	16	260
Guggenheim Equal Weight Enhanced Equity Income Fund	35	580
India Fund, Inc. (The)	12,721	326,930
Invesco Dynamic Credit Opportunities Fund	49	565
Invesco High Income Trust II	45	635
Invesco Municipal Income Opportunities Trust	78	640
Invesco Municipal Opportunity Trust	5,616	82,836
Invesco Municipal Trust	27	381
Invesco Pennsylvania Value Municipal Income Trust	5,065	72,278
Invesco Quality Municipal Income Trust	32	445
Invesco Trust for Investment Grade Municipals	46	679
Invesco Value Municipal Income Trust	1	15
Ivy High Income Opportunity Fund	53	759
Japan Smaller Capitalization Fund, Inc.	9,945	102,433
John Hancock Hedged Equity & Income Fund	24	369
John Hancock Income Securities Trust	92	1,351
John Hancock Investors Trust	26	451
Korea Fund, Inc.	667	22,511
Lazard Global Total Return & Income Fund, Inc.	89	1,222
Lazard World Dividend & Income Fund, Inc.	15,657	151,090
Legg Mason BW Global Income Opportunities Fund, Inc.	25,284	341,840
Liberty All-Star Equity Fund	49,589	256,871
Liberty All-Star Growth Fund, Inc.	12	51
Macquarie Global Infrastructure Total Return Fund, Inc.	14,325	313,288
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	6,500	82,940
Madison Covered Call & Equity Strategy Fund	87	683
Madison Strategic Sector Premium Fund	46	541
Managed Duration Investment Grade Municipal Fund	316	4,620
Mexico Fund, Inc. (The)	2,669	43,878
MFS High Income Municipal Trust	2,685	14,606
MFS Investment Grade Municipal Trust	77	809
MFS Municipal Income Trust	2,000	14,960
Miller/Howard High Dividend Fund	3	39
Morgan Stanley China A Share Fund, Inc.	17,154	316,491
Morgan Stanley Emerging Markets Debt Fund, Inc.	12,293	118,013
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	15	122
Morgan Stanley India Investment Fund, Inc.	2,337	66,044
Neuberger Berman California Intermediate Municipal Fund, Inc.	73	1,252
Neuberger Berman High Yield Strategies Fund, Inc.	31	355
Neuberger Berman MLP Income Fund, Inc.	19,187	163,857
Neuberger Berman Real Estate Securities Income Fund, Inc.	25	150
Nuveen AMT-Free Municipal Income Fund	22,499	340,184
Nuveen Build America Bond Fund	13,627	311,513
Nuveen Build America Bond Opportunity Fund	3,100	71,579
Nuveen California Dividend Advantage Municipal Fund 2	1,001	16,777
Nuveen California Select Tax-Free Income Portfolio	36	601
Nuveen Connecticut Premium Income Municipal Fund	9,306	134,099
Nuveen Core Equity Alpha Fund	57	836
Nuveen Credit Strategies Income Fund	43	362
Nuveen Diversified Dividend & Income Fund	97	1,202

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.7% (Continued)	Shares	Value
Nuveen Dividend Advantage Municipal Fund	76	$1,199
Nuveen Energy MLP Total Return Fund	9,505	115,486
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	15,781	258,177
Nuveen Enhanced Municipal Credit Opportunities Fund	19,078	306,583
Nuveen Flexible Investment Fund	2,300	38,594
Nuveen Global Equity Income Fund	67	813
Nuveen Intermediate Duration Quality Municipal Term Fund	5,029	69,752
Nuveen Investment Quality Municipal Fund, Inc.	30	494
Nuveen Maryland Premium Income Municipal Fund	5,270	75,941
Nuveen Michigan Quality Income Municipal Fund	4,415	68,212
Nuveen Mortgage Opportunity Term Fund	68	1,606
Nuveen Municipal Market Opportunity Fund, Inc.	22,346	338,542
Nuveen New Jersey Dividend Advantage Municipal Fund	20,180	310,167
Nuveen New York AMT-Free Municipal Income Fund	7,395	107,745
Nuveen New York Municipal Value Fund, Inc.	83	875
Nuveen North Carolina Premium Income Municipal Fund	6,434	95,738
Nuveen Ohio Quality Income Municipal Fund	7,319	123,032
Nuveen Pennsylvania Investment Quality Municipal Fund	18,959	292,158
Nuveen Performance Plus Municipal Fund, Inc.	20	334
Nuveen Premier Municipal Income Fund, Inc.	13,301	200,712
Nuveen Premium Income Municipal Fund 2, Inc.	20,422	314,910
Nuveen Premium Income Municipal Fund, Inc.	21,989	339,070
Nuveen Real Asset Income and Growth Fund	13	226
Nuveen Select Maturities Municipal Fund	70	768
Nuveen Select Quality Municipal Fund, Inc.	8,456	132,083
Nuveen Select Tax-Free Income Portfolio 2	29	436
Nuveen Select Tax-Free Income Portfolio 3	1,000	15,660
Nuveen Senior Income Fund	34	213
Nuveen Texas Quality Income Municipal Fund	100	1,584
Nuveen Virginia Premium Income Municipal Fund	71	1,065
PIMCO Dynamic Credit Income Fund	74	1,473
Pioneer Floating Rate Trust	94	1,084
Principal Real Estate Income Fund	87	1,573
Prudential Global Short Duration High Yield Fund, Inc.	32	492
Putnam High Income Securities Fund	40	322
Putnam Managed Municipal Income Trust	14,379	115,032
Putnam Master Intermediate Income Trust	18	80
Putnam Municipal Opportunities Trust	5,480	73,706
RMR Real Estate Income Fund	9,265	209,391
Royce Global Value Trust, Inc.	20,406	161,411
Royce Micro-Cap Trust, Inc.	26,807	209,095
Royce Value Trust, Inc.	18,921	240,675
Salient Midstream & MLP Fund	64	751
Sprott Focus Trust, Inc.	9,523	65,233
Stone Harbor Emerging Markets Income Fund	58	898
Swiss Helvetia Fund, Inc. (The)	1,158	12,020
Tekla Healthcare Opportunities Fund	14,452	253,199
Tekla World Healthcare Fund	22,043	329,543
Templeton Dragon Fund, Inc.	18,913	342,514
Templeton Emerging Markets Fund	5,055	61,924
Templeton Emerging Markets Income Fund	83	917
Templeton Global Income Fund	32	207

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.7% (Continued)	Shares	Value
THL Credit Senior Loan Fund	14	$229
Tortoise Pipeline & Energy Fund, Inc.	22	413
Tortoise Power and Energy Infrastructure Fund, Inc.	840	16,884
Tri-Continental Corporation	1,101	23,561
Turkish Investment Fund, Inc. (The)	969	7,955
Voya Asia Pacific High Dividend Equity Income Fund	6,315	57,782
Voya Emerging Markets High Income Dividend Equity Fund	5,640	43,654
Voya Global Advantage and Premium Opportunity Fund	97	955
Voya Global Equity Dividend and Premium Opportunity Fund	74	542
Voya Infastructure, Industrials and Materials Fund	54	670
Voya Natural Resources Equity Income Fund	53	327
Voya Prime Rate Trust	87	458
Wells Fargo Global Dividend Opportunity Fund	10,836	66,208
Western Asset Emerging Markets Debt Fund, Inc.	44	715
Western Asset Global High Income Fund, Inc.	3,293	32,996
Western Asset Global Partners Income Fund, Inc.	3	27
Western Asset Income Fund	39	578
Western Asset Managed High Income Fund, Inc.	63	307
Western Asset Municipal High Income Fund, Inc.	1,006	8,209
Western Asset Worldwide Income Fund, Inc.	50	573
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	938	10,468
Western Asset/Claymore Inflation-Linked Securities & Income Fund	700	8,036
Zweig Fund, Inc. (The)	6,065	77,753
Zweig Total Return Fund, Inc. (The)	713	8,863
Total Investment Companies (Cost $14,758,508)		$15,597,534

WARRANTS - 0.0%(b)	Shares	Value
Imperial Holdings, Inc. (a) (d) (Cost $0)	1,663	$0

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.22% (e)	1,391,335	$1,391,335
UMB Money Market Fiduciary, 0.01% (e)	463,821	463,821
Total Money Market Funds (Cost $1,855,156)		$1,855,156

Total Investments at Value - 97.9% (Cost $381,013,971)		$412,404,948

Other Assets in Excess of Liabilities - 2.1% (f)		8,694,978

Net Assets - 100.0%		$421,099,926

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at July 31, 2016, representing 0.0% of net assets..
(e)	The rate shown is the 7-day effective yield as of July 31, 2016.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2016 (Unaudited)

COMMON STOCKS - 76.7%	Shares	Value
Consumer Discretionary - 13.2%
Auto Components - 0.6%
Ballard Power Systems, Inc.	78,660	$151,814
China XD Plastics Company Ltd.	1,735	7,877
Dorman Products, Inc.	9,495	604,831
Fox Factory Holding Corporation	28,059	538,452
Horizon Global Corporation	598	7,804
Johnson Controls, Inc.	4,575	210,084
Motorcar Parts of America, Inc.	1,387	38,878
Spartan Motors, Inc.	56	475
Standard Motor Products, Inc.	7,004	293,748
Strattec Security Corporation	12,281	547,733
		2,401,696
Automobiles - 0.4%
Harley-Davidson, Inc.	6,317	334,296
Kandi Technologies Group, Inc.	144,024	1,011,048
Tesla Motors, Inc.	466	109,412
Winnebago Industries, Inc.	1,013	24,069
Workhorse Group, Inc.	13,563	89,109
		1,567,934
Distributors - 0.0% (a)
Educational Development Corporation	5,288	71,071
Fenix Parts, Inc.	18,136	74,358
Weyco Group, Inc.	76	2,123
		147,552
Diversified Consumer Services - 1.0%
2U, Inc.	9,670	338,256
Ascent Capital Group, Inc.	2,052	34,925
Carriage Services, Inc.	21,906	532,535
DeVry Education Group, Inc.	8,673	193,148
Houghton Mifflin Harcourt Company	3,297	55,884
ITT Educational Services, Inc.	15,369	34,734
LifeLock, Inc.	17,702	296,154
Matthews International Corporation - Class A	3,624	217,839
Nord Anglia Education, Inc.	13,322	290,020
Outerwall, Inc.	5,486	288,893
Service Corporation International	1,934	53,610
Sotheby's	12,202	395,223
Strayer Education, Inc.	2,260	103,327
Universal Technical Institute, Inc.	2,672	6,333
Weight Watchers International, Inc.	104,618	1,248,093
		4,088,974
Hotels, Restaurants & Leisure - 2.8%
Amaya, Inc.	12,852	198,949
Bob Evans Farms, Inc.	4,255	156,499
Buffalo Wild Wings, Inc.	1,485	249,421
Caesars Entertainment Corporation	110,920	765,348
Chipotle Mexican Grill, Inc.	746	316,296
Churchill Downs, Inc.	2,352	308,418
Chuy's Holdings, Inc.	22,218	749,191
Cracker Barrel Old Country Store, Inc.	1,861	292,940
Del Taco Restaurants, Inc.	28,717	301,816

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Hotels, Restaurants & Leisure - 2.8% (Continued)
Diamond Resorts International, Inc.	30,901	$932,592
Domino's Pizza, Inc.	186	27,398
Dunkin' Brands Group, Inc.	6,331	286,858
El Pollo Loco Holdings, Inc.	6,078	79,986
Eldorado Resorts, Inc.	2,337	33,770
Empire Resorts, Inc.	21,948	339,755
Fogo De Chão, Inc.	3,106	42,335
Gaming Partners International Corporation	1,202	11,479
Habit Restaurants, Inc. (The) - Class A	24,419	396,564
Jamba, Inc.	102,154	1,103,263
Kona Grill, Inc.	41,326	516,575
Noodles & Company	109,882	812,028
Papa John's International, Inc.	5,152	380,990
Papa Murphy's Holdings, Inc.	75,442	528,094
Peak Resorts, Inc.	1,758	8,579
Planet Fitness, Inc. - Class A	608	12,464
Popeyes Louisiana Kitchen, Inc.	159	9,107
Rave Restaurant Group, Inc.	41	145
RCI Hospitality Holdings, Inc.	323	3,440
Red Lion Hotels Corporation	6,051	48,045
SeaWorld Entertainment, Inc.	22,959	353,569
Shake Shack, Inc. - Class A	26,861	1,074,709
Town Sports International Holdings, Inc.	13,823	34,005
Wingstop, Inc.	7,751	201,526
Wynn Resorts Ltd.	3,189	312,362
Zoe's Kitchen, Inc.	28,464	1,011,611
		11,900,127
Household Durables - 1.6%
Century Communities, Inc.	4,516	79,933
Ethan Allen Interiors, Inc.	6,671	231,684
GoPro, Inc. - Class A	107,278	1,355,994
Green Brick Partners, Inc.	32,202	227,346
KB Home	13,178	206,894
LGI Homes, Inc.	16,617	570,462
Meritage Homes Corporation	2,788	101,455
New Home Company, Inc. (The)	22,842	224,994
Newell Brands, Inc.	5,219	273,789
PulteGroup, Inc.	13,947	295,397
Skyline Corporation	3,630	33,468
SodaStream International Ltd.	1,636	39,346
Tempur Sealy International, Inc.	2,574	194,672
Turtle Beach Corporation	52,927	50,281
UCP, Inc.	2,596	21,806
Vuzix Corporation	116,279	956,976
WCI Communities, Inc.	1,725	29,032
William Lyon Homes - Class A	41,994	728,596
ZAGG, Inc.	147,445	933,327
		6,555,452
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.COM, Inc. - Class A	4,878	44,536
Etsy, Inc.	7,262	73,056

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Internet & Catalog Retail - 0.7% (Continued)
Groupon, Inc.	17,714	$85,381
Lands' End, Inc.	77,403	1,099,897
MakeMyTrip Ltd.	51	960
Netflix, Inc.	3,495	318,919
PetMed Express, Inc.	22,501	466,446
Wayfair, Inc. - Class A	23,053	1,002,805
		3,092,000
Leisure Products - 0.3%
Arctic Cat, Inc.	2,516	39,275
Escalade, Inc.	10,540	113,094
JAKKS Pacific, Inc.	45,352	418,145
Malibu Boats, Inc. - Class A	694	9,466
Mattel, Inc.	9,268	309,366
Performance Sports Group Ltd.	17,728	59,034
Smith & Wesson Holding Corporation	2,124	62,552
Sturm Ruger & Company, Inc.	5,103	347,004
		1,357,936
Media - 1.9%
AMC Entertainment Holdings, Inc. - Class A	61	1,795
Central European Media Enterprises Ltd. - Class A	20,329	46,960
Charter Communications, Inc.	1,356	318,484
Cinemark Holdings, Inc.	97	3,647
Clear Channel Outdoor Holdings, Inc. - Class A	33,567	234,633
DreamWorks Animation SKG, Inc. - Class A	10	410
E.W. Scripps Company (The) - Class A	230	3,901
Entercom Communications Corporation - Class A	172	2,513
Entravision Communications Corporation - Class A	44,270	321,400
Eros International plc	9,331	162,453
Global Eagle Entertainment, Inc.	639	5,240
Gray Television, Inc.	398	3,940
Harte-Hanks, Inc.	3,866	6,418
Hemisphere Media Group, Inc.	12,300	156,087
IDI, Inc.	128,911	667,759
IMAX Corporation	3,542	111,892
Liberty Broadband - Series C	74	4,685
Lions Gate Entertainment Corporation	37,163	742,888
MDC Partners, Inc. - Class A	47,080	600,741
Media General, Inc.	39,988	703,389
MSG Networks, Inc. - Class A	3,422	54,923
New York Times Company (The) - Class A	5,375	69,767
Nexstar Broadcasting Group, Inc. - Class A	3,292	166,411
Omnicom Group, Inc.	3,936	323,893
Pandora Media, Inc.	109,372	1,487,459
Radio One, Inc. - Class D	3,365	10,768
ReachLocal, Inc.	1,714	7,850
Regal Entertainment Group - Class A	25,994	611,379
Saga Communications, Inc. - Class A	91	3,733
Scholastic Corporation	325	13,357
Starz - Series A	111	3,355
Time, Inc.	4,484	73,224
Walt Disney Company (The)	786	75,417

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Media - 1.9% (Continued)
World Wrestling Entertainment, Inc. - Class A	53,006	$1,046,868
		8,047,639
Multi-Line Retail - 0.5%
Bon-Ton Stores, Inc. (The)	508	757
J. C. Penney Company, Inc.	85,501	825,939
Sears Holdings Corporation	85,209	1,313,071
		2,139,767
Specialty Retail - 2.7%
Abercrombie & Fitch Company - Class A	6,024	124,757
American Eagle Outfitters, Inc.	270	4,838
America's Car-Mart, Inc.	67	2,350
Ascena Retail Group, Inc.	32,431	263,664
Barnes & Noble Education, Inc.	8,403	97,139
Birks Group, Inc.	43,860	96,492
Boot Barn Holdings, Inc.	67,184	722,900
Buckle, Inc. (The)	39,478	1,081,302
Build-A-Bear Workshop, Inc.	2,999	40,876
CarMax, Inc.	5,629	327,946
Children's Place, Inc. (The)	205	17,134
China Auto Logistics, Inc.	13,447	41,551
Christopher & Banks Corporation	432	877
Conn's, Inc.	71,957	511,614
DAVIDsTEA, Inc.	5,731	76,910
Destination XL Group, Inc.	54,677	282,133
Dick's Sporting Goods, Inc.	37	1,898
DSW, Inc. - Class A	5,260	127,608
Five Below, Inc.	7,801	397,929
Francesca's Holdings Corporation	29,226	371,462
GameStop Corporation - Class A	35,617	1,102,346
Guess?, Inc.	3,108	45,750
Haverty Furniture Companies, Inc.	4,019	74,070
hhgregg, Inc.	28,907	60,127
Hibbett Sports, Inc.	3,351	117,017
L Brands, Inc.	1,298	95,922
Lumber Liquidators Holdings, Inc.	67,084	1,008,273
Mattress Firm Holding Corporation	39,181	1,169,161
Monro Muffler Brake, Inc.	8,446	528,889
New York & Company, Inc.	47,397	88,158
Office Depot, Inc.	8,261	28,583
Restoration Hardware Holdings, Inc.	36,577	1,126,937
Select Comfort Corporation	8,501	202,834
Sportman's Warehouse Holdings, Inc.	18,209	185,368
Ulta Salon Cosmetics & Fragrance, Inc.	1,262	329,647
Vitamin Shoppe, Inc.	3,322	97,202
Williams-Sonoma, Inc.	5,813	314,367
Winmark Corporation	789	79,350
Zumiez, Inc.	21,269	361,148
		11,606,529
Textiles, Apparel & Luxury Goods - 0.7%
Cherokee, Inc.	12,343	128,861
Crocs, Inc.	36,096	408,968

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Textiles, Apparel & Luxury Goods - 0.7% (Continued)
Deckers Outdoor Corporation	3,338	$220,341
Fossil Group, Inc.	3,104	98,086
G-III Apparel Group Ltd.	5,050	202,152
Iconix Brand Group, Inc.	775	5,580
Kingold Jewelry, Inc.	63,871	114,329
lululemon athletica, Inc.	4,301	333,973
Sequential Brands Group, Inc.	86,654	704,497
Skechers U.S.A., Inc. - Class A	9,565	229,751
Under Armour, Inc. - Class A	7,571	298,752
UniFirst Corporation - Class A	413	48,271
Vera Bradley, Inc.	1,001	14,575
		2,808,136
Consumer Staples - 3.1%
Beverages - 0.2%
Boston Beer Company, Inc. - Class A	1,645	300,838
Brown-Forman Corporation - Class B	3,061	300,560
Coca-Cola Bottling Company Consolidated	289	41,156
Craft Brewers Alliance, Inc.	181	2,125
MGP Ingredients, Inc.	5,293	227,599
		872,278
Food & Staples Retailing - 0.9%
Anderson's, Inc. (The)	21,881	809,159
Chefs' Warehouse, Inc. (The)	40,210	649,392
Diplomat Pharmacy, Inc.	14,239	511,607
Natural Grocers by Vitamin Cottage, Inc.	72,470	992,114
PriceSmart, Inc.	2,180	169,779
Rite Aid Corporation	43,732	306,124
United Natural Foods, Inc.	433	21,641
Whole Foods Market, Inc.	9,801	298,735
		3,758,551
Food Products - 1.2%
Alico, Inc.	1,667	49,310
Amira Nature Foods Ltd.	53,021	376,979
Amplify Snack Brands, Inc.	35,107	500,626
Arcadia Biosciences, Inc.	3,306	7,802
Blue Buffalo Pet Products, Inc	11,587	297,554
Cal-Maine Foods, Inc.	26,316	1,102,641
Campbell Soup Company	43	2,678
Dean Foods Company	2,441	45,061
Freshpet, Inc.	99,641	870,862
Golden Enterprises, Inc.	2,889	34,235
Inventure Foods, Inc.	72,321	623,407
Limoneira Company	7,799	137,964
Pilgrim's Pride Corporation	12,637	293,810
S&W Seed Company	21,182	101,462
Sanderson Farms, Inc.	193	16,905
Snyder's-Lance, Inc.	13,663	468,094
Tootsie Roll Industries, Inc.	179	6,646
		4,936,036
Household Products - 0.2%
HRG Group, Inc.	305	4,542

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Consumer Staples - 3.1% (Continued)
Household Products - 0.2% (Continued)
Orchids Paper Products Company	19,096	$586,438
		590,980
Personal Products - 0.5%
China-Biotics, Inc. (b)	535,616	0
Coty, Inc. - Class A	4,903	131,744
Herbalife Ltd.	4,925	334,949
LifeVantage Corporation	33,383	467,028
Natural Alternatives International, Inc.	9,204	98,115
Natural Health Trends Corporation	9,617	323,035
Neptune Technologies & Bioresources, Inc.	6,944	7,569
Nu Skin Enterprises, Inc. - Class A	4,794	255,999
Revlon, Inc. - Class A	10,543	374,171
Synutra International, Inc.	11,627	40,578
United-Guardian, Inc.	3,272	46,397
USANA Health Sciences, Inc.	1,069	146,795
		2,226,380
Tobacco - 0.1%
Universal Corporation	38	2,254
Vector Group Ltd.	21,338	471,356
		473,610
Energy - 4.7%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc.	23,849	254,707
Basic Energy Services, Inc.	124,565	87,196
Bristow Group, Inc.	1,166	12,604
CARBO Ceramics, Inc.	74,659	1,052,692
Diamond Offshore Drilling, Inc.	66	1,500
Dril-Quip, Inc.	2,527	137,545
Fairmount Santrol Holdings, Inc.	7,727	52,930
Frank's International N.V.	57,122	703,743
Geospace Technologies Corporation	7,133	117,694
Gulfmark Offshore, Inc. - Class A	24,965	72,398
Helmerich & Payne, Inc.	4,730	293,118
Hercules Offshore, Inc.	1,577	1,924
Hornbeck Offshore Services, Inc.	12,904	102,974
McDermott International, Inc.	11,173	57,876
Natural Gas Services Group, Inc.	137	3,440
Newpark Resources, Inc.	16,999	107,434
North Atlantic Drilling Ltd.	144,037	651,047
Ocean Rig UDW, Inc.	25,571	49,863
Oil States International, Inc.	20	618
Pacific Drilling S.A.	3,163	15,119
Parker Drilling Company	6,517	13,490
Rowan Companies plc - Class A	32,307	492,359
RPC, Inc.	4,755	68,900
Schlumberger Ltd.	1	29
SEACOR Holdings, Inc.	10,444	590,295
Seadrill Ltd.	226,480	672,646
Synthesis Energy Systems, Inc.	39,883	41,877
Tesco Corporation	6,460	42,701
Tidewater, Inc.	39,080	166,872

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Energy - 4.7% (Continued)
Energy Equipment & Services - 1.5% (Continued)
Transocean Ltd.	61,613	$677,127
		6,542,718
Oil, Gas & Consumable Fuels - 3.2%
Aegean Marine Petroleum Network, Inc.	116	756
Approach Resources, Inc.	44,542	73,940
Ardmore Shipping Corporation	144	1,012
Bonanza Creek Energy, Inc.	110,589	88,814
Cameco Corporation	6,811	65,113
Centrus Energy Corporation - Class A	375	1,181
Chesapeake Energy Corporation	214,441	1,162,270
Clayton Williams Energy, Inc.	29,285	1,104,337
Clean Energy Fuels Corporation	5,670	16,953
Cloud Peak Energy, Inc.	120,640	411,382
Cobalt International Energy, Inc.	247,439	368,684
CONSOL Energy, Inc.	25,520	494,578
Denbury Resources, Inc.	230,789	669,288
Dorian LPG Ltd.	67,482	416,364
Earthstone Energy, Inc.	4,608	46,310
Eclipse Resources Corporation	49,037	154,467
Enbridge Energy Management, LLC	1	29
EnLink Midstream, LLC	164	2,531
EP Energy Corporation - Class A	6,304	26,288
Erin Energy Corporation	8,041	20,585
Evolution Petroleum Corporation	426	2,322
EXCO Resources, Inc.	117,857	162,643
Frontline Ltd.	5,291	42,011
Gener8 Maritime, Inc.	692	3,681
GeoPark Ltd.	8,485	28,849
Green Plains, Inc.	3,353	76,046
Hallador Energy Company	886	4,793
InterOil Corporation	195	9,645
Jones Energy, Inc. - Class A	30,872	114,226
Laredo Petroleum, Inc.	62,901	630,268
Matador Resources Company	3,169	66,834
Memorial Resource Development Corporation	19,504	292,170
Nordic American Offshore Ltd.	162,559	697,378
Nordic American Tankers Ltd.	92,711	1,140,345
Northern Oil & Gas, Inc.	49,731	196,935
Oasis Petroleum, Inc.	62,250	473,100
Pacific Ethanol, Inc.	27,176	185,612
Panhandle Oil & Gas, Inc. - Class A	1,488	24,344
Peabody Energy Corporation	1	2
Petroquest Energy, Inc.	36,330	117,346
Range Resources Corporation	7,261	292,691
Renewable Energy Group, Inc.	26,142	254,885
REX American Resources Corporation	361	23,754
Sanchez Energy Corporation	48,294	306,184
Scorpio Tankers, Inc.	31,253	148,764
Ship Finance International Ltd.	64,737	977,529
SM Energy Company	17,991	488,096
Southwestern Energy Company	24,609	358,799

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Energy - 4.7% (Continued)
Oil, Gas & Consumable Fuels - 3.2% (Continued)
Spectra Energy Corporation	8,141	$292,832
Torchlight Energy Resources, Inc.	54,682	66,712
Uranium Energy Corporation	3,026	2,905
Uranium Resources, Inc.	399	563
W&T Offshore, Inc.	94,362	187,780
Western Refining, Inc.	4,744	98,912
Westmoreland Coal Company	9,641	92,072
Whiting Petroleum Corporation	16,012	118,008
WPX Energy, Inc.	23,753	237,292
		13,341,210
Financials - 11.8%
Banks - 2.7%
Access National Corporation	4,578	101,769
American River Bankshares	68	694
Ameris Bancorp	77	2,553
Ames National Corporation	77	2,091
Arrow Financial Corporation	496	15,669
Associated Banc-Corp	67	1,246
Bancorp of New Jersey, Inc.	568	6,310
Bancorp, Inc. (The)	27,891	147,822
Bank of Hawaii Corporation	882	60,787
Bank of Marin Bancorp	53	2,628
Bank of the Ozarks, Inc.	9,435	339,566
Banner Corporation	51	2,129
BBCN Bancorp, Inc.	13,568	208,540
BCB Bancorp, Inc.	1,283	13,561
Blue Hills Bancorp, Inc.	2,694	38,389
BNC Bancorp	2,725	66,108
BOK Financial Corporation	4,509	294,122
Boston Private Financial Holdings, Inc.	2	24
Bridge Bancorp, Inc.	947	27,567
Bryn Mawr Bank Corporation	18,023	528,615
Camden National Corporation	5,044	219,313
Capital Bank Financial Corporation - Class A	4,782	142,934
Capital City Bank Group, Inc.	342	4,894
Carolina Bank Holdings, Inc.	68	1,255
Carolina Financial Corporation	52	995
CenterState Banks, Inc.	3,107	51,763
Central Valley Community Bancorp	1,209	18,075
Chemical Financial Corporation	5,672	234,707
Citizens & Northern Corporation	252	5,370
City Holding Company	3,435	160,414
Civista Bancshares, Inc.	41	565
CoBiz Financial, Inc.	24,399	301,328
Columbia Banking System, Inc.	358	10,855
Community Bank System, Inc.	18,398	811,904
ConnectOne Bancorp, Inc.	1,982	33,516
Customers Bancorp, Inc.	2,836	72,999
CVB Financial Corporation	2,592	42,638
Enterprise Bancorp, Inc.	18	426
Farmers National Banc Corporation	698	6,666

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Financials - 11.8% (Continued)
Banks - 2.7% (Continued)
First Bancorp (North Carolina)	435	$8,143
First Business Financial Services, Inc.	2,024	47,989
First Commonwealth Financial Corporation	22,221	214,433
First Community Bancshares, Inc.	1,886	43,246
First Financial Bankshares, Inc.	45,637	1,559,416
First Financial Corporation	3,005	115,091
First Interstate BancSystem, Inc. - Class A	2,490	72,310
First Merchants Corporation	109	2,856
First of Long Island Corporation (The)	84	2,549
German American Bancorp, Inc.	45	1,530
Hampton Roads Bankshares, Inc.	14,352	29,422
Heritage Financial Corporation	12,997	226,928
Hilltop Holdings, Inc.	2,948	64,207
Home BancShares, Inc.	924	19,284
Independent Bank Corporation (Massachusetts)	2,733	137,224
Independent Bank Corporation (Michigan)	499	7,675
Independent Bank Group, Inc.	937	39,598
Lakeland Bancorp, Inc.	45,783	545,276
Lakeland Financial Corporation	146	7,497
Live Oak Bancshares, Inc.	809	10,606
Macatawa Bank Corporation	5,380	41,695
Mackinac Financial Corporation	754	8,784
MainSource Financial Group, Inc.	16	356
Merchants Bancshares, Inc.	919	29,206
MidSouth Bancorp, Inc.	13,019	136,830
MidWestOne Financial Group, Inc.	27	782
National Bankshares, Inc.	52	1,810
NBT Bancorp, Inc.	286	8,528
OFG Bancorp	1,324	14,048
Old National Bancorp	2,242	29,505
Opus Bank	248	8,005
Park National Corporation	193	17,277
Park Sterling Corporation	20,378	157,318
Penns Woods Bancorp, Inc.	3,268	138,400
Peoples Bancorp, Inc.	5,693	127,808
Peoples Financial Services Corporation	2,678	105,701
People's Utah Bancorp	25	447
PrivateBancorp, Inc.	3,440	152,048
Renasant Corporation	1,973	63,570
Republic First Bancorp, Inc.	2,924	12,836
S&T Bancorp, Inc.	5,732	146,109
Sandy Spring Bancorp, Inc.	88	2,626
ServisFirst Bancshares, Inc.	588	29,770
Simmons First National Corporation - Class A	1,347	61,895
South State Corporation	646	47,100
Southside Bancshares, Inc.	4,413	134,981
Southwest Bancorp, Inc.	5,818	112,986
State Bank Financial Corporation	3,503	76,646
Suffolk Bancorp	5,212	171,527
Summit Financial Group, Inc.	389	7,644
Summit State Bank	790	10,862

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Financials - 11.8% (Continued)
Banks - 2.7% (Continued)
Sun Bancorp, Inc./NJ	191	$4,076
Texas Capital Bancshares, Inc.	1,349	65,480
Tompkins Financial Corporation	898	65,320
TowneBank	160	3,668
TriCo Bancshares	2,226	57,921
Tristate Capital Holdings, Inc.	623	8,890
Trustmark Corporation	771	20,123
UMB Financial Corporation	793	43,940
United Bankshares, Inc.	17,171	657,649
Washington Trust Bancorp, Inc.	8,580	325,697
WesBanco, Inc.	7,167	221,604
West Bancorporation, Inc.	58	1,102
Westamerica Bancorporation	14,601	686,831
Yadkin Financial Corporation	1	25
		11,155,513
Capital Markets - 1.1%
Alcentra Capital Corporation	2,416	29,548
American Capital Senior Floating, Ltd.	149	1,548
Artisan Partners Asset Management, Inc. - Class A	1,288	36,012
Ashford, Inc.	229	10,534
BGC Partners, Inc. - Class A	6,840	60,671
Calamos Asset Management, Inc. - Class A	8,302	57,782
Capitala Finance Corporation	23,943	353,878
Cowen Group, Inc. - Class A	29,777	92,904
FBR & Company	10,279	154,905
Federated Investors, Inc. - Class B	3,951	124,733
Fidus Investment Corporation	1,546	24,489
Fifth Street Senior Floating Rate Corporation	3,734	31,366
Financial Engines, Inc.	5,574	147,098
FS Investment Corporation	5,114	48,583
FXCM, Inc. - Class A	8,284	79,692
Gladstone Capital Corporation	26,125	208,739
Gladstone Investment Corporation	49,324	375,356
Greenhill & Company, Inc.	15,863	314,563
GSV Capital Corporation	784	4,226
Harvest Capital Credit Corporation	183	2,344
KCAP Financial, Inc.	1,022	4,323
Ladenburg Thalmann Financial Services, Inc.	1,266	3,089
LPL Financial Holdings, Inc.	30,258	815,453
Main Street Capital Corporation	3,630	121,423
Manning & Napier, Inc.	29,747	231,729
New Mountain Finance Corporation	4,798	64,101
OFS Capital Corporation	1,636	22,397
OHA Investment Corporation	927	2,104
PennantPark Floating Rate Capital Ltd.	1,855	23,633
PJT Partners, Inc. - Class A	1,466	37,427
Prospect Capital Corporation	49,303	412,913
Pzena Investment Management, Inc. - Class A	3,418	26,865
Safeguard Scientifics, Inc.	4,957	64,044
Saratoga Investment Corporation	2,774	47,602
Solar Senior Capital Ltd.	653	10,944

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Financials - 11.8% (Continued)
Capital Markets - 1.1% (Continued)
TICC Capital Corporation	24	$135
Virtu Financial, Inc. - Class A	222	3,818
Virtus Investment Partners, Inc.	1,248	105,194
Waddell & Reed Financial, Inc. - Class A	59	1,077
Westwood Holdings Group, Inc.	887	47,561
WisdomTree Investments, Inc.	41,803	415,522
Zais Group Holdings, Inc.	27,386	82,980
		4,703,305
Consumer Finance - 0.3%
Atlanticus Holdings Corporation	31,353	93,745
Cash America International, Inc.	88	3,771
Credit Acceptance Corporation	875	158,086
Encore Capital Group, Inc.	26,114	637,443
First Cash Financial Services, Inc.	388	19,908
Green Dot Corporation - Class A	381	9,220
PRA Group, Inc.	6,259	174,376
World Acceptance Corporation	8,247	358,415
		1,454,964
Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	4,450	306,160
CME Group, Inc.	3,258	333,098
FNFV Group	908	10,832
Gain Capital Holdings, Inc.	171	1,149
Medallion Financial Corporation	60,696	491,031
NewStar Financial, Inc.	1,614	16,495
On Deck Capital, Inc.	86,564	450,133
PHH Corporation	2,072	30,272
PICO Holdings, Inc.	159	1,603
		1,640,773
Insurance - 1.2%
Ambac Financial Group, Inc.	1,861	33,833
Assurant, Inc.	42	3,486
Axis Capital Holdings Ltd.	409	22,732
Baldwin & Lyons, Inc. - Class B	40	1,060
Citizens, Inc.	122,169	1,020,111
Conifer Holdings, Inc.	1,718	14,139
eHealth, Inc.	6,143	58,666
Fidelity & Guaranty Life	7,477	163,447
Greenlight Capital Re Ltd. - Class A	706	14,565
Hallmark Financial Services, Inc.	2,715	28,806
HCI Group, Inc.	11,618	350,399
Heritage Insurance Holdings, Inc.	619	7,669
Infinity Property & Casualty Corporation	726	59,561
Kemper Corporation	1,450	49,692
Maiden Holdings Ltd.	27,730	387,388
MBIA, Inc.	34,090	287,720
Mercury General Corporation	5,525	305,919
National Western Life Group, Inc. - Class A	10	1,891
OneBeacon Insurance Group Ltd. - Class A	222	3,110
Patriot National, Inc.	147,298	1,162,181
Primerica, Inc.	4,313	222,163

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Financials - 11.8% (Continued)
Insurance - 1.2% (Continued)
State Auto Financial Corporation	2,012	$45,431
Third Point Reinsurance Ltd.	11,830	148,940
Universal Insurance Holdings, Inc.	5,875	127,723
W.R. Berkley Corporation	5,507	320,452
WMIH Corporation	89,638	216,924
		5,058,008
Real Estate Investment Trusts (REITs) - 4.5%
Agree Realty Corporation	31,425	1,593,876
American Homes 4 Rent - Class A	1	22
Community Healthcare Trust, Inc.	11,146	256,246
CorEnergy Infrastructure Trust, Inc.	21,294	626,469
Digital Realty Trust, Inc.	5,404	564,502
Easterly Government Properties, Inc.	40,647	832,857
Education Realty Trust, Inc.	31,034	1,493,977
Equity LifeStyle Properties, Inc.	14,554	1,196,921
Gladstone Commercial Corporation	249	4,532
Gramercy Property Trust	3,713	37,093
HCP, Inc.	3,008	118,004
Healthcare Realty Trust, Inc.	39,753	1,437,468
Investors Real Estate Trust	120,332	796,598
Macerich Company (The)	1,936	172,769
National Retail Properties, Inc.	15,980	849,497
Northstar Realty Europe Corporation	26,665	246,651
Realty Income Corporation	22,373	1,598,998
Retail Properties of America, Inc. - Class A	93	1,639
Rexford Industrial Realty, Inc.	50,972	1,165,220
Spirit Realty Capital, Inc.	406	5,550
STAG Industrial, Inc.	43,581	1,106,086
Urban Edge Properties	35,359	1,057,588
Urstadt Biddle Properties, Inc. - Class A	15,256	376,823
Ventas, Inc.	13,560	1,032,729
Walter Investment Management Corporation	229,608	658,975
Washington Real Estate Investment Trust	46,616	1,598,463
		18,829,553
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions S.A.	33,072	769,255
AV Homes, Inc.	5,772	82,655
Consolidated-Tomoka Land Company	122	5,969
Forestar Group, Inc.	41,464	509,178
Griffin Industrial Realty, Inc.	113	3,638
Realogy Holdings Corporation	81	2,510
St. Joe Company (The)	29,287	539,759
		1,912,964
Thrifts & Mortgage Finance - 1.1%
Banc of California, Inc.	3,632	80,558
BankFinancial Corporation	3,495	42,639
BBX Capital Corporation - Class A	1,491	28,836
BofI Holding, Inc.	27,834	468,168
BSB Bancorp, Inc.	75	1,725
Capitol Federal Financial, Inc.	11,070	156,862
Clifton Bancorp, Inc.	25,962	388,911

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Financials - 11.8% (Continued)
Thrifts & Mortgage Finance - 1.1% (Continued)
EverBank Financial Corporation	14,544	$261,210
Hingham Institution for Savings	35	4,585
Home Bancorp, Inc.	323	9,348
HomeStreet, Inc.	172	3,835
Impac Mortgage Holdings, Inc.	35,003	607,302
Lake Sunapee Bank Group	204	3,762
LendingTree, Inc.	12,328	1,244,881
Meridian Bancorp, Inc.	206	3,028
MGIC Investment Corporation	694	4,990
MMA Capital Management, LLC	26	472
Nationstar Mortgage Holdings, Inc.	38,219	482,706
Northfield Bancorp, Inc.	19,979	298,286
Northwest Bancshares, Inc.	2,978	44,402
Ocwen Financial Corporation	76,069	152,138
People's United Financial, Inc.	19,685	298,425
Stonegate Mortgage Corporation	17,654	62,319
Timberland Bancorp, Inc.	3	45
TrustCo Bank Corporation	7,163	47,491
United Financial Bancorp, Inc.	147	1,933
Washington Federal, Inc.	34	850
WSFS Financial Corporation	10	352
		4,700,059
Health Care - 16.0%
Biotechnology - 7.5%
Abeona Therapeutics, Inc.	1,592	4,283
ACADIA Pharmaceuticals, Inc.	8,814	326,471
ADMA Biologics, Inc.	470	3,690
Aduro Biotech, Inc.	1,430	20,992
Advaxis, Inc.	53,330	444,772
Agenus, Inc.	21,556	119,636
Agios Pharmaceuticals, Inc.	93	4,206
Aimmune Therapeutics, Inc.	13,191	158,160
Alder Biopharmaceuticals, Inc.	14,647	470,169
Aldeyra Therapeutics, Inc.	17,935	110,300
Amicus Therapeutics, Inc.	14,990	100,733
Anavex Life Sciences Corporation	48,772	187,284
Aquinox Pharmaceuticals, Inc.	69,169	577,561
Argos Therapeutics, Inc.	70,800	372,408
ARIAD Pharmaceuticals, Inc.	41,900	398,469
Array BioPharma, Inc.	53,748	201,018
Arrowhead Pharmaceuticals, Inc.	140,478	837,249
Atara Biotherapeutics, Inc.	167	4,008
Athersys, Inc.	38,359	85,157
aTyr Pharma, Inc.	77	263
Aurinia Pharmaceuticals, Inc.	1,507	5,124
AVEO Pharmaceuticals, Inc.	6,377	6,377
Axovant Sciences Ltd.	1,252	18,530
Bio Blast Pharma Ltd.	285	490
BioCryst Pharmaceuticals, Inc.	817	2,958
BioTime, Inc.	20,555	64,132
bluebird bio, Inc.	5,335	305,055

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Biotechnology - 7.5% (Continued)
Cara Therapeutics, Inc.	41,950	$248,764
Cascadian Therapeutics, Inc.	47,722	52,494
Catabasis Pharmaceuticals, Inc.	11,293	43,365
Celldex Therapeutics, Inc.	28,204	130,303
Cellectar Biosciences, Inc.	12,696	34,787
Cellular Biomedicine Group, Inc.	236	3,514
Cerulean Pharma, Inc.	37,009	106,956
ChemoCentryx, Inc.	11,382	53,495
Chiasma, Inc.	42,666	113,065
Chimerix, Inc.	106,149	423,535
Clovis Oncology, Inc.	75,964	1,084,766
Codexis, Inc.	11,197	48,707
Cohereus Biosciences, Inc.	6,875	174,556
Cytokinetics, Inc.	42,438	471,911
CytRx Corporation	92,985	60,440
Dynavax Technologies Corporation	27,645	426,562
Eagle Pharmaceuticals, Inc.	16,486	711,206
Editas Medicine, Inc.	3,413	87,782
Eleven Biotherapeutics, Inc.	18,402	73,056
Enanta Pharmaceuticals, Inc.	45	1,012
Esperion Therapeutics, Inc.	47,102	511,528
Exact Sciences Corporation	52,371	910,208
Exelixis, Inc.	1,880	17,258
Fibrocell Science, Inc.	47,772	52,072
Flexion Therapeutics, Inc.	1,340	22,190
Galena Biopharma, Inc.	193,515	86,037
Genocea Biosciences, Inc.	51,275	208,689
Global Blood Therapeutics, Inc.	533	9,530
GlycoMimetics, Inc.	75	626
Heron Therapeutics, Inc.	26,863	446,463
Idera Pharmaceuticals, Inc.	326,756	562,020
Ignyta, Inc.	577	3,179
ImmunoGen, Inc.	29,652	82,433
Immunomedics, Inc.	294,033	779,187
Infinity Pharmaceuticals, Inc.	108,022	181,477
Inovio Pharmaceuticals, Inc.	38,060	376,033
Insys Therapeutics, Inc.	81,591	1,276,899
Intercept Pharmaceuticals, Inc.	4,409	762,889
Intrexon Corporation	13,250	335,623
Invitae Corporation	7,234	63,442
Ionis Pharmaceuticals, Inc.	13,678	399,261
IsoRay, Inc.	48,960	37,704
Juno Therapeutics, Inc.	22,196	686,522
Keryx Biopharmaceuticals, Inc.	57,446	422,803
Kite Pharma, Inc.	3,177	179,914
Kura Oncology, Inc.	21,019	86,808
La Jolla Pharmaceutical Company	5,235	88,995
Lexicon Pharmaceuticals, Inc.	58,332	951,978
Loxo Oncology, Inc.	12,982	333,897
Macrocure Ltd.	708	1,126
Macrogenics, Inc.	2,704	82,715

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Biotechnology - 7.5% (Continued)
MannKind Corporation	300,606	$297,600
MediciNova, Inc.	74,029	458,980
Merrimack Pharmaceuticals, Inc.	82,449	478,204
MiMedx Group, Inc.	16,752	125,473
Minerva Neurosciences, Inc	49,760	552,336
Mirati Therapeutics, Inc.	28,571	132,569
Myriad Genetics, Inc.	1,713	53,069
NanoViricides, Inc.	9,226	16,146
NantKwest, Inc.	107,580	734,771
Nivalis Therapeutics, Inc.	1,458	6,823
Novavax, Inc.	117,286	858,534
Nymox Pharmaceutical Corporation	26,128	94,061
Ohr Pharmaceutical, Inc.	8,452	23,074
Omeros Corporation	108,234	1,272,832
Opexa Therapeutics, Inc.	18,022	74,972
OPKO Health, Inc.	33,049	328,838
Organovo Holdings, Inc.	31,555	135,055
OvaScience, Inc.	45,611	229,879
Pronai Therapeutics, Inc.	35,090	69,127
Proteon Therapeutics, Inc.	36	288
PTC Therapeutics, Inc.	30,797	183,858
Radius Health, Inc.	1,275	60,078
Regulus Therapeutics, Inc.	62,876	224,467
Rosetta Genomics Ltd.	2,059	2,203
Sage Therapeutics, Inc.	8,377	375,792
Sarepta Therapeutics, Inc.	49,691	1,256,188
Seattle Genetics, Inc.	6,743	324,069
Seres Therapeutics, Inc.	126	1,378
Sophiris Bio, Inc.	24,082	141,121
Sorrento Therapeutics, Inc.	14,932	93,922
Stellar Biotechnologies, Inc.	1,413	4,409
Stemline Therapeutics, Inc.	228	1,687
Stonebridge Biopharma plc	1,200	5,160
Synergy Pharmaceuticals, Inc.	2,107	8,597
Synthetic Biologics, Inc.	414,227	724,897
T2 Biosystems, Inc.	93,111	527,008
TG Therapeutics, Inc.	1,617	9,556
Tobira Therapeutics, Inc.	19,607	84,506
Tonix Pharmaceuticals Holding Corporation	42,346	87,656
Tracon Pharmaceuticals, Inc.	201	1,025
Trovagene, Inc.	197,066	1,109,482
Ultragenyx Pharmaceutical, Inc.	1,930	122,130
Vascular Biogenics Ltd.	35,214	141,560
Versartis, Inc.	256	2,944
Vital Therapies, Inc.	380	2,364
vTv Therapeutics, Inc. - Class A	497	2,813
XBiotech, Inc.	14,634	208,827
Xencor, Inc.	4,151	78,620
Zafgen, Inc.	26,830	81,563
ZIOPHARM Oncology, Inc.	155,588	756,158
		31,705,946

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc.	2,212	$109,406
ABIOMED, Inc.	2,802	330,552
Accuray, Inc.	68,351	374,563
Alere, Inc.	13,327	499,763
Avinger, Inc.	37,259	184,059
AxoGen, Inc.	85,978	577,772
Baxter International, Inc.	7	336
Biolase, Inc.	21,145	23,894
Biolife Solutions, Inc.	6,271	12,918
Cerus Corporation	4,061	30,011
Cesca Therapeutics, Inc.	25,799	107,840
ConforMIS, Inc.	42,464	295,974
Corindus Vascular Robotics, Inc.	80,109	114,556
CytoSorbents Corporation	1,816	8,898
Derma Sciences, Inc.	530	2,528
DexCom, Inc.	3,685	339,868
Digirad Corporation	13,338	78,161
EndoChoice Holdings, Inc.	31,984	170,475
Endologix, Inc.	55,880	788,467
Entellus Medical, Inc.	879	15,734
GenMark Diagnostics, Inc.	32,425	345,326
Great Basin Scientific, Inc.	83,130	40,335
HeartWare International, Inc.	8,268	479,048
Inogen, Inc.	2,430	130,588
InVivo Therapeutics Holdings Corporation	9,926	64,320
Invuity, Inc.	9,921	102,186
iRadimed Corporation	2,065	39,978
IRIDEX Corporation	101	1,637
Meridian Bioscience, Inc.	1,000	19,360
Nevro Corporation	8,760	724,452
Novadaq Technologies, Inc.	28,944	308,543
Novocure Ltd.	87,893	660,955
Oxford Immunotec Global plc	3,851	30,962
Quidel Corporation	43,266	986,465
Quotient Ltd.	10,858	62,976
Retractable Technologies, Inc.	1,650	3,977
Rockwell Medical, Inc.	159,938	1,287,501
Second Sight Medical Products, Inc.	261,102	1,054,852
Sientra, Inc.	49,003	349,881
Spectranetics Corporation (The)	396	9,179
STAAR Surgical Company	22,007	150,528
Tandem Diabetes Care, Inc.	37,941	251,549
TransEnterix, Inc.	856,937	1,156,865
Unilife Corporation	37,975	134,432
Vascular Solutions, Inc.	2,286	104,859
ZELTIQ Aesthetics, Inc.	28,144	955,489
		13,522,018
Health Care Providers & Services - 1.8%
AAC Holdings, Inc.	55,471	1,257,528
Acadia Healthcare Company, Inc.	5,879	332,163
Aceto Corporation	8	206

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Health Care Providers & Services - 1.8% (Continued)
Adeptus Health, Inc. - Class A	22,008	$980,897
Air Methods Corporation	14,500	482,705
Anthem, Inc.	20	2,627
BioScrip, Inc.	142,132	363,858
Centene Corporation	1	13
Chemed Corporation	1,037	152,584
Cross Country Healthcare, Inc.	120	1,754
Express Scripts Holding Company	37	2,815
HealthEquity, Inc.	3,802	112,235
Healthways, Inc.	64	1,078
InfuSystems Holdings, Inc.	234	690
Landauer, Inc.	15,903	663,473
MEDNAX, Inc.	4,343	299,276
Nobilis Health Corporation	137,733	392,539
Psychemedics Corporation	747	13,902
Sharps Compliance Corporation	24,955	129,766
Team Health Holdings, Inc.	3	122
Teladoc, Inc.	70,244	1,225,055
Trupanion, Inc.	66,320	1,000,106
Veracyte, Inc.	500	2,475
		7,417,867
Health Care Technology - 0.5%
athenahealth, Inc.	2,353	300,690
Castlight Health, Inc. - Class B	139,318	519,656
Computer Programs & Systems, Inc.	2,760	109,407
Connecture, Inc.	18,308	46,136
Evolent Health, Inc. - Class A	4,994	117,559
Imprivata, Inc.	28,778	550,235
IMS Health Holdings, Inc.	3,467	104,079
Inovalon Holdings, Inc. - Class A	6,931	129,055
Medidata Solutions, Inc.	1,950	103,643
MGT Capital Investment, Inc.	39,030	117,480
Simulations Plus, Inc.	188	1,506
		2,099,446
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc.	68,789	1,351,704
Albany Molecular Research, Inc.	18,777	271,140
Chromadex Corporation	11,042	44,168
Combimatrix Corporation	32,812	108,280
Compugen Ltd.	10,588	70,410
Fluidigm Corporation	29,873	315,160
Illumina, Inc.	1,983	329,872
Luminex Corporation	857	18,366
Pacific Biosciences of California, Inc.	124,482	1,064,321
pSivida Corporation	1,050	4,011
Sequenom, Inc.	126,779	299,198
		3,876,630
Pharmaceuticals - 2.1%
AcelRx Pharmaceuticals, Inc.	21,725	78,862
Adamis Pharmaceuticals Corporation	5,426	15,247
Aerie Pharmaceuticals, Inc.	35,563	617,018

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Pharmaceuticals - 2.1% (Continued)
Alcobra Ltd.	13,588	$58,157
Ampio Pharmaceuticals, Inc.	40,682	40,275
Aralez Pharmaceuticals, Inc.	31,998	111,993
Aratana Therapeutics, Inc.	42,285	320,943
Axsome Therapeutics, Inc.	1,864	14,576
BioDelivery Sciences International, Inc.	211,598	539,575
Bio-Path Holdings, Inc.	39,336	66,871
Biostar Pharmaceuticals, Inc.	26,382	113,970
Concordia International Corporation	10,088	176,036
ContraVir Pharmaceuticals, Inc.	4,050	4,090
Cynapsus Therapeutics, Inc.	2,669	44,973
DepoMed, Inc.	979	18,572
Dipexium Pharmaceuticals, Inc.	4,121	43,023
Egalet Corporation	110,376	815,679
Eyegate Pharmaceuticals, Inc.	59	119
Flex Pharma, Inc.	9,764	115,703
Innoviva, Inc.	20,840	268,211
Intellipharmaceutics International, Inc.	982	1,807
Jaguar Animal Health, Inc.	2,452	4,095
KemPharm, Inc.	104,759	442,083
Lipocine, Inc.	52,214	192,670
Medicines Company (The)	22	860
Neos Therapeutics, Inc.	6,509	57,474
Neuroderm Ltd.	2,963	55,734
Ocular Therapeutix, Inc.	119,362	521,612
Orexigen Therapeutics, Inc.	7,440	24,924
Relypsa, Inc.	45,805	1,463,012
Revance Therapeutics, Inc.	27,419	369,882
SCYNEXIS, Inc.	21,759	43,953
Teligent, Inc.	62,797	509,912
TherapeuticsMD, Inc.	61,891	480,893
Titan Pharmaceuticals, Inc.	92,736	459,971
Tokai Pharmaceuticals, Inc.	55,715	70,201
VIVUS, Inc.	47,384	50,701
Wave Life Science Ltd.	3,455	66,716
Zogenix, Inc.	46,340	423,084
Zynerba Pharmaceuticals, Inc.	12,160	107,494
		8,810,971
Industrials - 9.0%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc.	59,953	1,130,714
AeroVironment, Inc.	4,365	123,748
Astrotech Corporation	596	1,061
B/E Aerospace, Inc.	5,598	267,780
CPI Aerostructures, Inc.	4,572	30,175
Cubic Corporation	4,876	199,136
KEYW Holding Corporation (The)	50,740	519,578
KLX, Inc.	635	20,511
Kratos Defense & Security Solutions, Inc.	207,769	916,261
LMI Aerospace, Inc.	2,213	17,217
Lockheed Martin Corporation	183	46,250

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Aerospace & Defense - 1.3% (Continued)
National Presto Industries, Inc.	2,345	$209,971
Sparton Corporation	14,056	292,505
TASER International, Inc.	41,192	1,192,920
Teledyne Technologies, Inc.	1,738	182,490
TransDigm Group, Inc.	1,075	300,484
		5,450,801
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc.	486	12,033
Forward Air Corporation	73	3,378
Park-Ohio Holdings Corporation	47	1,400
XPO Logistics, Inc.	31,788	941,561
		958,372
Airlines - 0.3%
American Airlines Group, Inc.	8,331	295,750
Copa Holdings S.A. - Class A	372	24,924
Virgin America, Inc.	12,949	724,108
		1,044,782
Building Products - 0.6%
Advanced Drainage Systems, Inc.	12,776	341,247
Apogee Enterprises, Inc.	13,085	611,724
Armstrong Flooring, Inc.	649	12,925
Armstrong World Industries, Inc.	10,902	463,008
Builders FirstSource, Inc.	50,006	644,577
Griffon Corporation	1,476	25,299
MFRI, Inc.	831	6,340
PGT, Inc.	4,942	59,304
Trex Company, Inc.	9,175	444,987
		2,609,411
Commercial Services & Supplies - 1.0%
Acme United Corporation	3	65
Aqua Metals, Inc.	68,469	637,446
ARC Document Solutions, Inc.	3,206	12,632
Avery Dennison Corporation	43	3,349
CECO Environmental Corporation	37,413	346,070
Cenveo, Inc.	1	3
CompX International, Inc.	258	3,070
Covanta Holding Corporation	11,439	183,253
Deluxe Corporation	2,371	160,256
EnerNOC, Inc.	34,372	257,103
Essendant, Inc.	9,377	187,915
Healthcare Services Group, Inc.	1,694	65,744
Hudson Technologies, Inc.	95,692	470,805
Interface, Inc.	3,529	63,028
Mobile Mini, Inc.	7,665	249,189
Multi-Color Corporation	5,584	360,615
Ritchie Bros. Auctioneers, Inc.	5,860	194,552
Rollins, Inc.	11,274	317,701
Team, Inc.	20,895	576,912
US Ecology, Inc.	991	44,892
Virco Manufacturing Corporation	2,059	9,286
		4,143,886

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Construction & Engineering - 0.4%
Ameresco, Inc. - Class A	7,755	$38,387
Comfort Systems USA, Inc.	1,170	35,545
Dycom Industries, Inc.	3,243	305,004
Goldfield Corporation (The)	23,009	69,947
Great Lakes Dredge & Dock Corporation	9,087	40,346
HC2 Holdings, Inc.	6,005	27,623
Layne Christensen Company	96,683	773,464
MasTec, Inc.	754	18,435
Northwest Pipe Company	1,775	20,057
NV5 Global, Inc.	378	12,160
Orion Marine Group, Inc.	45,850	259,053
Primoris Services Corporation	1,777	32,075
Tutor Perini Corporation	1,488	37,379
Willdan Group, Inc.	383	4,064
		1,673,539
Electrical Equipment - 1.3%
Acuity Brands, Inc.	318	83,453
American Superconductor Corporation	33,241	305,152
China BAK Battery, Inc.	4,280	12,112
Energous Corporation	30,060	373,345
Energy Focus, Inc.	23,536	143,570
Enphase Energy, Inc.	9,043	16,277
FuelCell Energy, Inc.	197,839	1,066,352
Generac Holdings, Inc.	2,338	88,353
General Cable Corporation	2,986	43,984
Highpower International, Inc.	388	795
Ideal Power, Inc.	7,579	41,230
LSI Industries, Inc.	330	3,617
Ocean Power Technologies, Inc.	10,903	100,199
Plug Power, Inc.	671,708	1,202,357
Power Solutions International, Inc.	4,883	85,892
Revolution Lighting Technology, Inc.	3,046	19,099
Rockwell Automation, Inc.	2,121	242,642
SolarCity Corporation	16,112	430,190
Sunrun, Inc.	200,314	1,037,627
Thermon Group Holdings, Inc.	9,116	183,961
Ultralife Corporation	8,614	37,471
		5,517,678
Industrial Conglomerates - 0.1%
General Electric Company	10,036	312,521
Raven Industries, Inc.	760	15,778
		328,299
Machinery - 2.0%
Actuant Corporation - Class A	1,070	25,413
AGCO Corporation	4,732	227,893
Altra Industrial Motion Corporation	4,888	138,819
American Railcar Industries, Inc.	4,106	172,493
Briggs & Stratton Corporation	20,202	459,192
CIRCOR International, Inc.	136	7,744
Cleantech Solutions International, Inc.	44,519	58,765
Douglas Dynamics, Inc.	9,155	245,354

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Machinery - 2.0% (Continued)
Dynamic Materials Corporation	37,130	$380,211
Eastern Company (The)	701	12,359
Energy Recovery, Inc.	74,521	797,375
ExOne Company (The)	34,232	348,482
FreightCar America, Inc.	1,602	23,870
Gencor Industries, Inc.	970	17,072
Graco, Inc.	4,056	300,185
Graham Corporation	1,913	34,472
Greenbrier Companies, Inc. (The)	14,060	461,590
Hurco Companies, Inc.	21,489	572,252
John Bean Technologies Corporation	8,088	541,249
Joy Global, Inc.	2,024	55,923
Kennametal, Inc.	2,784	69,210
Kornit Digital Ltd.	12,210	123,321
Lincoln Electric Holdings, Inc.	50	3,103
Lindsay Corporation	14,052	985,888
Manitex International, Inc.	25,412	188,811
Manitowoc Company, Inc. (The)	93,235	519,319
Milacron Holdings Corporation	4,861	83,706
Miller Industries, Inc.	826	17,726
Navistar International Corporation	22,716	291,219
Proto Labs, Inc.	6,797	374,107
Sun Hydraulics Corporation	14,521	438,534
Supreme Industries, Inc. - Class A	92	1,546
Tennant Company	1,185	75,935
Twin Disc, Inc.	2,224	20,972
Valmont Industries, Inc.	2,732	357,755
Watts Water Technologies, Inc. - Class A	1,074	66,427
Westport Innovations, Inc.	10,885	15,021
		8,513,313
Marine - 0.2%
Costamare, Inc.	9,379	91,820
Danaos Corporation	8,951	38,310
Diana Shipping, Inc.	181,624	472,222
Global Ship Lease, Inc. - Class A	146	250
Navios Maritime Holdings, Inc.	125,555	118,022
Scorpio Bulkers, Inc.	28,723	94,499
		815,123
Professional Services - 0.4%
Acacia Research Corporation	13,592	73,533
Advisory Board Company (The)	6,786	283,383
Barrett Business Services, Inc.	2,589	111,275
CBIZ, Inc.	3,165	34,214
CRA International, Inc.	2,489	68,746
Franklin Covey Company	11,759	193,083
GP Strategies Corporation	1,970	41,291
Hill International, Inc.	49,886	208,025
Huron Consulting Group, Inc.	2	123
Korn/Ferry International	13,288	305,757
Navigant Consulting, Inc.	237	4,671
Odyssey Marine Exploration, Inc.	648	1,957

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Professional Services - 0.4% (Continued)
Paylocity Holding Corporation	2,687	$119,948
RPX Corporation	36,886	371,442
Spherix, Inc.	1,950	4,231
		1,821,679
Road & Rail - 0.4%
Avis Budget Group, Inc.	3,607	132,485
Celadon Group, Inc.	79,212	654,291
Heartland Express, Inc.	650	12,038
Knight Transportation, Inc.	6,048	180,412
Landstar System, Inc.	3,401	239,736
Student Transportation, Inc.	426	2,241
Swift Transportation Company	3,126	60,176
Universal Logistics Holdings, Inc.	32	478
Werner Enterprises, Inc.	15,134	380,166
		1,662,023
Trading Companies & Distributors - 0.8%
DXP Enterprises, Inc.	35,282	587,093
Fastenal Company	7,341	313,828
GATX Corporation	16,407	733,885
Houston Wire & Cable Company	1,449	8,404
Huttig Building Products, Inc.	31,834	177,952
Kaman Corporation	3,887	167,763
Textainer Group Holdings Ltd.	8,764	104,116
Titan Machinery, Inc.	88,681	994,114
Veritiv Corporation	2,186	92,293
W.W. Grainger, Inc.	1,378	301,575
		3,481,023
Transportation Infrastructure - 0.0% (a)
Wesco Aircraft Holdings, Inc.	322	4,138

Information Technology - 12.7%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc.	5,395	63,877
Arista Networks, Inc.	4,487	319,789
Brocade Communications Systems, Inc.	1	9
CalAmp Corporation	47,169	669,800
ClearOne, Inc.	1,930	23,855
Comtech Telecommunications Corporation	33,396	436,486
DragonWave, Inc.	13,108	60,297
F5 Networks, Inc.	2,678	330,519
Harmonic, Inc.	282,753	930,257
Infinera Corporation	15,780	138,233
Mitel Networks Corporation	3,207	23,507
Novatel Wireless, Inc.	66,622	118,587
Numerex Corporation - Class A	14,316	109,231
Oclaro, Inc.	122,652	702,796
ORBCOMM, Inc.	12,704	134,535
Parkervision, Inc.	18,501	123,772
PCTEL, Inc.	231	1,171
ShoreTel, Inc.	8,350	61,289
Sierra Wireless, Inc. - ADR	98	1,741

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Information Technology - 12.7% (Continued)
Communications Equipment - 1.2% (Continued)
Ubiquiti Networks, Inc.	8,784	$392,820
ViaSat, Inc.	4,490	331,497
Wi-Lan, Inc.	1,476	2,686
xG Technology, Inc.	5,832	2,449
Zhone Technologies, Inc.	10,256	11,282
		4,990,485
Electronic Equipment, Instruments & Components - 2.3%
Agilysys, Inc.	4,243	48,455
Applied DNA Science, Inc.	38,679	132,669
Badger Meter, Inc.	2,143	149,453
Clearfield, Inc.	52,348	1,047,483
ClearSign Combustion Corporation	24,138	102,587
Cognex Corporation	6,164	278,428
Control4 Corporation	130,813	1,139,381
CTS Corporation	1,862	35,583
CUI Global, Inc.	35,304	174,755
Daktronics, Inc.	11,901	76,999
Digital Ally, Inc.	19,161	114,774
DTS, Inc.	22,213	617,299
Fitbit, Inc. - Class A	79,148	1,081,162
InvenSense, Inc.	98,537	668,081
Iteris, Inc.	9,848	34,271
Knowles Corporation	40,271	541,242
Littelfuse, Inc.	375	46,882
Maxwell Technologies, Inc.	4,097	22,534
Mercury Systems, Inc.	3,125	81,000
Mesa Laboratories, Inc.	5,781	668,457
MicroVision, Inc.	452,474	705,859
National Instruments Corporation	1,760	50,477
Neonode, Inc.	78,743	111,028
Netlist, Inc.	73,973	106,521
OSI Systems, Inc.	6	357
Park Electrochemical Corporation	2,005	32,481
PCM, Inc.	356	5,917
RadiSys Corporation	165,280	796,650
Research Frontiers, Inc.	4,006	13,781
Rofin-Sinar Technologies, Inc.	4,217	133,257
SuperCom Ltd.	256	829
TTM Technologies, Inc.	55,862	555,827
Universal Display Corporation	2,725	193,039
Vishay Intertechnology, Inc.	6,330	84,379
		9,851,897
Internet Software & Services - 2.6%
Actua Corporation	4,233	42,245
Aerohive Networks, Inc.	11,719	85,666
Alarm.com Holdings, Inc.	16,061	461,433
Angie's List, Inc.	58,810	475,773
Appfolio, Inc. - Class A	30,783	494,991
Benefitfocus, Inc.	16,794	722,142
Carbonite, Inc.	20,163	221,995
Chegg, Inc.	110,603	596,150

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Information Technology - 12.7% (Continued)
Internet Software & Services - 2.6% (Continued)
comScore, Inc.	15,378	$399,060
Cornerstone OnDemand, Inc.	1,650	71,263
eGain Corporation	3,066	7,604
Endurance International Group Holdings, Inc.	6,715	60,301
Envestnet, Inc.	463	17,673
Five9, Inc.	215	2,711
Gogo, Inc.	135,493	1,139,496
Great Elm Capital Group, Inc.	23,145	141,184
GrubHub, Inc.	28,551	1,082,654
GTT Communications, Inc.	1,986	40,773
Hortonworks, Inc.	27,450	321,439
Internet Gold-Golden Lines Ltd.	20	289
iPass, Inc.	362	543
LendingClub Corporation	108,261	500,166
LogMeIn, Inc.	681	58,505
Marchex, Inc. - Class B	1,476	4,679
Marketo, Inc.	1,191	41,899
Match Group, Inc.	18,691	294,383
MaxPoint Interactive, Inc.	1	5
MINDBODY, Inc. - Class A	12,465	219,010
Net Element, Inc.	38,459	83,071
New Relic, Inc.	118	4,064
Piksel, Inc. - Series A-2 (b)	346,880	0
Q2 Holdings, Inc.	2,589	76,842
Quotient Technology, Inc.	61,067	773,108
RealNetworks, Inc.	3,859	16,709
Reis, Inc.	61	1,542
Rocket Fuel, Inc.	26,999	60,478
Shutterstock, Inc.	3,259	179,538
Stamps.com, Inc.	2,033	154,112
TrueCar, Inc.	48,399	453,499
Tucows, Inc. - Class A	686	20,511
VeriSign, Inc.	3,401	294,561
Web.com Group, Inc.	34	641
WebMD Health Corporation	1,460	89,075
Xactly Corporation	6,812	84,605
Yelp, Inc.	21,419	689,049
Zillow Group, Inc. - Class A	11,220	442,180
		10,927,617
IT Services - 1.4%
Accenture plc - Class A	36	4,061
Black Knight Financial Services, Inc. - Class A	5,909	229,565
Cardtronics plc	3,001	132,014
Cass Information Systems, Inc.	3,736	194,160
CIBER, Inc.	2,787	3,902
CSG Systems International, Inc.	1,615	65,020
FleetCor Technologies, Inc.	18	2,730
Helios and Matheson Analytics, Inc.	1,361	10,861
Mattersight Corporation	26,435	114,463
ModusLink Global Solutions, Inc.	131,272	168,028

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Information Technology - 12.7% (Continued)
IT Services - 1.4% (Continued)
NCI, Inc. - Class A	18,939	$240,336
NeuStar, Inc. - Class A	35,970	906,084
PFSweb, Inc.	4,688	46,458
Planet Payment, Inc.	133,695	627,030
ServiceSource International, Inc.	117,275	530,083
Square, Inc. - Class A	146,143	1,471,660
TeleTech Holdings, Inc.	1,340	38,244
VeriFone Systems, Inc.	15,712	301,042
Virtusa Corporation	23,787	647,006
Western Union Company (The)	16,169	323,380
		6,056,127
Semiconductors & Semiconductor Equipment - 1.5%
Acacia Communications, Inc.	1,676	108,990
Adesto Technologies Corporation	10,960	40,552
Ambarella, Inc.	16,793	973,658
Amtech Systems, Inc.	1	6
Applied Micro Circuits Corporation	25,225	165,981
Broadcom Ltd.	1	141
Camtek Ltd.	697	1,917
Canadian Solar, Inc.	1,324	18,801
Cavium, Inc.	10,067	469,827
Cirrus Logic, Inc.	1,839	89,357
Cree, Inc.	6,924	198,026
Cypress Semiconductor Corporation	62,461	727,046
Diodes, Inc.	552	10,218
DSP Group, Inc.	2,622	28,396
First Solar, Inc.	65	3,034
GigPeak, Inc.	62,214	117,584
Kopin Corporation	57,653	134,331
M/A-COM Technology Solutions Holdings, Inc.	513	20,269
Magnachip Semiconductor Corporation	2,264	13,471
MKS Instruments, Inc.	2,812	128,452
Nova Measuring Instruments Ltd.	98	1,104
NVE Corporation	1,323	75,464
NXP Semiconductors N.V.	1	62
Photronics, Inc.	1,639	15,833
QuickLogic Corporation	69,636	67,644
Rambus, Inc.	20,240	273,645
Rudolph Technologies, Inc.	449	7,911
SemiLEDs Corporation	17,803	99,697
SolarEdge Technologies, Inc.	36,710	657,109
SunPower Corporation	79,058	1,152,666
Sunworks, Inc.	35,653	103,394
Ultratech, Inc.	7,184	175,577
Veeco Instruments, Inc.	28,354	475,497
		6,355,660
Software - 2.6%
Allot Communications Ltd.	6	29
Atlassian Corporation plc - Class A	10,345	310,040
Attunity Ltd.	9,578	93,386
AVG Technologies N.V.	25,448	629,329

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Information Technology - 12.7% (Continued)
Software - 2.6% (Continued)
Barracuda Networks, Inc.	879	$19,408
Bottomline Technologies (de), Inc.	104	2,195
Box, Inc. - Class A	36,375	423,769
BroadSoft, Inc.	301	13,494
Covisint Corporation	1,057	2,315
CyberArk Software Ltd.	1,282	72,292
Datawatch Corporation	11,757	67,603
Digimarc Corporation	14,170	515,930
Digital Turbine, Inc.	99,046	110,932
Ebix, Inc.	26,759	1,426,790
Ellie Mae, Inc.	5,410	498,315
EPIQ Systems, Inc.	23,892	390,395
Evolving Systems, Inc.	7,002	36,340
FalconStor Software, Inc.	5,631	6,588
FireEye, Inc.	2,921	50,884
Globant S.A.	1,747	73,706
Glu Mobile, Inc.	60,455	141,465
Guidance Software, Inc.	689	4,051
HubSpot, Inc.	7,669	418,651
Imperva, Inc.	12,056	568,079
Infoblox, Inc.	327	6,121
Interactive Intelligence Group, Inc.	2,452	132,285
Jive Software, Inc.	275	1,045
Mitek Systems, Inc.	3,458	26,108
Model N, Inc.	195	2,517
Net 1 UEPS Technologies, Inc.	172	1,778
NetScout Systems, Inc.	18,986	531,228
Park City Group, Inc.	2,411	23,580
Proofpoint, Inc.	3,033	230,114
PROS Holdings, Inc.	1,338	24,860
Qlik Technologies, Inc.	19	574
Rapid7, Inc.	8,365	116,943
Rovi Corporation	5,441	102,345
Sapiens International Corporation	114	1,457
SITO Mobile Ltd.	1,558	6,263
Splunk, Inc.	109	6,817
SS&C Technologies Holdings, Inc.	10,149	327,001
Tangoe, Inc.	46,379	375,206
TubeMogul, Inc.	8,432	94,523
Ultimate Software Group, Inc. (The)	1,481	309,677
VASCO Data Security International, Inc.	5,560	92,908
VirnetX Holding Corporation	319,030	1,381,400
Workday, Inc. - Class A	3,972	331,026
Workiva, Inc.	4,777	66,591
Xura, Inc.	25,368	630,395
		10,698,748
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corporation	64,503	863,695
Apple, Inc.	702	73,155
Avid Technology, Inc.	49,109	319,700
Concurrent Computer Corporation	1,227	6,282

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Information Technology - 12.7% (Continued)
Technology Hardware, Storage & Peripherals - 1.1% (Continued)
CPI Card Group, Inc.	241,325	$1,139,054
Diebold, Inc.	2,773	78,309
Electronics For Imaging, Inc.	2,204	97,615
Imation Corporation	73,033	76,685
Immersion Corporation	110,557	830,283
Pure Storage, Inc. - Class A	72,111	908,599
Stratasys Ltd.	2,421	50,696
Super Micro Computer, Inc.	8,255	177,895
USA Technologies, Inc.	5,983	28,240
Violin Memory, Inc.	22,161	55,845
		4,706,053
Materials - 4.4%
Chemicals - 1.9%
A. Schulman, Inc.	58	1,700
AgroFresh Solutions, Inc.	19,954	128,703
American Vanguard Corporation	372	5,535
Balchem Corporation	8,055	514,473
BioAmber, Inc.	12,753	47,314
CF Industries Holdings, Inc.	11,841	292,236
Chemours Company (The)	46,974	436,858
China Green Agriculture, Inc.	1,818	2,545
Delta Technology Holdings Ltd.	5,797	10,608
Ferro Corporation	21,904	283,876
Flotek Industries, Inc.	87,192	1,238,126
FutureFuel Corporation	8,062	92,391
Intrepid Potash, Inc.	19,779	25,515
Kraton Performance Polymers, Inc.	14,571	435,819
Kronos Worldwide, Inc.	7,630	43,109
Landec Corporation	46,395	533,542
LSB Industries, Inc.	3,276	37,936
Methanex Corporation	744	20,847
NewMarket Corporation	375	160,477
Olin Corporation	4,997	104,437
Platform Specialty Products Corporation	125,063	1,150,580
Rayonier Advanced Materials, Inc.	10	138
Senomyx, Inc.	237,455	745,609
Terravia Holdings, Inc.	529,667	1,340,058
Tronox Ltd. - Class A	51,847	336,487
Valhi, Inc.	1,400	2,604
		7,991,523
Construction Materials - 0.0% (a)
Summit Materials, Inc. - Class A	9,815	217,304
Tecnoglass, Inc.	1,185	13,071
		230,375
Containers & Packaging - 0.3%
AEP Industries, Inc.	16	1,287
Multi Packaging Solutions International Ltd.	149	2,164
Myers Industries, Inc.	273	4,081
Owens-Illinois, Inc.	8,386	157,573
Sealed Air Corporation	80	3,775
Silgan Holdings, Inc.	16,116	799,031

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Materials - 4.4% (Continued)
Containers & Packaging - 0.3% (Continued)
UFP Technologies, Inc.	5,793	$132,602
		1,100,513
Metals & Mining - 2.0%
Alamos Gold, Inc. – Class A	26,380	246,389
Alexco Resource Corporation	90,709	173,254
Allegheny Technologies, Inc.	1,432	25,504
Asanko Gold, Inc.	191,267	833,924
Avino Silver & Gold Mines Ltd.	196,727	539,032
B2Gold Corporation	67,103	210,032
Carpenter Technology Corporation	1,494	58,640
Cliffs Natural Resources, Inc.	140,460	1,111,039
Coeur Mining, Inc.	18,004	275,821
Energy Fuels, Inc.	13,158	29,342
Exeter Resource Corporation	45,359	61,235
First Majestic Silver Corporation	32,921	570,850
General Steel Holdings, Inc.	2,977	1,340
Gold Resource Corporation	47,703	268,091
Gold Standard Ventures Corporation	1,980	2,970
Golden Star Resources Ltd.	115,029	89,723
Great Panther Silver Ltd.	277,843	405,651
Hecla Mining Company	87,523	568,024
HudBay Minerals, Inc.	657	3,285
IAMGOLD Corporation	17,490	90,423
McEwen Mining, Inc.	47,317	210,087
Mountain Province Diamonds, Inc.	701	3,463
NN, Inc.	32,224	543,619
Pershing Gold Corporation	34,289	161,844
Primero Mining Corporation	166,713	381,773
Ryerson Holding Corporation	1,757	25,371
Sandstorm Gold Ltd.	2,088	11,860
Seabridge Gold, Inc.	23,006	304,599
Silver Standard Resources, Inc.	10,181	141,923
Stillwater Mining Company	3,611	55,248
Tanzanian Royalty Exploration Corporation	40,984	54,099
United States Steel Corporation	30	825
Vista Gold Corporation	518,692	835,094
		8,294,374
Paper & Forest Products - 0.2%
Boise Cascade Company	4,401	119,575
Deltic Timber Corporation	10,208	703,535
KapStone Paper and Packaging Corporation	2,978	42,526
Resolute Forest Products, Inc.	5,461	30,145
Schweitzer-Mauduit International, Inc.	1,179	44,578
		940,359
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.7%
Frontier Communications Corporation	63,830	331,916
Globalstar, Inc.	64,683	76,973
Intelsat S.A.	7,196	16,551
Iridium Communications, Inc.	10,020	89,980
magicJack VocalTec Ltd.	10,020	59,920

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Telecommunication Services - 1.0% (Continued)
Diversified Telecommunication Services - 0.7% (Continued)
Ooma, Inc.	3,539	$30,081
pdvWireless, Inc.	25,138	540,467
Straight Path Communications, Inc. - Class B	46,466	847,540
Windstream Holdings, Inc.	107,424	1,000,117
		2,993,545
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.	75,152	688,392
Sprint Corporation	52,800	324,192
		1,012,584
Utilities - 0.8%
Electric Utilities - 0.2%
Duke Energy Corporation	39	3,338
Empire District Electric Company (The)	6,452	217,626
ITC Holdings Corporation	6,989	323,241
Otter Tail Corporation	200	6,970
Spark Energy, Inc. - Class A	10,663	264,336
		815,511
Gas Utilities - 0.0% (a)
Chesapeake Utilities Corporation	171	10,956
Gas Natural, Inc.	683	4,849
South Jersey Industries, Inc.	3,614	115,214
		131,019
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Yield plc	1,440	29,016
Dynegy, Inc.	278	4,206
Pattern Energy Group, Inc.	546	13,306
TerraForm Global, Inc. - Class A	35,541	123,683
TerraForm Power, Inc. - Class A	36,144	425,054
Vivint Solar, Inc.	275,271	831,318
		1,426,583
Multi-Utilities - 0.1%
Black Hills Corporation	3,070	193,563
CenterPoint Energy, Inc.	165	3,947
Just Energy Group, Inc.	2,357	14,637
WEC Energy Group, Inc.	4,676	303,519
		515,666
Water Utilities - 0.1%
Cadiz, Inc.	18,377	127,904
Connecticut Water Service, Inc.	2,163	110,421
Middlesex Water Company	1,260	52,051
York Water Company (The)	4,809	151,195
		441,571

Total Common Stocks (Proceeds $355,516,059)		$322,847,799

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	113,022	$148,624
Sears Holdings Corporation	36	144
Total Warrants (Proceeds $538,828)		$148,768

Total Securities Sold Short - 76.7% (Proceeds $356,054,887)		$322,996,567
ADR- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.  The total value of such securities is ($148,624) at July 31, 2016, representing (0.0%) (a) of net assets.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	08/17/2016	526	$7,311,400	$1,302,993
CBOE Volatility Index (VIX) Future	09/21/2016	550	9,036,500	453,440
E-Mini S&P 500 Future	09/16/2016	431	46,736,562	(1,471,110)

Total Futures Contracts Sold Short			$63,084,462	$285,323

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Consumer Discretionary - 13.8%
Auto Components - 1.7%
Cooper-Standard Holdings, Inc. (a)	1,170	$103,019
Dana Holding Corporation	13,133	179,134
Drew Industries, Inc.	1,899	173,967
Federal-Mogul Holdings Corporation (a)	10,313	91,167
Gentherm, Inc. (a)	2,563	86,014
Spartan Motors, Inc.	11,635	98,781
Stoneridge, Inc. (a)	4,567	76,178
Superior Industries International, Inc.	5,631	172,083
Tenneco, Inc. (a)	2,977	168,260
Tower International, Inc.	5,011	115,654
		1,264,257
Automobiles - 0.1%
Rush Enterprises, Inc. - Class B (a)	3,185	74,306

Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)	2,013	57,652
Bright Horizons Family Solutions, Inc. (a)	2,931	196,582
Capella Education Company	1,420	85,016
Graham Holdings Company - Class B	247	124,300
Grand Canyon Education, Inc. (a)	2,011	84,583
K12, Inc. (a)	13,440	166,387
Liberty Tax, Inc.	11,874	164,574
		879,094
Hotels, Restaurants & Leisure - 3.6%
BJ's Restaurants, Inc. (a)	1,851	71,893
Bloomin' Brands, Inc.	11,231	201,933
Bojangles', Inc. (a)	4,239	73,674
Boyd Gaming Corporation (a)	10,390	203,748
Caesars Acquisition Company - Class A (a)	18,189	195,714
Carrols Restaurant Group, Inc. (a)	14,168	171,575
ClubCorp Holdings, Inc.	5,962	86,449
DineEquity, Inc.	922	75,023
Golden Entertainment, Inc.	5,822	79,237
International Speedway Corporation - Class A	10,404	351,343
Interval Leisure Group, Inc.	4,280	76,954
Intrawest Resorts Holdings, Inc. (a)	12,969	188,569
Isle of Capri Casinos, Inc. (a)	13,326	249,596
Marcus Corporation (The)	3,501	77,547
Monarch Casino & Resort, Inc. (a)	3,220	75,123
Pinnacle Entertainment, Inc. (a)	16,194	176,839
Potbelly Corporation (a)	12,336	160,738
Ruth's Hospitality Group, Inc.	8,989	143,554
		2,659,509
Household Durables - 1.9%
Bassett Furniture Industries, Inc.	2,828	73,047
Beazer Homes USA, Inc. (a)	8,824	84,622
Flexsteel Industries, Inc.	4,131	169,784
Helen of Troy Ltd. (a)	1,995	198,722
Hooker Furniture Corporation	4,290	99,228
Hovnanian Enterprises, Inc. - Class A (a)	94,348	173,600

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Consumer Discretionary - 13.8% (Continued)
Household Durables - 1.9% (Continued)
La-Z-Boy, Inc.	9,065	$273,944
Lennar Corporation - B Shares	1,901	71,364
Libbey, Inc.	4,236	79,171
M/I Homes, Inc. (a)	3,651	82,330
Skullcandy, Inc. (a)	12,601	77,118
		1,382,930
Internet & Catalog Retail - 0.9%
HSN, Inc.	421	21,538
Liberty TripAdvisor Holdings, Inc. - Series A (a)	8,692	205,740
RetailMeNot, Inc. (a)	21,254	177,471
Shutterfly, Inc. (a)	4,020	213,824
Travelport Worldwide Ltd.	5,571	75,153
		693,726
Leisure Products - 0.6%
Callaway Golf Company	20,705	221,544
Johnson Outdoors, Inc. - Class A	4,012	122,165
Nautilus, Inc. (a)	4,096	77,169
		420,878
Media - 1.5%
AMC Entertainment Holdings, Inc. - Class A	2,528	74,374
Carmike Cinemas, Inc. (a)	2,439	75,170
Entravision Communications Corporation - Class A	10,146	73,660
Liberty Braves Group - Series A (a)	4,481	73,892
Liberty Braves Group - Series C (a)	4,626	73,923
Liberty Broadband Corporation - Series A (a)	1,195	75,058
Meredith Corporation	3,665	199,669
National CineMedia, Inc.	6,367	99,198
News Corporation - Class B	6,177	83,019
Reading International, Inc. - Class A (a)	176	2,420
Salem Media Group, Inc. - Class A	2,179	16,495
Sinclair Broadcast Group, Inc. - Class A	3,352	93,253
tronc, Inc. (a)	7,960	119,320
Viacom, Inc. - Class A	1,491	74,013
		1,133,464
Multi-Line Retail - 0.0% (b)
Fred's, Inc. - Class A	1,407	22,357

Specialty Retail - 1.7%
Aaron's, Inc.	8,585	205,611
Barnes & Noble, Inc.	3,380	44,210
Caleres, Inc.	7,298	192,083
Cato Corporation (The) - Class A	7,173	256,578
Citi Trends, Inc.	4,406	73,492
Finish Line, Inc. (The) - Class A	4,275	92,896
Genesco, Inc. (a)	2,877	199,721
Group 1 Automotive, Inc.	1,622	101,083
Lithia Motors, Inc. - Class A	1,371	118,304
Sonic Automotive, Inc. - Class A	31	564
Stein Mart, Inc.	2,292	19,711
		1,304,253

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Consumer Discretionary - 13.8% (Continued)
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Company	3,274	$187,436
Culp, Inc.	2,947	84,078
Perry Ellis International, Inc. (a)	1,510	32,344
Tumi Holdings, Inc. (a)	2,798	74,847
Unifi, Inc. (a)	2,757	74,522
		453,227
Consumer Staples - 3.5%
Beverages - 0.1%
National Beverage Corporation (a)	1,287	73,822

Food & Staples Retailing - 1.0%
Performance Food Group Company (a)	7,336	201,300
SpartanNash Company	2,397	75,505
SUPERVALU, Inc. (a)	54,635	266,619
Village Super Market, Inc. - Class A	7,319	231,573
		774,997
Food Products - 1.5%
Darling Ingredients, Inc.	18,208	287,322
Fresh Del Monte Produce, Inc.	5,092	289,480
Lancaster Colony Corporation	122	15,855
Seaboard Corporation (a)	69	202,170
Seneca Foods Corporation - Class A (a)	7,221	282,847
		1,077,674
Household Products - 0.5%
Central Garden & Pet Company - Class A (a)	3,221	73,407
HRG Group, Inc. (a)	19,726	293,720
		367,127
Personal Products - 0.4%
Avon Products, Inc.	23,610	96,093
Inter Parfums, Inc.	2,262	73,606
Nutraceutical International Corporation (a)	689	17,666
Revlon, Inc. - Class A (a)	2,274	80,704
		268,069
Tobacco - 0.0% (b)
Alliance One International, Inc. (a)	1,332	23,044
Universal Corporation	30	1,779
		24,823
Energy - 4.3%
Energy Equipment & Services - 1.9%
Archrock, Inc.	29,335	261,375
Atwood Oceanics, Inc.	6,149	65,671
Dril-Quip, Inc. (a)	1,517	82,570
Ensco plc - Class A	17,993	164,996
Exterran Corporation (a)	7,329	93,225
Fairmount Santrol Holdings, Inc. (a)	11,896	81,488
Independence Contract Drilling, Inc. (a)	16,710	84,051
Matrix Service Company (a)	237	3,927
Nabors Industries Ltd.	8,257	74,313
Noble Corporation plc	11,602	85,623
Pioneer Energy Services Corporation (a)	23,739	74,778
RigNet, Inc. (a)	3,664	43,785

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Energy - 4.3% (Continued)
Energy Equipment & Services - 1.9% (Continued)
TETRA Technologies, Inc. (a)	46,336	$278,479
Unit Corporation (a)	754	9,425
		1,403,706
Oil, Gas & Consumable Fuels - 2.4%
Callon Petroleum Company	9,827	111,930
Carrizo Oil & Gas, Inc. (a)	5,637	184,894
Contango Oil & Gas Company (a)	7,837	72,336
CVR Energy, Inc.	13,428	198,734
Delek US Holdings, Inc.	22,069	276,304
DHT Holdings, Inc.	3,841	17,899
Eclipse Resources Corporation (a)	25,776	81,194
EP Energy Corporation - Class A (a)	14,196	59,197
Gastar Exploration, Inc. (a)	40,728	37,303
Gener8 Maritime, Inc. (a)	4,941	26,286
Green Plains, Inc.	13	295
Navios Maritime Acquisition Corporation	47,727	73,022
PDC Energy, Inc. (a)	3,879	212,453
SemGroup Corporation - Class A	9,070	262,667
Teekay Corporation	12,182	75,528
Teekay Tankers Ltd. - Class A	25,210	74,370
Westmoreland Coal Company (a)	3,070	29,318
		1,793,730
Financials - 22.7%
Banks - 5.7%
1st Source Corporation	3,931	132,121
BancFirst Corporation	1,213	79,536
BancorpSouth, Inc.	8,735	208,068
Banner Corporation	4,530	189,082
Cardinal Financial Corporation	5,424	139,722
Cathay General Bancorp	6,899	206,832
Central Pacific Financial Corporation	11,724	287,590
CNB Financial Corporation	325	5,996
CoBiz Financial, Inc.	449	5,545
Enterprise Financial Services Corporation	4,087	117,542
Fidelity Southern Corporation	4,187	72,058
First BanCorp (Puerto Rico) (a)	15,909	73,022
First Citizens BancShares, Inc. - Class A	759	197,173
First Horizon National Corporation	1	3
First Midwest Bancorp, Inc.	1,580	29,499
First NBC Bank Holding Company (a)	4,669	88,851
FirstMerit Corporation	10,010	212,512
Franklin Financial Network, Inc. (a)	1,050	35,574
Great Southern Bancorp, Inc.	1,895	74,284
Great Western Bancorp, Inc.	5,909	196,002
Hancock Holding Company	2,807	81,375
Heartland Financial USA, Inc.	4,416	162,156
Heritage Oaks Bancorp	2,528	20,578
MainSource Financial Group, Inc.	1,181	26,301
MB Financial, Inc.	2,301	88,335
OFG Bancorp	376	3,989
Pacific Premier Bancorp, Inc. (a)	2,583	62,380

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 22.7% (Continued)
Banks - 5.7% (Continued)
Preferred Bank (Los Angeles)	2,291	$74,847
QCR Holdings, Inc.	600	17,784
Seacoast Banking Corporation of Florida (a)	15,350	245,140
Sterling Bancorp	12,461	210,466
Sun Bancorp, Inc./NJ (a)	1,458	31,114
Talmer Bancorp, Inc. - Class A	5,647	118,700
TCF Financial Corporation	6,461	87,805
TowneBank	8,305	190,600
United Community Banks, Inc.	2,844	54,719
United Community Financial Corporation	2,988	19,840
Univest Corporation of Pennsylvania	8,305	175,153
WashingtonFirst Bankshares, Inc.	1,302	31,248
Yadkin Financial Corporation	7,544	190,033
		4,243,575
Capital Markets - 2.1%
Arlington Asset Investment Corporation - Class A	4,415	61,501
B. Riley Financial, Inc.	2,452	22,264
BGC Partners, Inc. - Class A	14,032	124,464
Diamond Hill Investment Group, Inc.	133	25,402
GAMCO Investors, Inc. - Class A	2,136	72,923
Houlihan Lokey, Inc.	11,516	264,062
Investment Technology Group, Inc.	8,415	140,530
KCG Holdings, Inc. - Class A (a)	20,278	306,806
Marcus & Millichap, Inc. (a)	4,880	130,735
OM Asset Management plc	23,449	328,286
Virtu Financial, Inc. - Class A	5,029	86,499
Westwood Holdings Group, Inc.	180	9,652
		1,573,124
Consumer Finance - 0.5%
Cash America International, Inc.	1,737	74,430
EZCORP, Inc. - Class A (a)	9,813	88,906
Nelnet, Inc. - Class A	3,954	159,781
Regional Management Corporation (a)	2,621	49,275
		372,392
Diversified Financial Services - 0.1%
GAIN Capital Holdings, Inc.	2,251	15,127
Marlin Business Services Corporation	2,282	41,897
		57,024
Insurance - 3.0%
American Equity Investment Life Holding Company	257	4,094
AMERISAFE, Inc.	3,224	188,701
Argo Group International Holdings Ltd.	1,444	74,929
Aspen Insurance Holdings Ltd.	2,162	99,366
Baldwin & Lyons, Inc. - Class B	2,859	75,735
Blue Capital Holdings Ltd.	598	10,674
Crawford & Company - Class B	6,889	75,641
eHealth, Inc. (a)	3,193	30,493
EMC Insurance Group, Inc.	894	24,791
Employers Holdings, Inc.	158	4,506
Enstar Group Ltd. (a)	168	27,987
FBL Financial Group, Inc. - Class A	64	3,992

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 22.7% (Continued)
Insurance - 3.0% (Continued)
Horace Mann Educators Corporation	2,134	$72,940
Investors Title Company	152	15,276
James River Group Holdings Ltd.	2,913	98,052
Kemper Corporation	2,124	72,789
National General Holdings Corporation	3,545	73,133
National Interstate Corporation	2,435	78,967
National Western Life Group, Inc. - Class A	507	95,894
Navigators Group, Inc. (The)	3,755	351,731
OneBeacon Insurance Group Ltd. - Class A	4,299	60,229
ProAssurance Corporation	1,447	74,752
Safety Insurance Group, Inc.	2,903	184,921
Selective Insurance Group, Inc.	4,120	161,339
State National Companies, Inc.	828	9,042
Stewart Information Services Corporation	1,711	73,248
United Fire Group, Inc.	4,787	201,054
United Insurance Holdings Corporation	1,555	24,662
		2,268,938
Real Estate Investment Trusts (REITs) - 8.9%
Bluerock Residential Growth REIT, Inc.	34,967	465,761
BRT Realty Trust (a)	1,329	9,569
CBL & Associates Properties, Inc.	47,298	581,292
Cousins Properties, Inc.	42,967	457,169
EastGroup Properties, Inc.	6,026	443,634
First Industrial Realty Trust, Inc.	1,052	31,003
First Potomac Realty Trust	55,975	565,907
GEO Group, Inc. (The)	1,305	45,166
Government Properties Income Trust	8,654	206,485
Kite Realty Group Trust	3,786	115,132
Ladder Capital Corporation	2,956	38,605
Mack-Cali Realty Corporation	16,395	462,339
Medical Properties Trust, Inc.	29,922	469,775
NexPoint Residential Trust, Inc.	23,083	449,888
Parkway Properties, Inc.	27,528	478,161
Pennsylvania Real Estate Investment Trust	20,423	519,561
RMR Group, Inc. (The) - Class A	8,120	276,445
Saul Centers, Inc.	7,753	520,769
WP Glimcher, Inc.	39,351	498,971
		6,635,632
Real Estate Management & Development - 0.3%
Kennedy-Wilson Holdings, Inc.	10,296	216,731

Thrifts & Mortgage Finance - 2.1%
Bank Mutual Corporation	9,558	73,023
Beneficial Bancorp, Inc.	5,576	75,611
Berkshire Hills Bancorp, Inc.	2,815	74,232
Brookline Bancorp, Inc.	17,629	200,794
Essent Group Ltd. (a)	12,540	300,458
Federal Agricultural Mortgage Corporation - Class C	1,472	56,569
First Financial Northwest, Inc.	1,594	22,284
Flagstar Bancorp, Inc. (a)	2,852	75,321
Flushing Financial Corporation	1,145	25,545

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 22.7% (Continued)
Thrifts & Mortgage Finance - 2.1% (Continued)
Meridian Bancorp, Inc.	2,406	$35,368
Meta Financial Group, Inc.	907	49,604
NMI Holdings, Inc. - Class A (a)	11,893	74,688
OceanFirst Financial Corporation	4,024	75,893
Oritani Financial Corporation	9,443	153,165
United Financial Bancorp, Inc.	5,696	74,902
Walker & Dunlop, Inc. (a)	2,525	59,767
WSFS Financial Corporation	3,987	140,303
		1,567,527
Health Care - 18.9%
Biotechnology - 5.1%
Acceleron Pharma, Inc. (a)	8,458	286,895
Acorda Therapeutics, Inc. (a)	7,338	185,505
Akebia Therapeutics, Inc. (a)	2,940	26,313
AMAG Pharmaceuticals, Inc. (a)	3,434	91,104
Applied Genetic Technologies Corporation (a)	15,788	237,294
Ardelyx, Inc. (a)	7,368	78,690
BioSpecifics Technologies Corporation (a)	5,854	237,087
Biostage, Inc. (a)	1	1
Blueprint Medicines Corporation (a)	2,098	46,387
Cara Therapeutics, Inc. (a)	12,323	73,075
Cepheid (a)	8,693	307,124
Concert Pharmaceuticals, Inc. (a)	6,290	72,272
Emergent BioSolutions, Inc. (a)	3,436	114,728
Epizyme, Inc. (a)	3,471	35,960
Exelixis, Inc. (a)	10,219	93,810
FibroGen, Inc. (a)	10,839	207,350
Flexion Therapeutics, Inc. (a)	543	8,992
Genomic Health, Inc. (a)	6,657	193,253
Ignyta, Inc. (a)	12,432	68,500
Ironwood Pharmaceuticals, Inc. (a)	6,792	95,971
Ligand Pharmaceuticals, Inc. (a)	714	96,304
Momenta Pharmaceuticals, Inc. (a)	23,288	262,223
OncoMed Pharmaceuticals, Inc. (a)	15,221	184,631
Ophthotech Corporation (a)	3,352	215,332
PDL BioPharma, Inc.	78,185	275,211
Pfenex, Inc. (a)	168	1,356
Portola Pharmaceuticals, Inc. (a)	8,126	210,951
Rigel Pharmaceuticals, Inc. (a)	26,178	59,948
Trevena, Inc. (a)	11,599	72,726
		3,838,993
Health Care Equipment & Supplies - 4.8%
AngioDynamics, Inc. (a)	19,503	323,555
Atrion Corporation	174	82,963
AxoGen, Inc. (a)	11,254	75,627
Cantel Medical Corporation	4,159	278,445
CONMED Corporation	1,855	75,387
CryoLife, Inc.	5,265	76,711
Cynosure, Inc. - Class A (a)	3,662	201,264
Entellus Medical, Inc. (a)	1,369	24,505
Exactech, Inc. (a)	2,917	78,847

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Health Care - 18.9% (Continued)
Health Care Equipment & Supplies - 4.8% (Continued)
Glaukos Corporation (a)	5,161	$180,429
Globus Medical, Inc. - Class A (a)	3,713	85,213
Haemonetics Corporation (a)	5,568	168,822
Halyard Health, Inc. (a)	5,898	204,012
HeartWare International, Inc. (a)	1,294	74,974
ICU Medical, Inc. (a)	1,174	137,076
Integer Holdings Corporation (a)	2,664	59,168
Invuity, Inc. (a)	2,634	27,130
LeMaitre Vascular, Inc.	6,022	103,578
Masimo Corporation (a)	2,080	110,178
Merit Medical Systems, Inc. (a)	3,460	81,102
Natus Medical, Inc. (a)	9,707	381,776
NuVasive, Inc. (a)	3,265	203,083
OraSure Technologies, Inc. (a)	9,849	67,170
Orthofix International N.V. (a)	4,020	190,548
Penumbra, Inc. (a)	1,133	77,395
RTI Surgical, Inc. (a)	14,445	46,946
Spectranetics Corporation (The) (a)	4,126	95,641
Surmodics, Inc. (a)	1,513	41,502
		3,553,047
Health Care Providers & Services - 4.0%
Addus HomeCare Corporation (a)	3,825	72,140
Almost Family, Inc. (a)	3,296	131,148
Amedisys, Inc. (a)	1,391	74,488
AMN Healthcare Services, Inc. (a)	2,653	112,222
BioTelemetry, Inc. (a)	5,409	102,879
Capital Senior Living Corporation (a)	3,019	58,810
Civitas Solutions, Inc. (a)	1,215	26,038
Community Health Systems, Inc. (a)	6,934	88,547
CorVel Corporation (a)	4,407	199,196
HMS Holdings Corporation (a)	5,264	104,648
LHC Group, Inc. (a)	5,073	229,604
LifePoint Health, Inc. (a)	1,157	68,471
Magellan Health, Inc. (a)	3,892	266,485
National HealthCare Corporation	1,144	73,902
PharMerica Corporation (a)	14,463	384,137
Premier, Inc. - Class A (a)	2,917	95,386
Providence Service Corporation (The) (a)	6,098	294,960
RadNet, Inc. (a)	11,287	67,835
Select Medical Holdings Corporation (a)	8,000	92,000
Surgical Care Affiliates, Inc. (a)	1,856	96,531
Triple-S Management Corporation - Class B (a)	5,525	137,296
U.S. Physical Therapy, Inc.	4,233	252,372
		3,029,095
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	6,447	91,032
Imprivata, Inc. (a)	3,925	75,046
Omnicell, Inc. (a)	2,583	99,910
Press Ganey Holdings, Inc. (a)	1,854	74,012
Quality Systems, Inc.	6,131	75,289

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Health Care - 18.9% (Continued)
Health Care Technology - 0.6% (Continued)
Vocera Communications, Inc. (a)	1,969	$29,121
		444,410
Life Sciences Tools & Services - 1.3%
Albany Molecular Research, Inc. (a)	21	303
Cambrex Corporation (a)	1,052	55,135
Enzo Biochem, Inc. (a)	18,110	126,227
INC Research Holdings, Inc. - Class A (a)	8,756	389,730
NanoString Technologies, Inc. (a)	3,127	42,496
NeoGenomics, Inc. (a)	8,397	73,222
PRA Health Sciences, Inc. (a)	6,416	297,574
		984,687
Pharmaceuticals - 3.1%
Amphastar Pharmaceuticals, Inc. (a)	9,596	155,263
ANI Pharmaceuticals, Inc. (a)	2,224	134,774
Catalent, Inc. (a)	8,498	217,039
Corcept Therapeutics, Inc. (a)	5,560	32,248
DURECT Corporation (a)	48,364	93,826
Heska Corporation (a)	5,914	251,641
Horizon Pharma plc (a)	9,370	180,747
Impax Laboratories, Inc. (a)	9,440	296,605
Lannett Company, Inc. (a)	458	14,299
Paratek Pharmaceuticals, Inc. (a)	4,193	53,964
Phibro Animal Health Corporation - Class A	16,361	337,527
Prestige Brands Holdings, Inc. (a)	5,056	270,496
Sucampo Pharmaceuticals, Inc. - Class A (a)	14,416	169,388
Theravance Biopharma, Inc. (a)	3,913	99,821
		2,307,638
Industrials - 13.2%
Aerospace & Defense - 1.5%
AAR Corporation	6,778	163,756
Curtiss-Wright Corporation	2,337	207,970
Esterline Technologies Corporation (a)	2,695	163,937
HEICO Corporation - Class A	1,412	81,430
Moog, Inc. - Class A (a)	1,352	74,455
Triumph Group, Inc.	4,675	144,130
Vectrus, Inc. (a)	8,140	253,561
		1,089,239
Air Freight & Logistics - 0.1%
Forward Air Corporation	1,602	74,140

Airlines - 0.2%
Allegiant Travel Company	1,475	191,411

Building Products - 1.4%
Continental Building Products, Inc. (a)	5,128	120,252
Gibraltar Industries, Inc. (a)	2,164	76,346
Masonite International Corporation (a)	4,087	285,395
NCI Building Systems, Inc. (a)	21,812	353,791
Ply Gem Holdings, Inc. (a)	5,990	92,006
Universal Forest Products, Inc.	1,177	127,257
		1,055,047

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	5,368	$199,743
Brink's Company (The)	2,485	81,558
Casella Waste Systems, Inc. - Class A (a)	8,285	77,548
Herman Miller, Inc.	2,963	97,098
HNI Corporation	5,401	281,554
Hudson Technologies, Inc. (a)	15,127	74,425
Interface, Inc.	6,741	120,394
Knoll, Inc.	13,706	346,076
Quad/Graphics, Inc.	9,953	252,408
Viad Corporation	122	4,248
		1,535,052
Construction & Engineering - 0.9%
Argan, Inc.	3,490	160,994
EMCOR Group, Inc.	3,831	213,387
IES Holdings, Inc. (a)	9,432	146,667
KBR, Inc.	5,374	75,343
MYR Group, Inc. (a)	2,991	73,788
		670,179
Electrical Equipment - 1.3%
AZZ, Inc.	3,876	240,622
Belden, Inc.	2,680	196,203
Encore Wire Corporation	6,526	244,920
EnerSys	4,334	270,225
		951,970
Machinery - 3.0%
Alamo Group, Inc.	2,683	180,110
Astec Industries, Inc.	1,840	110,915
Barnes Group, Inc.	2,057	78,022
Chart Industries, Inc. (a)	9,687	290,804
CLARCOR, Inc.	3,233	201,287
Columbus McKinnon Corporation	101	1,676
EnPro Industries, Inc.	3,880	177,510
Federal Signal Corporation	2,282	30,008
Harsco Corporation	16,101	157,629
ITT, Inc.	2,337	74,106
Kadant, Inc.	165	9,065
Lydall, Inc. (a)	5,968	266,650
Mueller Water Products, Inc. - Class A	15,261	180,995
RBC Bearings, Inc. (a)	1,200	91,236
SPX FLOW, Inc. (a)	4,506	122,924
Standex International Corporation	867	76,990
Tennant Company	1,382	88,559
Terex Corporation	173	4,176
Timken Company (The)	2,519	84,260
		2,226,922
Professional Services - 1.7%
BG Staffing, Inc.	3,569	75,163
Exponent, Inc.	1,429	72,608
FTI Consulting, Inc. (a)	1,956	83,795
Heidrick & Struggles International, Inc.	7,051	137,212
Insperity, Inc.	1,088	85,397

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Professional Services - 1.7% (Continued)
Kelly Services, Inc. - Class A	9,072	$185,704
Kforce, Inc.	4,099	73,208
Mistras Group, Inc. (a)	3,027	75,857
Navigant Consulting, Inc. (a)	4,319	85,128
On Assignment, Inc. (a)	4,319	159,587
Resources Connection, Inc.	4,946	73,695
TriNet Group, Inc. (a)	3,368	73,052
TrueBlue, Inc. (a)	3,306	73,823
VSE Corporation	624	39,661
		1,293,890
Road & Rail - 0.6%
Covenant Transportation Group, Inc. - Class A (a)	2,739	61,710
Roadrunner Transportation Systems, Inc. (a)	38,047	288,016
YRC Worldwide, Inc. (a)	7,599	90,200
		439,926
Trading Companies & Distributors - 0.5%
H&E Equipment Services, Inc.	4,473	83,287
Neff Corporation - Class A (a)	1,232	12,037
NOW, Inc. (a)	10,691	195,752
Rush Enterprises, Inc. - Class A (a)	3,002	68,986
		360,062
Information Technology - 14.8%
Communications Equipment - 1.5%
Black Box Corporation	12,448	169,915
Comtech Telecommunications Corporation	3,963	51,796
EMCORE Corporation (a)	11,479	74,384
Finisar Corporation (a)	10,963	205,666
Ixia (a)	8,912	102,488
NETGEAR, Inc. (a)	5,575	286,722
Polycom, Inc. (a)	6,041	74,848
Sonus Networks, Inc. (a)	8,622	74,322
Viavi Solutions, Inc. (a)	13,393	95,492
		1,135,633
Electronic Equipment, Instruments & Components - 3.3%
Anixter International, Inc. (a)	1,395	85,486
Benchmark Electronics, Inc. (a)	11,452	268,435
Coherent, Inc. (a)	1,908	202,343
Electro Rent Corporation	5,684	87,931
Electro Scientific Industries, Inc. (a)	10,976	74,308
Fabrinet (a)	4,051	152,966
FARO Technologies, Inc. (a)	1,385	48,309
Fitbit, Inc. - Class A (a)	900	12,294
MTS Systems Corporation	1,795	85,137
Park Electrochemical Corporation	1,009	16,346
PC Connection, Inc.	3,440	88,786
Plexus Corporation (a)	1,667	76,582
QLogic Corporation (a)	6,745	104,682
Rogers Corporation (a)	4,318	295,524
Sanmina Corporation (a)	6,539	165,698
ScanSource, Inc. (a)	6,287	257,956
SYNNEX Corporation	2,020	203,071

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Information Technology - 14.8% (Continued)
Electronic Equipment, Instruments & Components - 3.3% (Continued)
Tech Data Corporation (a)	2,709	$211,112
TTM Technologies, Inc. (a)	6,331	62,993
		2,499,959
Internet Software & Services - 1.8%
Autobytel, Inc. (a)	1,862	27,669
Bankrate, Inc. (a)	9,190	73,244
Blucora, Inc. (a)	12,335	125,940
Brightcove, Inc. (a)	7,635	79,938
Carbonite, Inc. (a)	5,833	64,221
Cvent, Inc. (a)	4,620	150,704
DHI Group, Inc. (a)	10,024	73,075
EarthLink Holdings Corporation	7,656	51,908
Everyday Health, Inc. (a)	23,756	193,849
GoDaddy, Inc. - Class A (a)	392	11,729
Liquidity Services, Inc. (a)	21,781	175,991
LivePerson, Inc. (a)	11,342	75,708
MeetMe, Inc. (a)	10,960	70,473
QuinStreet, Inc. (a)	8,580	31,145
Rackspace Hosting, Inc. (a)	34	797
Stamps.com, Inc. (a)	992	75,199
XO Group, Inc. (a)	4,161	75,855
		1,357,445
IT Services - 2.4%
Blackhawk Network Holdings, Inc. (a)	2,402	83,566
CACI International, Inc. - Class A (a)	627	59,772
Convergys Corporation	7,671	204,432
Datalink Corporation (a)	19,105	163,921
EVERTEC, Inc.	4,610	79,292
ExlService Holdings, Inc. (a)	6,783	335,826
Hackett Group, Inc. (The)	5,300	70,967
Higher One Holdings, Inc. (a)	14,567	74,729
Lionbridge Technologies, Inc. (a)	9,971	44,969
ManTech International Corporation - Class A	4,560	180,166
MoneyGram International, Inc. (a)	10,071	70,094
Planet Payment, Inc. (a)	16,150	75,744
Science Applications International Corporation	3,349	203,485
Sykes Enterprises, Inc. (a)	2,123	65,155
Unisys Corporation (a)	8,451	83,749
		1,795,867
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	1,816	73,947
Alpha & Omega Semiconductor Ltd. (a)	7,956	113,691
CEVA, Inc. (a)	2,564	77,074
Cohu, Inc.	9,637	101,767
Entegris, Inc. (a)	9,094	155,416
Exar Corporation (a)	7,404	62,046
Fairchild Semiconductor International, Inc. (a)	5,213	102,905
GigPeak, Inc. (a)	9,206	17,399
Intersil Corporation - Class A	4,877	74,521
MaxLinear, Inc. - Class A (a)	3,851	83,990
Monolithic Power Systems, Inc.	1,032	75,047

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Information Technology - 14.8% (Continued)
Semiconductors & Semiconductor Equipment - 2.1% (Continued)
Nanometrics, Inc. (a)	7,964	$159,599
PDF Solutions, Inc. (a)	3,132	51,678
Power Integrations, Inc.	3,750	214,012
Semtech Corporation (a)	8,033	204,199
		1,567,291
Software - 2.9%
A10 Networks, Inc. (a)	48,433	378,746
American Software, Inc. - Class A	290	3,199
AVG Technologies N.V. (a)	3,023	74,759
CommVault Systems, Inc. (a)	4,204	217,515
Fair Isaac Corporation	1,724	218,327
Monotype Imaging Holdings, Inc.	3,885	76,884
Pegasystems, Inc.	2,676	74,661
Qlik Technologies, Inc. (a)	6,587	198,927
RealPage, Inc. (a)	3,227	81,159
Rosetta Stone, Inc. (a)	4,470	34,419
Rubicon Project, Inc. (The) (a)	12,783	180,496
Synchronoss Technologies, Inc. (a)	2,577	96,225
Take-Two Interactive Software, Inc. (a)	4,959	199,253
Verint Systems, Inc. (a)	6,038	212,960
Zynga, Inc. - Class A (a)	43,587	125,095
		2,172,625
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a)	6,209	195,956
Eastman Kodak Company (a)	5,568	94,322
Lexmark International, Inc. - Class A	2,797	102,566
Silicon Graphics International Corporation (a)	33,551	181,175
		574,019
Materials - 4.6%
Chemicals - 2.1%
A. Schulman, Inc.	3,255	95,404
Ferro Corporation (a)	5,945	77,047
H.B. Fuller Company	4,366	203,281
Hawkins, Inc.	588	25,131
Innospec, Inc.	1,948	97,926
KMG Chemicals, Inc.	10,565	290,432
Kraton Performance Polymers, Inc. (a)	252	7,537
Minerals Technologies, Inc.	3,093	201,849
OMNOVA Solutions, Inc. (a)	32,613	308,845
PolyOne Corporation	5,280	185,170
Rayonier Advanced Materials, Inc.	6,340	87,302
		1,579,924
Construction Materials - 0.4%
Caesarstone Sdot-Yam Ltd. (a)	5,444	204,096
US Concrete, Inc. (a)	1,311	84,559
		288,655
Containers & Packaging - 0.5%
AEP Industries, Inc.	1,820	146,438
Greif, Inc. - Class A	6,363	255,347
		401,785

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Materials - 4.6% (Continued)
Metals & Mining - 1.3%
AK Steel Holding Corporation (a)	12,923	$84,775
Cliffs Natural Resources, Inc. (a)	10,383	82,129
Commercial Metals Company	10,581	175,010
Compass Minerals International, Inc.	15	1,044
Real Industry, Inc. (a)	4,844	37,977
SunCoke Energy, Inc.	38,984	297,448
TimkenSteel Corporation (a)	16,138	161,703
Worthington Industries, Inc.	2,212	98,013
		938,099
Paper & Forest Products - 0.3%
Clearwater Paper Corporation (a)	1,172	73,730
Deltic Timber Corporation	404	27,844
Schweitzer-Mauduit International, Inc.	3,079	116,417
		217,991
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.0%
8x8, Inc. (a)	5,133	70,579
ATN International, Inc.	1,328	97,634
Cincinnati Bell, Inc. (a)	41,586	207,930
FairPoint Communications, Inc. (a)	2,253	36,476
Hawaiian Telcom Holdco, Inc. (a)	4,595	102,009
IDT Corporation - Class B	16,035	244,694
		759,322
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	3,819	34,982
Spok Holdings, Inc.	797	14,729
		49,711
Utilities - 1.8%
Electric Utilities - 0.5%
El Paso Electric Company	5,779	275,542
Unitil Corporation	2,074	90,717
		366,259
Gas Utilities - 0.1%
Spire, Inc.	1,122	77,867

Independent Power and Renewable Electricity Producers - 0.7%
Atlantic Power Corporation	3,445	8,681
Genie Energy Ltd. - Class B	2,575	16,532
NRG Yield, Inc. - Class A	12,407	213,152
Talen Energy Corporation (a)	19,973	271,633
		509,998
Multi-Utilities - 0.1%
NorthWestern Corporation	1,223	74,285

Water Utilities - 0.4%
Artesian Resources Corporation - Class A	2,248	76,634
Consolidated Water Company Ltd.	13,431	180,378

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Utilities - 1.8% (Continued)
Water Utilities - 0.4% (Continued)
SJW Corporation	1,807	$76,545
		333,557

Total Common Stocks (Cost $68,323,014)		$73,752,892

MONEY MARKET FUNDS - 1.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $857,732)	857,732	$857,732

Total Investments at Value - 99.8% (Cost $69,180,746)		$74,610,624

Other Assets in Excess of Liabilities - 0.2%		121,332

Net Assets - 100.0%		$74,731,956

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of July 31, 2016.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 20.6%	Par Value	Value
U.S. Treasury Bills (a) - 20.6%
0.370%, due 11/10/2016	$852,000	$851,399
0.380%, due 11/25/2016	852,000	851,282
0.320%, due 12/08/2016	1,094,000	1,092,860
0.320%, due 12/22/2016	1,094,000	1,092,716
Total U.S. Treasury Obligations (Cost $3,887,431)		$3,888,257

MONEY MARKET FUNDS - 54.1%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.3937% (b)	1,905,506	$1,905,506
Fidelity Institutional Money Market Government Portfolio - Class I, 0.49% (b)	3,798,045	3,798,045
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.38% (b)	1,905,449	1,905,449
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.41% (b)	357,177	357,177
PIMCO Money Market Fund - Institutional Class, 0.18% (b)	357,188	357,188
Vanguard Prime Money Market Fund – Investor Shares, 0.45% (b)	1,905,524	1,905,524
Total Money Market Funds (Cost $10,228,889)		$10,228,889

Total Investments at Value - 74.7% (Cost $14,116,320)		$14,117,146

Other Assets in Excess of Liabilities - 25.3% (c)		4,786,623

Net Assets - 100.0%		$18,903,769

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of July 31, 2016.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2016 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	09/15/2016	10	$283,500	$(22,913)
Copper Future	09/28/2016	2	111,275	2,868
Ethanol Future	09/06/2016	12	493,464	(10,955)
Feeder Cattle Future	08/25/2016	13	910,325	(20,369)
Frozen Concentrate Orange Juice Future	09/12/2016	2	52,395	(3,024)
Lean Hogs Future	08/12/2016	8	220,720	(22,945)
Lean Hogs Future	10/14/2016	7	165,340	(8,700)
Live Cattle Future	08/31/2016	4	180,920	363
Live Cattle Future	10/31/2016	10	446,900	(3,353)
Natural Gas Future	08/29/2016	14	401,380	25,457
Oats Future	12/14/2016	32	318,800	(2,224)
Palladium Future	09/28/2016	2	142,260	33,112
Platinum Future	10/27/2016	1	57,665	496
Red Spring Wheat Future	09/14/2016	69	1,684,463	(10,349)
Soybean Future	11/14/2016	48	2,407,200	(11,979)

Total Futures Contracts			$7,876,607	$(54,515)

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	09/20/2016	11	$603,075	$(14,147)
Corn Future	12/14/2016	30	514,125	16,210
Cotton No.2 Future	12/07/2016	5	185,100	(8,667)
Crude Oil Future	08/22/2016	16	663,680	73,030
Hard Red Winter Wheat Future	09/14/2016	39	799,012	259
Lumber Future	09/15/2016	21	735,504	(19,836)
Rough Rice Future	09/14/2016	33	656,040	62,959
Soybean Meal Future	12/14/2016	21	730,170	(5,050)
Soybean Oil Future	12/14/2016	54	999,540	(29,756)
Sugar No. 11 Future	09/30/2016	20	426,720	15,403
Wheat Future	09/14/2016	77	1,569,838	51,409
Total Commodity Futures			7,882,804	141,814

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	08/17/2016	92	1,278,800	259,648
CBOE Volatility Index (VIX) Future	09/21/2016	97	1,593,710	81,077
E-Mini S&P 500 Future	09/16/2016	76	8,241,250	(256,505)
EURO STOXX 50 Future	09/16/2016	45	1,502,096	(39,271)
EURO VSTOXX Mini Future	08/17/2016	140	349,002	11,890
EURO VSTOXX Mini Future	09/21/2016	158	423,017	3,909
Total Financial Futures			13,387,875	60,748

Total Futures Contracts Sold Short			$21,270,679	$202,562

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2016 (Unaudited)

1. Securities valuation
The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.
Fixed income securities are generally valued using prices provided by an independent pricing service approved by the TFS Capital Investment Trust’s Board of Trustees (the “Board”). The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.
Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern Time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern Time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern Time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contracts will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by TFS Capital LLC (the Funds’ investment advisor) until 4:00 p.m. Eastern Time to determine if fair valuation is required.
Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.
Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.
The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets may include most common stocks, investment company shares, rights, warrants, futures contracts and money market funds.

•	Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets included in this category may include securities that are not actively traded on an exchange and U.S. Treasury obligations with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

•
Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of July 31, 2016:

TFS Market Neutral Fund	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$394,952,258	$-	$-		$394,952,258
Investment Companies	15,597,534	-	-		15,597,534
Warrants	-	0 *	-		0
Money Market Funds	1,855,156	-	-		1,855,156
Total	$412,404,948	$0	$-		$412,404,948

Other Financial Instruments:
Common Stocks – Sold Short	$(322,847,799)	$-	$0	*	$(322,847,799)
Investment Companies – Sold Short	-	-	-		-
Rights – Sold Short	-	-	-		-
Warrants – Sold Short	(144)	(148,624)	-		(148,768)
Futures Contracts – Sold Short	285,323	-	-		285,323
Total	$(322,562,620)	$(148,624)	$0		$(322,711,244)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$73,752,892	$-	$-	$73,752,892
Money Market Funds	857,732	-	-	857,732
Total	$74,610,624	$-	$-	$74,610,624

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$3,888,257	$-	$3,888,257
Money Market Funds	10,228,889	-	-	10,228,889
Total	$10,228,889	$3,888,257	$-	$14,117,146

Other Financial Instruments:
Futures Contracts	$(54,515)	$-	$-	$(54,515)
Futures Contracts – Sold Short	202,562	-	-	202,562
Total	$148,047	$-	$-	$148,047

*	TFS Market Neutral Fund holds a Warrant and Common Stocks Sold Short which have been fair valued at $0.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of July 31, 2016, the Funds did not have any transfers into and out of any Level.

There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of July 31, 2016.

The following is a reconciliation of Level 3 financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2015 and July 31, 2016.

	Common Stocks Sold Short

Balance as of October 31, 2015	$0	*
Change in unrealized appreciation on security sold short	-
Balance as of July 31, 2016	$0	*

The total amount of unrealized appreciation on Level 3 securities sold short was $5,536,684 at July 31, 2016.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of TFS Market Neutral Fund’s Level 3 securities sold short:

	Fair Value at 07/31/2016	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Common Stocks - Sold Short	$0*	Price per Advisor	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds Common Stocks Sold Short which have been determined to be Level 3 financial instruments and have been fair valued at $0.
**
Represents the directional change in the fair value of the Level 3 financial instrument that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2. Security transactions
Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.      Federal income tax
The following information is computed on a tax basis for each item as of July 31, 2016:
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$408,389,976	$71,412,743	$14,116,320

Gross unrealized appreciation	$24,458,926	$5,384,497	$826
Gross unrealized depreciation	(20,443,954)	(2,186,616)	-

Net unrealized appreciation on investments	$4,014,972	$3,197,881	$826

Net unrealized appreciation on securities sold short	$11,882,356	$-	$-

As of July 31, 2016, the proceeds of securities sold short on a tax basis is $334,878,923 for TFS Market Neutral Fund.
The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Investments in Money Market Mutual Funds
In order to maintain sufficient liquidity to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of July 31, 2016, TFS Hedged Futures Fund had 54.1% of the value of its net assets invested in shares of money market mutual funds registered under the Investment Company Act of 1940. As of July 31, 2016, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	September 29, 2016

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	September 29, 2016

*	Print the name and title of each signing officer under his or her signature.